As filed with the U.S. Securities and Exchange Commission on 10/02/2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2018

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

July 31, 2018

Angel Oak Multi-Strategy Income Fund

Angel Oak Flexible Income Fund

Angel Oak High Yield Opportunities Fund

Angel Oak UltraShort Income Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

(404) 953-4900

Investment Results – (Unaudited)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown in the chart above and table below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2018)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	3.82%	3.61%	4.80%	5.00%
Angel Oak Multi-Strategy Income Fund, Class A without load	3.40%	3.31%	4.52%	7.15%
Angel Oak Multi-Strategy Income Fund, Class A with load	1.07%	2.52%	4.05%	6.81%
Angel Oak Multi-Strategy Income Fund, Class C without load	2.73%	N/A	N/A	2.56%
Angel Oak Multi-Strategy Income Fund, Class C with load	1.74%	N/A	N/A	2.56%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	-0.80%	1.49%	2.25%	1.74	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares, June 28, 2011 for Class A Shares, and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of Class A Shares is 2.51% and 1.52% for Class C Shares, respectively.

Investment Results – (Unaudited) (continued)

Angel Oak Flexible Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2018)

	Average Annual Returns
	One Year	Three Year	Since Inception(2)
Angel Oak Flexible Income Fund, Institutional Class	4.02%	1.84%	2.94%
Angel Oak Flexible Income Fund, Class A without load	3.79%	1.62%	2.73%
Angel Oak Flexible Income Fund, Class A with load	1.43%	0.84%	2.11%
Angel Oak Flexible Income Fund, Class C without load	2.95%	N/A	0.81%
Angel Oak Flexible Income Fund, Class C with load	1.96%	N/A	0.81%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	-0.80%	1.49%	1.59	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014 for Institutional Class and Class A Shares and August 4, 2015 for Class C Shares.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg Barclays U.S. Aggregate Bond Index return from the inception date of the Class C Shares is 1.52%.

Investment Results – (Unaudited) (continued)

Angel Oak High Yield Opportunities Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown in the chart above and table below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

The chart above assumes an initial investment of $1,000,000 made on March 31, 2009 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2018)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak High Yield Opportunities Fund, Institutional Class	3.23%	6.72%	5.67%	9.36%
Angel Oak High Yield Opportunities Fund, Class A without load	2.96%	6.48%	5.43%	5.76%
Angel Oak High Yield Opportunities Fund, Class A with load	0.61%	5.69%	4.96%	5.36%
ICE Bank of America Merrill Lynch High Yield Index(3)(4)	2.49%	6.16%	5.35%	11.65	%(5)
Bloomberg Barclays U.S. Corporate High Yield Bond Index(4)(6)	2.60%	6.12%	5.35%	11.67	%(7)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge.

(2) Inception date is March 31, 2009 for Institutional Class Shares and July 31, 2012 for Class A Shares.

(3) The ICE Bank of America Merrill Lynch High Yield Index tracks the performance of below investment grade, but not in default, U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) Effective April 1, 2018, the benchmark index changed from the ICE Bank of America Merrill Lynch High Yield Index to the Bloomberg Barclays U.S. Corporate High Yield Bond Index. The benchmark index was changed to more accurately reflect the Fund’s investment style.

(5) The return shown for the ICE Bank of America Merrill Lynch High Yield Index is from the inception date of the Institutional Class Shares. The ICE Bank of America Merrill Lynch High Yield Index return from the inception date of Class A Shares is 6.03%.

(6) The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged market value-weighted index that covers the universe of fixed-rate, non-investment grade debt. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(7) The return shown for the Bloomberg Barclays U.S. Corporate High Yield Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg Barclays U.S. Corporate High Yield Bond Index return from the inception date of Class A Shares is 6.03%.

Investment Results – (Unaudited) (continued)

Angel Oak UltraShort Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $1,000,000 made on April 2, 2018 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Cumulative Returns(1)

(For the period ended July 31, 2018)

	Since Inception(2)
Angel Oak UltraShort Income Fund, Institutional Class	1.03%
Angel Oak UltraShort Income Fund, Class A	0.70%
Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index(3)	0.57	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is April 2, 2018 for Institutional Class and April 30, 2018 for Class A Shares.

(3) The Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills, notes, and bonds with a remaining maturity between 9-12 months. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index is from the inception date of the Institutional Class. The Bloomberg Barclays 9-12 Month U.S. Treasury Bill Index return from the inception date of the Class A Shares is 0.50%.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2018	Ending Account Value, July 31, 2018	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,015.90	$6.80	1.36%
	Hypothetical(2)	$1,000.00	$1,018.05	$6.80	1.36%
Class C	Actual	$1,000.00	$1,012.90	$10.58	2.12%
	Hypothetical(2)	$1,000.00	$1,014.28	$10.59	2.12%
Institutional Class	Actual	$1,000.00	$1,018.80	$5.56	1.11%
	Hypothetical(2)	$1,000.00	$1,019.29	$5.56	1.11%

Angel Oak Flexible Income Fund		Beginning Account Value, February 1, 2018	Ending Account Value, July 31, 2018	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,015.00	$4.70	0.94%
	Hypothetical(2)	$1,000.00	$1,020.13	$4.71	0.94%
Class C	Actual	$1,000.00	$1,010.90	$8.43	1.69%
	Hypothetical(2)	$1,000.00	$1,016.41	$8.45	1.69%
Institutional Class	Actual	$1,000.00	$1,015.00	$3.45	0.69%
	Hypothetical(2)	$1,000.00	$1,021.37	$3.46	0.69%

Angel Oak High Yield Opportunities Fund		Beginning Account Value, February 1, 2018	Ending Account Value, July 31, 2018	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,001.40	$4.47	0.90%
	Hypothetical(2)	$1,000.00	$1,020.33	$4.51	0.90%
Institutional Class	Actual	$1,000.00	$1,002.70	$3.23	0.65%
	Hypothetical(2)	$1,000.00	$1,021.57	$3.26	0.65%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six month period and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Summary of Funds’ Expenses – (Unaudited) (continued)

Angel Oak UltraShort Income Fund		Beginning Account Value, April 30, 2018	Ending Account Value, July 31, 2018	Expenses Paid During Period	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,007.00	$1.26(1)	0.50%
	Hypothetical(2)	$1,000.00	$1,022.32	$2.51(2)	0.50%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (92) in the most recent period and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Angel Oak UltraShort Income Fund		Beginning Account Value, April 2, 2018	Ending Account Value, July 31, 2018	Expenses Paid During Period	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$1,010.30	$0.96(1)	0.29%
	Hypothetical(2)	$1,000.00	$1,023.36	$1.45(2)	0.29%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (120) in the most recent period and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak Flexible Income Fund is to seek current income with a secondary objective of total return.

The investment objective of Angel Oak High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak UltraShort Income Fund is to provide current income while seeking to minimize price volatility and maintain liquidity.

*As a percentage of total investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 9.90%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 2.464% (1 Month LIBOR USD + 0.400%), 12/25/2035 (a)	$1,128,000	$1,095,179
AmeriCredit Automobile Receivables, Series 2016-1, Class C, 2.890%, 1/10/2022 (b)	4,000,000	3,997,400
AMSR Trust, Series 2016-SFR1, Class A, 3.473% (1 Month LIBOR USD + 1.400%), 11/17/2033 (a)(c)	5,000,000	5,020,405
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (d)	739,267	634,066
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 2.314% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	56,901	54,730
Capital Auto Receivables Trust, Series 2015-4, Class B, 0.000%, 11/20/2020	6,500,000	6,476,759
CARDS II Trust, Series 2018-1A, Class A, 2.424% (1 Month LIBOR USD + 0.350%), 4/17/2023 (a)(c)	9,000,000	8,997,870
Chase Issuance Trust, Series 2018-A1, Class A1, 2.272% (1 Month LIBOR USD + 0.200%), 4/17/2023 (a)	5,000,000	5,007,575
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2D, 4.971%, 3/25/2036 (b)(e)	5,307,816	3,829,085
Colony American Homes, Series 2015-1A, Class A, 3.278% (1 Month LIBOR USD + 1.200%), 7/19/2032 (a)(c)	4,660,391	4,701,836
Countrywide Asset-Backed Certificates, Series 2007-10, Class 1A1, 2.244% (1 Month LIBOR USD + 0.180%), 3/25/2036 (a)	33,769,850	32,286,137
CPS Auto Receivables Trust, Series 2014-D, Class D, 5.330%, 11/16/2020 (c)	3,000,000	3,064,629
CPS Auto Receivables Trust, Series 2014-D, Class D, 2.870%, 9/15/2021 (c)	3,000,000	3,005,439
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.770%, 4/18/2022 (c)	1,000,000	991,974
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class A, 2.650%, 6/15/2026 (c)	4,500,000	4,458,793
Drive Auto Receivables Trust, Series 2018-1, Class A2, 2.230%, 4/15/2020	3,672,294	3,679,921
DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022 (c)	3,000,000	2,996,748
DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022 (c)	5,500,000	5,579,706
Evergreen Credit Card Trust, Series 2018-2, Class A, 2.427% (1 Month LIBOR USD + 0.350%), 7/15/2022 (a)(c)	8,500,000	8,492,214
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022 (c)	1,750,000	1,747,748
Fremont Home Loan Trust, Series 2006-D, Class 1A1, 2.204% (1 Month LIBOR USD + 0.140%), 11/25/2036 (a)	1,474,752	1,004,097
Golden Credit Card Trust, Series 2017-4, Class A, 2.592% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(c)	9,000,000	9,032,787
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (c)	9,632,430	9,359,813
GSAA Home Equity Trust, Series 2006-20, Class A4A, 2.294% (1 Month LIBOR USD + 0.230%), 1/25/2037 (a)	4,211,704	2,849,378
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 2.314% (1 Month LIBOR USD + 0.250%), 12/25/2035 (a)	2,213,111	1,730,044
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 2.414% (1 Month LIBOR USD + 0.350%), 12/25/2035 (a)	6,876,903	6,497,876
GSAA Home Equity Trust, Series 2006-1, Class A1, 2.154% (1 Month LIBOR USD + 0.090%), 1/25/2036 (a)	1,377,757	790,758
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 2.314% (1 Month LIBOR USD + 0.250%), 1/25/2036 (a)	3,301,498	2,309,837
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (b)	12,147,428	6,052,881
GSAA Home Equity Trust, Series 2006-16, Class A2, 2.234% (1 Month LIBOR USD + 0.170%), 10/25/2036 (a)	2,004,399	1,048,988
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (b)	3,594,759	1,976,470

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 2.244% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	$15,591,037	$9,004,089
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 2.234% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	2,621,492	1,427,549
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (b)(e)	2,581,206	1,328,304
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (b)(e)	6,551,709	4,313,901
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	3,149,981	2,509,584
GSAA Trust, Series 2007-3, Class 1A1A, 2.134% (1 Month LIBOR USD + 0.070%), 3/25/2037 (a)	9,836,249	7,304,556
GSAMP Trust, Series 2007-FM2, Class A2D, 2.304% (1 Month LIBOR USD + 0.240%), 1/25/2037 (a)	26,222,136	19,053,398
Hero Funding, Series 2017-3A, Class A1, 3.190%, 9/20/2048 (c)	4,642,066	4,545,613
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (c)	9,250,000	9,087,783
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (c)	1,000,000	984,740
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV2, 2.224% (1 Month LIBOR USD + 0.160%), 4/25/2037 (a)	1,182,708	1,175,698
Home Partners of America Trust, Series 2017-1, Class A, 2.890% (1 Month LIBOR USD + 0.817%), 7/19/2034 (a)(c)	3,046,643	3,051,140
Home Partners of America Trust, Series 2017-1, Class C, 3.623% (1 Month LIBOR USD + 1.550%), 7/19/2034 (a)(c)	2,822,453	2,834,750
Home Partners of America Trust, Series 2017-1, Class D, 3.973% (1 Month LIBOR USD + 1.900%), 7/19/2034 (a)(c)	2,822,453	2,839,975
Invitation Homes Trust, Series 2017-SFR2, Class F, 5.073% (1 Month LIBOR USD + 3.000%), 12/19/2036 (a)(c)	4,000,000	4,070,108
Invitation Homes Trust, Series 2018-SFR1, Class D, 3.523% (1 Month LIBOR USD + 1.450%), 3/19/2037 (a)(c)	1,250,000	1,244,657
Invitation Homes Trust, Series 2018-SFR1, Class E, 4.073% (1 Month LIBOR USD + 2.000%), 3/19/2037 (a)(c)	1,375,000	1,389,382
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A1, 4.000%, 3/25/2058 (c)(e)	24,413,598	24,458,861
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A2, 4.250%, 3/25/2058 (c)(e)	21,378,000	21,201,589
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058 (c)(e)	9,932,500	9,932,927
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A1, 4.000%, 6/25/2058 (c)(e)	22,000,000	22,007,326
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A2, 4.250%, 6/25/2058 (c)(e)	13,000,000	12,835,432
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 3.852% (1 Month LIBOR USD + 1.750%), 1/28/2070 (a)(c)	12,960,274	13,181,973
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.314%, 9/25/2035 (b)(e)	2,520,368	2,424,781
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (b)(f)	38,093,665	265,208
LoanCore Issuer Ltd., Series 2018-CRE1, Class C, 4.622% (1 Month LIBOR USD + 2.550%), 5/15/2028 (a)(c)	3,250,000	3,274,372
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 2.564% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	20,959,137	15,487,943
MFA LLC, Series 2018-NPL1, Class A1, 3.875%, 5/26/2048 (c)(e)	17,270,647	17,260,492
MFA LLC, Series 2018-NPL2, Class A1, 4.164%, 7/27/2048 (c)(e)	3,500,000	3,508,750
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A1, 2.124% (1 Month LIBOR USD + 0.060%), 5/25/2037 (a)	3,257,114	2,896,812
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A2, 2.204% (1 Month LIBOR USD + 0.140%), 5/25/2037 (a)	10,713,154	9,584,470
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A3, 2.244% (1 Month LIBOR USD + 0.180%), 5/25/2037 (a)	24,627,941	21,941,846

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-NC3, Class A1, 2.264% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)(c)	$1,472,533	$1,054,471
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A4, 2.314% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	2,462,794	2,223,026
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 2.214% (1 Month LIBOR USD + 0.150%), 6/25/2036 (a)	3,389,972	3,064,365
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037	23,491,525	14,421,212
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 2.184% (1 Month LIBOR USD + 0.120%), 4/25/2037 (a)	9,495,459	4,979,371
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (b)(e)	10,834,480	5,235,741
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (b)(e)	14,984,497	7,523,236
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (b)(e)	5,779,349	2,901,326
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (b)(e)	14,374,814	7,859,473
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (b)(e)	2,075,677	1,306,207
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (b)(e)	7,845,486	5,413,691
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (b)	11,192,235	8,021,228
Mosaic Solar Loan Trust, Series 2018-2GS, Class A, 4.200%, 2/22/2044 (c)	10,842,748	10,849,731
New Century Home Equity Loan Trust, Series 2006-1, Class A2B, 2.244% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	997,666	939,983
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.901%, 10/25/2033 (b)(c)	7,314,897	7,358,428
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 3.749%, 10/22/2034 (b)(c)	8,260,377	8,271,115
Pretium Mortgage Credit Partners I LLC, Series 2018-NPL2, Class A1, 3.700%, 3/29/2033 (c)(e)	18,282,678	18,246,734
Progress Residential Trust, Series 2016-SFR1, Class A, 3.573% (1 Month LIBOR USD + 1.500%), 9/19/2033 (a)(c)	5,869,832	5,889,760
Progress Residential Trust, Series 2018-SFR1, Class E, 4.380%, 3/19/2035 (c)	5,500,000	5,457,490
Progress Residential Trust, Series 2018-SFR1, Class F, 4.778%, 3/19/2035 (c)	3,205,000	3,203,006
RAAC Series Trust, Series 2005-SP3, Class M1, 2.594% (1 Month LIBOR USD + 0.530%), 12/25/2035 (a)	1,600,807	1,605,049
RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023 (c)(e)	3,475,065	3,475,961
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 2.344% (1 Month LIBOR USD + 0.280%), 8/25/2035 (a)	3,737,088	3,615,278
Santander Retail Auto Lease Trust, Series 2018-A, Class A2B, 2.356% (1 Month LIBOR USD + 0.270%), 10/20/2020 (a)(c)	8,900,000	8,923,576
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (c)	5,500,000	5,510,510
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (c)	1,753,557	1,726,288
Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.672% (1 Month LIBOR USD + 2.600%), 1/22/2035 (a)(c)	9,283,000	9,355,212
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (c)	1,101,778	1,015,961
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 2.423%, 1/25/2037 (b)(c)(f)	39,514,184	3,654,904
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.750%, 2/20/2020 (c)	1,250,000	1,246,125
Towd Point Mortgage Trust, Series 2017-4, Class A4, 2.806%, 6/25/2057 (b)(c)	12,680,919	12,252,697
Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057 (b)(c)	6,500,000	6,017,563
Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.750%, 7/25/2057 (b)(c)	16,000,000	15,585,152
United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.760%, 10/13/2020 (c)	4,500,000	4,498,920
United Auto Credit Securitization Trust, Series 2018-2, Class B, 0.000%, 8/10/2022 (c)(j)	8,750,000	8,748,992
United Auto Credit Securitization Trust, Series 2018-2, Class C, 0.000%, 5/10/2023 (c)(j)	2,600,000	2,599,950
Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021 (c)	9,000,000	8,925,561
VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047 (b)(c)(e)	9,664,309	9,650,721
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047 (b)(c)(e)	2,662,282	2,662,694

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/2047 (b)(c)(e)	$3,820,088	$3,823,056
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047 (b)(c)(e)	3,281,780	3,259,310
VOLT LXIII LLC, Series 2017-NPL10, Class A2, 4.625%, 10/25/2047 (b)(c)(e)	11,071,330	11,057,779
VOLT LXIV LLC, Series 2017-NPL11, Class A1, 3.375%, 10/25/2047 (b)(c)(e)	4,034,991	4,059,612
VOLT LXV LLC, Series 2018-NPL1, Class A2, 5.000%, 4/27/2048 (c)(e)	8,750,000	8,731,354
VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 12/26/2045 (b)(c)(e)	435,000	436,536
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (c)	3,000,000	3,008,895
WhiteHorse VIII Ltd., Series 2014-1A, Class CR, 4.308% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(c)	17,500,000	17,465,857
WhiteHorse X Ltd., Series 2015-10A, Class A1R, 3.266% (3 Month LIBOR USD + 0.930%), 4/17/2027 (a)(c)	9,100,000	9,079,944
WhiteHorse X Ltd., Series 2015-10A, Class CR, 4.486% (3 Month LIBOR USD + 2.150%), 4/17/2027 (a)(c)	5,000,000	4,975,915
WhiteHorse X Ltd., Series 2015-10A, Class DR, 5.336% (3 Month LIBOR USD + 3.000%), 4/17/2027 (a)(c)	2,500,000	2,487,693
World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 2.550%, 6/17/2024	3,190,000	3,151,959

TOTAL ASSET-BACKED SECURITIES – (Cost – $725,993,625)		712,027,770

Collateralized Debt Obligations – 0.28%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (c)(g)(h)	2,618,354	2,673,209
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (c)(g)(h)	6,275,000	6,411,299
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (b)(c)(g)(h)(i)	11,231,000	11,118,690

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost – $20,124,354)		20,203,198

Collateralized Loan Obligations – 12.93%
ACIS CLO Ltd., Series 2014-4A, Class B, 4.128% (3 Month LIBOR USD + 1.770%), 5/1/2026 (a)(c)	1,989,560	1,989,576
AIMCO CLO, Series 2014-AA, Class DR, 5.598% (3 Month LIBOR USD + 3.250%), 7/20/2026 (a)(c)	13,000,000	13,025,441
ALM VII Ltd., Series 2013-7R2A, Class DR, 9.789% (3 Month LIBOR USD + 7.450%), 10/15/2027 (a)(c)	2,550,000	2,569,005
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2, 3.349% (3 Month LIBOR USD + 1.010%), 4/30/2031 (a)(c)	23,250,000	23,095,922
Anchorage Capital CLO Ltd., Series 2018-1RA, Class A1, 3.327% (3 Month LIBOR USD + 0.990%), 4/13/2031 (a)(c)	17,500,000	17,370,692
Apidos CLO XII, Series 2013-12A, Class AR, 3.419% (3 Month LIBOR USD + 1.080%), 4/15/2031 (a)(c)	10,000,000	10,021,320
Apidos CLO XVI, Series 2014-16A, Class D, 6.842% (3 Month LIBOR USD + 4.500%), 1/21/2025 (a)(c)	6,250,000	6,250,087
Apidos CLO XVIII, Series 2014-18A, Class CR, 5.597% (3 Month LIBOR USD + 3.250%), 7/22/2026 (a)(c)	3,038,000	3,044,067
Ares XLI CLO Ltd., Series 2016-41A, Class E, 9.339% (3 Month LIBOR USD + 7.000%), 1/15/2029 (a)(c)	5,000,000	5,096,210

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Ares XLVII CLO Ltd., Series 2018-47A, Class A1, 3.268% (3 Month LIBOR USD + 0.920%), 4/15/2030 (a)(c)	$15,000,000	$15,000,000
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 5.586% (3 Month LIBOR USD + 3.250%), 10/17/2024 (a)(c)	9,000,000	9,017,973
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 9.583% (3 Month LIBOR USD + 7.250%), 7/18/2028 (a)(c)	7,000,000	7,113,393
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class BR, 3.621% (3 Month LIBOR USD + 1.300%), 11/17/2027 (a)(c)	3,500,000	3,466,697
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class ER2, 9.319% (3 Month LIBOR USD + 6.980%), 7/16/2029 (a)(c)	4,100,000	4,159,639
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 0.000% (3 Month LIBOR USD + 1.100%), 7/26/2031 (a)(c)	7,500,000	7,499,572
Atrium X, Series 10A, Class DR, 5.339% (3 Month LIBOR USD + 3.000%), 7/16/2025 (a)(c)	7,000,000	7,024,143
Babson CLO Ltd., Series 2013-IA, Class ER, 7.548% (3 Month LIBOR USD + 5.200%), 1/20/2028 (a)(c)	3,750,000	3,720,724
Babson CLO Ltd., Series 2015-IA, Class AR, 3.338% (3 Month LIBOR USD + 0.990%), 1/20/2031 (a)(c)	65,000,000	64,952,485
Ballyrock CLO Ltd., Series 2016-1A, Class E1, 9.589% (3 Month LIBOR USD + 7.250%), 10/16/2028 (a)(c)	3,125,000	3,146,094
Battalion CLO VII Ltd., Series 2014-7A, Class CRR, 5.266% (3 Month LIBOR USD + 2.930%), 7/17/2028 (a)(c)	3,250,000	3,250,000
BlueMountain CLO Ltd., Series 2014-3A, Class CR, 5.539% (3 Month LIBOR USD + 3.200%), 10/15/2026 (a)(c)	4,000,000	3,999,876
BlueMountain CLO Ltd., Series 2015-1A, Class C, 6.087% (3 Month LIBOR USD + 3.750%), 4/13/2027 (a)(c)	1,250,000	1,252,716
BlueMountain CLO Ltd., Series 2016-3A, Class E, 9.193% (3 Month LIBOR USD + 6.850%), 11/15/2027 (a)(c)	1,950,000	1,974,699
BSPRT Issuer Ltd., Series 2017-FL1, Class A, 3.422% (1 Month LIBOR USD + 1.350%), 6/15/2027 (a)(c)	2,730,182	2,735,187
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.583% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(c)	8,437,500	8,457,438
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.348% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(c)	500,000	501,827
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, 3.030% (3 Month LIBOR USD + 1.050%), 5/15/2031 (a)(c)	17,500,000	17,480,855
CIFC Funding Ltd., Series 2014-4A, Class D, 5.736% (3 Month LIBOR USD + 3.400%), 10/17/2026 (a)(c)	3,850,000	3,856,245
CIFC Funding Ltd., Series 2014-4A, Class E, 7.186% (3 Month LIBOR USD + 4.850%), 10/17/2026 (a)(c)	4,400,000	4,399,780
CIFC Funding Ltd., Series 2015-3A, Class AR, 3.212% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(c)	35,000,000	34,609,505
CIFC Funding Ltd., Series 2018-1A, Class A, 3.157% (3 Month LIBOR USD + 1.000%), 4/18/2031 (a)(c)	28,000,000	27,816,320
CIFC Funding Ltd., Series 2018-1A, Class E, 7.157% (3 Month LIBOR USD + 5.000%), 4/18/2031 (a)(c)	1,000,000	969,094
CIFC Funding Ltd., Series 2013-3RA, Class A1, 3.330% (3 Month LIBOR USD + 0.980%), 4/24/2031 (a)(c)	7,800,000	7,757,022
Covenant Credit Partners CLO II Ltd., Series 2014-2A, Class D, 5.986% (3 Month LIBOR USD + 3.650%), 10/17/2026 (a)(c)	2,000,000	2,000,302

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Cutwater Ltd., Series 2014-2A, Class CR, 6.089% (3 Month LIBOR USD + 3.750%), 1/15/2027 (a)(c)	$2,000,000	$2,010,508
Dryden CLO Ltd., Series 2018-57A, Class A, 2.900% (3 Month LIBOR USD + 1.010%), 5/15/2031 (a)(c)	7,262,500	7,252,296
Dryden Senior Loan Fund, Series 2015-37A, Class AR, 3.448% (3 Month LIBOR USD + 1.100%), 1/15/2031 (a)(c)	6,000,000	6,005,922
Dryden Senior Loan Fund, Series 2015-41A, Class AR, 3.309% (3 Month LIBOR USD + 0.970%), 4/15/2031 (a)(c)	13,500,000	13,405,081
Dryden Senior Loan Fund, Series 2018-64A, Class A, 3.189% (3 Month LIBOR USD + 0.970%), 4/18/2031 (a)(c)	26,000,000	25,858,144
ECP CLO Ltd., Series 2014-6A, Class C, 5.839% (3 Month LIBOR USD + 3.500%), 7/15/2026 (a)(c)	17,585,000	17,600,615
Elevation CLO Ltd., Series 2018-9A, Class E, 0.000% (3 Month LIBOR USD + 6.300%), 7/15/2031 (a)(c)(j)	2,500,000	2,453,425
Evans Grove CLO Ltd., Series 2018-1A, Class D, 5.519% (3 Month LIBOR USD + 3.200%), 5/28/2028 (a)(c)	3,000,000	2,984,334
Flagship CLO VIII Ltd., Series 2014-8A, Class DR, 5.389% (3 Month LIBOR USD + 3.050%), 1/16/2026 (a)(c)	5,000,000	4,997,470
Flatiron CLO Ltd., Series 2018-1A, Class A, 3.417% (3 Month LIBOR USD + 0.950%), 4/17/2031 (a)(c)	12,750,000	12,681,137
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7A, Class D, 7.971% (3 Month LIBOR USD + 5.630%), 12/15/2028 (a)(c)	4,000,000	4,019,352
Galaxy XXI CLO Ltd., Series 2015-21A, Class AR, 3.368% (3 Month LIBOR USD + 1.020%), 4/20/2031 (a)(c)	9,000,000	8,992,368
Gallatin CLO VIII Ltd., Series 2017-1A, Class E, 7.739% (3 Month LIBOR USD + 5.400%), 7/15/2027 (a)(c)	5,000,000	4,878,495
Garrison Funding Ltd., Series 2016-1A, Class B, 5.418% (3 Month LIBOR USD + 3.070%), 10/20/2028 (a)(c)	2,000,000	2,005,642
Garrison Funding Ltd., Series 2016-1A, Class D, 8.998% (3 Month LIBOR USD + 6.650%), 10/20/2028 (Acquired 3/21/2018, Cost $4,026,898) (a)(c)(i)	4,000,000	4,011,564
Halcyon Loan Advisors Funding Ltd., Series 2018-1A, Class A2, 4.183% (3 Month LIBOR USD + 1.800%), 7/21/2031 (a)(c)	5,000,000	4,999,520
Hillmark Funding Ltd., Series 2006-1A, Class C, 4.031% (3 Month LIBOR USD + 1.700%), 5/21/2021 (a)(c)	2,878,613	2,871,054
ICG US CLO Ltd., Series 2016-1A, Class DR, 0.000% (3 Month LIBOR USD + 5.750%), 7/29/2028 (a)(c)	2,650,000	2,650,000
Jackson Mill CLO Ltd., Series 2015-1A, Class DR, 5.139% (3 Month LIBOR USD + 2.800%), 4/15/2027 (a)(c)	4,500,000	4,479,768
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 5.081% (3 Month LIBOR USD + 2.750%), 2/20/2022 (a)(c)	3,850,097	3,851,375
JFIN Revolver CLO Ltd., Series 2014-2A, Class D, 5.081% (3 Month LIBOR USD + 2.750%), 2/20/2022 (a)(c)	5,000,000	5,005,810
KCAP F3C Senior Funding LLC, Series 2017-1A, Class A, 4.225% (3 Month LIBOR USD + 1.900%), 12/20/2029 (a)(c)	10,000,000	10,060,680
KCAP F3C Senior Funding LLC, Series 2017-1A, Class B, 4.825% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(c)	9,750,000	9,828,604
LCM Ltd., Series 26A, Class A1, 3.418% (3 Month LIBOR USD + 1.070%), 1/21/2031 (a)(c)	14,000,000	14,007,938

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
LCM XVIII LP, Series 18A, Class A1R, 3.368% (3 Month LIBOR USD + 1.020%), 7/21/2031 (a)(c)	$8,704,000	$8,657,999
LCM XXI LP, Series 21A, Class ER, 8.098% (3 Month LIBOR USD + 5.750%), 4/20/2028 (a)(c)	3,038,000	3,037,830
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 7.777% (3 Month LIBOR USD + 5.440%), 1/27/2026 (a)(c)	7,500,000	7,499,970
Magnetite IX Ltd., Series 2014-9A, Class CR, 5.435% (3 Month LIBOR USD + 3.100%), 7/25/2026 (a)(c)	12,000,000	12,039,600
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3.453% (3 Month LIBOR USD + 1.120%), 1/18/2027 (a)(c)	12,250,000	12,249,865
Magnetite XI Ltd., Series 2014-11A, Class CR, 5.483% (3 Month LIBOR USD + 3.150%), 1/18/2027 (a)(c)	5,000,000	5,001,955
Magnetite XV Ltd., Series 2015-15A, Class AR, 3.345% (3 Month LIBOR USD + 1.010%), 7/25/2031 (a)(c)	13,250,000	13,227,793
Marathon CLO VII Ltd., Series 2014-7A, Class C, 6.139% (3 Month LIBOR USD + 3.800%), 10/28/2025 (a)(c)	3,000,000	3,012,150
MidOcean Credit CLO VI, Series 2016-6A, Class E, 9.688% (3 Month LIBOR USD + 7.340%), 1/20/2029 (a)(c)	5,000,000	5,079,380
MMCF CLO LLC, Series 2017-1A, Class D, 8.719% (3 Month LIBOR USD + 6.380%), 1/15/2028 (Acquired 2/16/2018, Cost $2,971,289) (a)(c)(i)	3,000,000	2,973,867
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class CR, 5.098% (3 Month LIBOR USD + 2.750%), 1/20/2027 (a)(c)	3,000,000	3,000,000
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 6.248% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(c)	3,000,000	3,000,000
Oaktree CLO Ltd., Series 2014-2A, Class C, 5.948% (3 Month LIBOR USD + 3.600%), 10/20/2026 (a)(c)	17,500,000	17,547,688
Ocean Trails CLO IV, Series 2013-4A, Class DR, 5.355% (3 Month LIBOR USD + 3.000%), 8/13/2025 (a)(c)	7,000,000	7,002,233
Octagon Investment Partners Ltd., Series 2018-1A, Class A1, 3.309% (3 Month LIBOR USD + 0.970%), 4/15/2031 (a)(c)	26,000,000	25,889,032
Octagon Investment Partners Ltd., Series 2018-18A, Class A1A, 3.299% (3 Month LIBOR USD + 0.960%), 4/16/2031 (a)(c)	24,750,000	24,617,439
OZLM Funding II Ltd., Series 2012-2A, Class DR, 9.639% (3 Month LIBOR USD + 7.300%), 10/30/2027 (a)(c)	4,300,000	4,319,513
OZLM IX Ltd., Series 2014-9A, Class D, 7.498% (3 Month LIBOR USD + 5.150%), 1/20/2027 (a)(c)	4,740,000	4,717,926
OZLM VIII Ltd., Series 2014-8A, Class CR, 5.736% (3 Month LIBOR USD + 3.400%), 10/17/2026 (a)(c)	4,250,000	4,263,506
OZLM XI Ltd., Series 2015-11A, Class DR, 9.339% (3 Month LIBOR USD + 7.000%), 10/30/2030 (a)(c)	2,650,000	2,681,233
OZLM XVIII Ltd., Series 2018-18A, Class A, 3.350% (3 Month LIBOR USD + 1.020%), 4/15/2031 (a)(c)	22,250,000	22,106,665
OZLM XX Ltd., Series 2018-20A, Class A1, 3.210% (3 Month LIBOR USD + 1.050%), 4/20/2031 (a)(c)	8,750,000	8,749,484
Peaks CLO Ltd., Series 2017-2A, Class B, 5.548% (3 Month LIBOR USD + 3.200%), 7/20/2029 (a)(c)	2,100,000	2,118,955
Peaks CLO Ltd., Series 2017-2A, Class D, 8.098% (3 Month LIBOR USD + 5.750%), 7/20/2029 (a)(c)	4,950,000	5,011,187
Pikes Peak CLO, Series 2018-1A, Class A, 3.570% (3 Month LIBOR USD + 1.180%), 7/24/2031 (a)(c)	17,750,000	17,749,326

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (Acquired 11/20/2017, Cost $2,388,605) (b)(c)(i)	$2,500,000	$2,312,625
Regatta X Funding Ltd., Series 2017-3A, Class A, 3.456% (3 Month LIBOR USD + 1.120%), 1/17/2031 (a)(c)	5,000,000	5,003,520
Regatta XI Funding Ltd., Series 2018-1A, Class A, 3.354% (3 Month LIBOR USD + 1.070%), 7/17/2031 (a)(c)	14,500,000	14,500,000
RR 3 Ltd., Series 2014-14A, Class A1R2, 3.429% (3 Month LIBOR USD + 1.090%), 1/15/2030 (a)(c)	7,000,000	7,003,913
Saratoga Investment Corp. Ltd., Series 2013-1A, Class DR, 7.048% (3 Month LIBOR USD + 4.700%), 10/20/2025 (a)(c)	14,000,000	14,070,406
Saratoga Investment Corp. Ltd., Series 2013-1A, Class ER, 8.998% (3 Month LIBOR USD + 6.650%), 10/20/2025 (a)(c)	13,100,000	13,172,535
SCOF-2 Ltd., Series 2015-2A, Class ER, 0.000% (3 Month LIBOR USD + 5.710%), 7/15/2028 (a)(c)(j)	3,500,000	3,447,500
SCOF-2 Ltd., Series 2015-2A, Class CR, 0.000% (3 Month LIBOR USD + 2.260%), 7/15/2028 (a)(c)(j)	4,400,000	4,400,000
SCOF-2 Ltd., Series 2015-2A, Class DR, 0.000% (3 Month LIBOR USD + 3.060%), 7/15/2028 (a)(c)(j)	4,400,000	4,400,000
Seneca Park CLO Ltd., Series 2014-1A, Class D, 5.836% (3 Month LIBOR USD + 3.500%), 7/17/2026 (a)(c)	3,000,000	2,999,901
Symphony CLO VIII LP, Series 2012-8A, Class DR, 6.389% (3 Month LIBOR USD + 4.050%), 1/9/2023 (a)(c)	3,450,000	3,466,791
Symphony CLO XII Ltd., Series 2013-12A, Class CR, 4.439% (3 Month LIBOR USD + 2.100%), 10/15/2025 (a)(c)	2,500,000	2,499,950
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 5.589% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(c)	13,330,000	13,344,076
Symphony CLO XII Ltd., Series 2013-12A, Class E, 7.239% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(c)	2,000,000	2,003,914
Symphony CLO XIX Ltd., Series 2018-19A, Class A, 3.305% (3 Month LIBOR USD + 0.960%), 4/16/2031 (a)(c)	40,000,000	39,920,000
TCP Waterman CLO LTD, Series 2016-1A, Class B, 5.575% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(c)	3,000,000	3,011,595
TICP CLO Ltd., Series 2018-IA, Class D, 8.132% (3 Month LIBOR USD + 5.770%), 4/26/2028 (a)(c)	4,131,000	4,082,990
Trinitas CLO I Ltd., Series 2014-1A, Class CR, 4.839% (3 Month LIBOR USD + 2.500%), 4/15/2026 (a)(c)	4,250,000	4,258,041
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 10.963% (3 Month LIBOR USD + 8.630%), 4/18/2028 (a)(c)	4,500,000	4,501,593
Trinitas CLO V Ltd., Series 2016-5A, Class E, 9.735% (3 Month LIBOR USD + 7.400%), 10/25/2028 (a)(c)	5,000,000	5,024,150
Venture XXIII Ltd., Series 2016-23A, Class ER, 8.292% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(c)	4,000,000	4,000,000
Venture XXXI CLO Ltd., Series 2018-31A, Class A1, 3.342% (3 Month LIBOR USD + 1.030%), 4/20/2031 (a)(c)	12,500,000	12,411,638
Vibrant CLO IV Ltd., Series 2016-4A, Class E, 9.098% (3 Month LIBOR USD + 6.750%), 7/20/2028 (a)(c)	1,750,000	1,777,773
Voya CLO Ltd., Series 2015-3A, Class D2, 7.798% (3 Month LIBOR USD + 5.450%), 10/20/2027 (a)(c)	2,000,000	2,005,168

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Voya CLO Ltd., Series 2014-2A, Class ER, 10.036% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(c)	$2,000,000	$1,915,680
Voya CLO Ltd., Series 2013-1A, Class A1AR, 3.549% (3 Month LIBOR USD + 1.210%), 10/15/2030 (a)(c)	3,500,000	3,504,519
Voya CLO Ltd., Series 2016-1A, Class A1R, 3.418% (3 Month LIBOR USD + 1.070%), 1/20/2031 (a)(c)	6,000,000	5,995,614
Voya CLO Ltd., Series 2013-2A, Class A1R, 3.305% (3 Month LIBOR USD + 0.970%), 4/25/2031 (a)(c)	6,437,500	6,420,170
Wellfleet CLO Ltd., Series 2017-2A, Class D, 9.098% (3 Month LIBOR USD + 6.750%), 10/20/2029 (a)(c)	1,850,000	1,887,235
Woodmont Trust, Series 2017-1A, Class D, 7.383% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(c)	3,000,000	3,029,745
York CLO Ltd., Series 2015-1A, Class F, 9.597% (3 Month LIBOR USD + 7.250%), 1/22/2031 (Acquired 2/8/2018, Cost $1,847,498) (a)(c)(i)	1,900,000	1,788,799

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $930,572,825)		929,249,445

Collateralized Mortgage Obligations – 66.22%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 4.076%, 7/25/2035 (b)	930,588	895,790
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 2.294% (1 Month LIBOR USD + 0.230%), 9/25/2035 (a)	250,384	246,746
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A21, 2.564% (1 Month LIBOR USD + 0.500%), 1/25/2036 (a)	836,713	799,666
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 2.584% (1 Month LIBOR USD + 0.520%), 1/25/2036 (a)	4,426,135	4,290,279
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.394%, 1/25/2036 (b)	3,390	46
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.669%, 2/25/2036 (b)	5,144,373	4,789,802
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.824%, 3/25/2036 (b)	1,514,576	1,391,965
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 4.210%, 3/25/2036 (b)	445,320	365,787
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 2.184% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	18,484,847	11,527,650
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 2.244% (1 Month LIBOR USD + 0.180%), 8/25/2036 (a)	584,477	397,773
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 2.214% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	1,419,368	1,338,917
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 2.294% (1 Month LIBOR USD + 0.230%), 3/25/2037 (a)	5,542,082	3,854,862
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.056%, 3/25/2037 (b)	945,975	906,083
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.183%, 6/25/2037 (b)	4,569,310	4,075,930
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.183%, 6/25/2037 (b)	4,269,995	4,123,709
Alternative Loan Trust, Series 2007-20, Class A1, 2.564% (1 Month LIBOR USD + 0.500%), 8/25/2047 (a)	5,413,565	3,610,550
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (b)(e)	726,180	613,591
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.483%, 5/25/2046 (b)(f)	48,854,129	4,103,893
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 2.274% (1 Month LIBOR USD + 0.210%), 5/25/2046 (a)	19,012,341	17,177,669
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 2.614% (12 Month US Treasury Average + 0.960%), 9/25/2046 (a)	2,044,343	1,870,298

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 2.274% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)	$20,400,843	$14,641,052
American Home Mortgage Assets Trust, Series 2006-3, Class 1A1, 2.624% (12 Month US Treasury Average + 0.970%), 10/25/2046 (a)	2,271,634	2,174,621
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.425%, 12/25/2046 (b)(f)	74,494,076	5,082,656
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 2.354% (12 Month US Treasury Average + 0.700%), 2/25/2047 (a)(k)	51,011,911	33,618,023
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 1.815%, 6/25/2047 (b)(f)	73,720,825	7,444,255
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.383%, 9/25/2035 (b)(e)	2,754,323	2,292,007
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 4.251% (6 Month LIBOR USD + 1.750%), 12/25/2036 (a)	8,176,275	7,445,733
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (b)(e)	3,525,760	1,466,275
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 2.560% (1 Month LIBOR USD + 0.600%), 9/25/2045 (a)	12,379,440	11,906,149
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 5.100% (1 Month LIBOR USD + 3.140%), 9/25/2045 (a)	884,838	770,005
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 2.644% (1 Month LIBOR USD + 0.580%), 11/25/2045 (a)	11,000,165	10,551,952
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.384% (1 Month LIBOR USD + 0.320%), 6/25/2046 (a)	12,084,736	5,477,467
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 2.424% (1 Month LIBOR USD + 0.360%), 12/25/2046 (a)	21,890,307	20,923,084
American Home Mortgage Investment Trust, Series 2006-3, Class 12A1, 2.444% (1 Month LIBOR USD + 0.380%), 12/25/2046 (a)	10,991,639	10,256,694
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 2.294% (1 Month LIBOR USD + 0.230%), 3/25/2047 (a)	8,045,031	5,311,249
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 2.224% (1 Month LIBOR USD + 0.160%), 5/25/2047 (a)	31,426,425	26,932,069
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 2.254% (1 Month LIBOR USD + 0.190%), 5/25/2047 (a)	41,100,385	32,119,746
Ashford Hospitality Trust, Series 2018-ASHF, Class A, 2.972% (1 Month LIBOR USD + 0.900%), 4/16/2035 (a)(c)	4,093,610	4,103,861
Ashford Hospitality Trust, Series 2018-KEYS, Class F, 8.050% (1 Month LIBOR USD + 6.000%), 6/15/2035 (a)(c)	8,000,000	8,024,448
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class D, 4.372% (1 Month LIBOR USD + 2.300%), 6/15/2035 (a)(c)	3,500,000	3,510,916
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 5.472% (1 Month LIBOR USD + 3.400%), 6/15/2035 (a)(c)	2,625,000	2,635,012
Bank of America Alternative Loan Trust, Series 2005-4, Class CB5, 5.500%, 5/25/2035	3,514,176	3,481,937
Bank of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	3,453,204	3,211,908
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	909,177	901,844
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	7,568,865	7,352,184
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (b)	5,222,209	3,146,966
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (b)(e)	5,725,461	3,447,993
Bank of America Alternative Loan Trust, Series 2006-7, Class A3, 5.913%, 10/25/2036 (b)	10,909,330	6,470,683
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (b)(e)	15,366,652	9,558,980
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 2.664% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	5,111,236	4,102,176

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/17/2048	$2,500,000	$2,056,960
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class C, 4.912%, 7/16/2049 (b)	8,000,000	8,071,232
Bank of America Funding Trust, Series 2009-R14, Class 2A, 11.034% (1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(c)(l)	576,512	630,256
Bank of America Funding Trust, Series 2005-F, Class 4A1, 3.791%, 9/20/2035 (b)	6,006,024	5,557,091
Bank of America Funding Trust, Series 2005-H, Class 1A1, 3.678%, 11/20/2035 (b)	258,380	234,436
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.695%, 5/20/2036 (b)	2,267,163	2,151,667
Bank of America Funding Trust, Series 2006-I, Class 2A2, 3.796%, 6/20/2036 (b)	11,757	10,944
Bank of America Funding Trust, Series 2006-H, Class 6A1, 2.276% (1 Month LIBOR USD + 0.190%), 10/20/2036 (a)	14,746,212	13,135,587
Bank of America Funding Trust, Series 2007-2, Class TA4, 2.464% (1 Month LIBOR USD + 0.400%), 3/25/2037 (a)	11,379,165	9,769,230
Bank of America Funding Trust, Series 2007-2, Class 1A16, 2.664% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	5,702,219	4,570,118
Bank of America Funding Trust, Series 2014-R1, Class A2, 2.241% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(c)	8,563,306	7,129,748
Bank of America Funding Trust, Series 2006-H, Class 4A1, 3.770%, 9/20/2046 (b)	246,199	226,424
Bank of America Funding Trust, Series 2007-A, Class 2A5, 2.316% (1 Month LIBOR USD + 0.230%), 2/20/2047 (a)	2,981,414	2,792,899
Bank of America Funding Trust, Series 2007-B, Class A1, 2.296% (1 Month LIBOR USD + 0.210%), 4/20/2047 (a)	4,517,097	4,059,804
Bank of America Funding Trust, Series 2007-C, Class 7A1, 2.296% (1 Month LIBOR USD + 0.210%), 5/20/2047 (a)	1,062,751	980,036
Bank of America Funding Trust, Series 2007-C, Class 7A4, 2.306% (1 Month LIBOR USD + 0.220%), 5/20/2047 (a)	5,373,683	4,936,674
Bank of America Funding Trust, Series 2007-D, Class 1A16, 2.296% (1 Month LIBOR USD + 0.210%), 6/20/2047 (a)	1,013,716	907,886
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	2,288,638	2,182,580
BBCMS Mortgage Trust, Series 2017-GLKS, Class E, 4.922% (1 Month LIBOR USD + 2.850%), 11/15/2034 (a)(c)	4,500,000	4,536,594
BBCMS Trust, Series 2014-BXO, Class E, 5.822% (1 Month LIBOR USD + 3.750%), 8/16/2027 (a)(c)	8,000,000	8,006,792
BBCMS Trust, Series 2018-CBM, Class D, 4.491% (1 Month LIBOR USD + 2.391%), 7/15/2037 (a)(c)(j)	8,500,000	8,512,019
BCAP LLC, Series 2013-RR1, Class 6A2, 3.883%, 5/28/2036 (b)(c)	7,161,413	5,836,509
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 4.160%, 12/27/2034 (b)(c)	9,013,000	8,836,607
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 3.874%, 3/27/2035 (b)(c)	3,693,643	3,689,462
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.939%, 12/27/2035 (b)(c)	8,482,531	6,914,188
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 2.371% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(c)	3,860,577	3,065,205
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 3.863%, 3/28/2036 (b)(c)	6,729,753	6,722,135
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 3.729%, 5/28/2036 (b)(c)	3,186,801	2,679,169
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 2.331% (1 Month LIBOR USD + 0.240%), 10/28/2036 (a)(c)	17,207,977	16,056,007
BCAP LLC Trust, Series 2006-AA2, Class A1, 2.234% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	16,373,547	15,530,981
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 2.274% (1 Month LIBOR USD + 0.210%), 4/25/2037 (a)	3,192,680	3,077,658

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 2.284% (1 Month LIBOR USD + 0.220%), 5/25/2047 (a)	$17,887,781	$16,596,802
BCAP LLC Trust, Series 2008-IND1, Class A1, 3.264% (1 Month LIBOR USD + 1.200%), 10/25/2047 (a)(k)	34,700,760	32,386,254
BDS, Series 2018-FL1, Class A, 2.923% (1 Month LIBOR USD + 0.850%), 1/15/2035 (a)(c)	6,250,000	6,244,437
BDS, Series 2018-FL1, Class B, 3.323% (1 Month LIBOR USD + 1.250%), 1/15/2035 (a)(c)	3,500,000	3,508,767
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.969%, 2/25/2036 (b)	703,160	666,614
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.153%, 7/25/2036 (b)	1,427,536	1,372,781
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 2.224% (1 Month LIBOR USD + 0.160%), 2/25/2034 (a)	1,570,486	1,465,087
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.614%, 6/25/2034 (b)	1,259,464	1,255,187
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 2.624% (1 Month LIBOR USD + 0.560%), 1/25/2035 (a)	302,753	301,013
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 3.835%, 7/25/2035 (b)	3,693,083	3,450,920
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.935%, 7/25/2035 (b)	2,094,305	2,090,146
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 4.024%, 9/25/2035 (b)(k)	20,625,043	17,977,551
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 4.461%, 9/25/2035 (b)	6,380,245	6,061,513
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 2.464% (1 Month LIBOR USD + 0.400%), 11/25/2034 (a)	2,105,218	1,843,521
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 3.064% (1 Month LIBOR USD + 1.000%), 8/25/2035 (a)	2,722,275	2,370,954
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,786,693	2,016,203
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 2.274% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	1,264,346	1,172,210
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 2.244% (1 Month LIBOR USD + 0.180%), 10/25/2036 (a)(k)	22,462,025	20,873,465
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 2.224% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	6,560,090	6,194,169
Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 2A1, 2.294% (1 Month LIBOR USD + 0.230%), 9/25/2046 (a)	2,721,844	2,474,001
BENCHMARK Mortgage Trust, Series 2018-B1, Class XA, 0.529%, 1/18/2051 (b)(f)	37,698,655	1,467,910
BHMS Mortgage Trust, Series 2018-ATLS, Class A, 3.322% (1 Month LIBOR USD + 1.250%), 7/16/2035 (a)(c)	13,250,000	13,266,549
BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 0.000%, 8/4/2021 (b)(c)	7,000,000	7,000,000
BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.592% (1 Month LIBOR USD + 2.500%), 7/6/2020 (a)	5,000,000	5,006,250
BX Trust, Series 2017-IMC, Class A, 3.122% (1 Month LIBOR USD + 1.050%), 10/15/2032 (a)(c)	6,000,000	6,016,728
BX Trust, Series 2018-GW, Class F, 4.492% (1 Month LIBOR USD + 2.420%), 5/15/2037 (a)(c)	4,000,000	4,013,704
BXMT Ltd., Series 2017-FL1, Class D, 4.773% (1 Month LIBOR USD + 2.700%), 6/15/2035 (a)(c)	4,000,000	4,034,764
BXP Trust, Series 2017-CQHP, Class E, 5.072% (1 Month LIBOR USD + 3.000%), 11/15/2034 (a)(c)	4,500,000	4,511,164
BXP Trust, Series 2017-CQHP, Class F, 6.072% (1 Month LIBOR USD + 4.000%), 11/15/2034 (a)(c)	4,500,000	4,538,277
CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048	4,685,040	2,311,205
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class B, 4.690%, 2/17/2033 (c)	3,500,000	3,553,767
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class C, 5.295%, 2/17/2033 (c)(f)	3,500,000	3,561,635
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.954%, 6/17/2050 (b)	4,500,000	4,539,114
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	1,863,079	1,597,532

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
ChaseFlex Trust, Series 2007-1, Class 2A10, 2.564% (1 Month LIBOR USD + 0.500%), 2/25/2037 (a)	$3,242,626	$1,935,128
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,250,436	1,889,264
ChaseFlex Trust, Series 2007-2, Class A1, 2.344% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	3,598,530	3,516,131
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 2.384% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(c)	6,413,089	6,141,835
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 2.708% (1 Month LIBOR USD + 0.250%), 8/25/2035 (a)(c)	3,350,138	3,205,777
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 2.354% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(c)	6,252,750	6,037,843
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 2.214% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(c)	6,154,115	5,882,011
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 2.264% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(c)	6,502,055	6,276,571
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 2.264% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(c)	6,567,308	6,333,322
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 2.244% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(c)	4,700,598	4,658,386
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-BA, Class A1, 2.264% (1 Month LIBOR USD + 0.200%), 6/25/2036 (a)(c)	3,698,813	3,549,052
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 2.294% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(c)	11,682,532	11,344,299
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.403%, 4/25/2037 (b)(c)(f)	44,889,140	794,313
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 2.344% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(c)	13,914,619	13,891,187
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 2.214% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(c)	6,935,386	6,824,774
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 2.194% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(c)	22,212,578	21,103,326
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 2.244% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(c)	10,537,187	8,827,834
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-3A, Class A2, 2.244% (1 Month LIBOR USD + 0.180%), 8/25/2047 (a)(c)	8,042,918	6,670,161
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 2.194% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(c)	2,120,398	1,910,608
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 2.244% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(c)	4,460,870	3,511,427
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 2.194% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(c)	13,324,649	12,503,411
Chimera Special Holdings 4.005%, 5/11/2019 (Acquired 5/8/2018, Cost $43,485,190) (b)(i)(m)	43,485,190	43,485,190
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (d)	38,939	30,253
Citigroup Commercial Mortgage Trust, Series 2018TBR, Class F, 5.722% (1 Month LIBOR USD + 3.650%), 12/15/2036 (a)(c)	4,250,000	4,272,253
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C, 4.499%, 11/10/2048 (b)	4,500,000	4,359,825
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.952%, 5/12/2049 (b)	8,000,000	8,142,176
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.224% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	9,205,558	8,239,546

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 2.341% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(c)	$1,987,106	$1,079,410
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.583%, 3/25/2037 (b)	5,759,818	5,010,299
Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 1A1A, 3.831%, 3/25/2037 (b)	2,657,889	2,542,441
Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 0.000%, 1/25/2068 (c)	8,808,941	8,790,442
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 2.891% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(c)	5,106,622	4,653,506
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 4.156%, 8/25/2035 (b)	1,475,686	1,475,118
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 4.072%, 9/25/2035 (b)	1,106,223	1,106,252
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	3,011,650	2,149,496
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 4.030%, 11/25/2035 (b)	4,330,398	3,871,952
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 3.893%, 3/25/2036 (b)	853,457	791,363
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 2.291% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(c)	1,645,957	1,617,166
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A2, 2.257% (1 Month LIBOR USD + 0.700%), 3/25/2047 (a)(c)	16,265,415	11,816,954
Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.250%, 7/25/2067 (b)(c)	23,783,991	23,447,376
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 2.714% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	3,300,354	2,759,354
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (d)	101,449	61,971
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A2, 6.000% (1 Month LIBOR USD + 0.500%), 11/25/2036 (a)	8,606,094	8,382,465
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 2.714% (1 Month LIBOR USD + 0.650%), 12/25/2036 (a)	9,021,982	7,129,008
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (b)	803,512	722,699
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 2.614% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	16,749,316	14,143,692
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1, 2.664% (1 Month LIBOR USD + 0.600%), 2/25/2037 (a)	14,264,181	11,514,403
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A4, 6.000%, 2/25/2037	2,003,532	1,805,470
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (d)	241,293	141,498
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 2.664% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	5,304,694	4,318,334
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (d)	262,806	158,616
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 2.664% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	3,483,571	2,810,719
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 2.564% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)	9,274,844	7,430,532
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 2.664% (1 Month LIBOR USD + 0.600%), 6/25/2037 (a)	3,720,738	3,008,403
COLT Mortgage Loan Trust, Series 2017-1, Class A3, 3.074%, 5/27/2047 (b)(c)	1,361,626	1,359,584
COLT Mortgage Loan Trust, Series 2017-1, Class M1, 4.189%, 5/27/2047 (b)(c)	4,000,000	4,009,200
COLT Mortgage Loan Trust, Series 2017-2, Class A1A, 2.415%, 10/25/2047 (b)(c)	8,366,331	8,327,816
COLT Mortgage Loan Trust, Series 2017-2, Class M1, 3.510%, 10/25/2047 (b)(c)	12,319,973	12,344,500
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.563%, 10/25/2047 (b)(c)	2,991,914	2,997,843
COLT Mortgage Loan Trust, Series 2018-1, Class M1, 3.661%, 2/25/2048 (b)(c)	1,790,000	1,779,196
COLT Mortgage Loan Trust, Series 2018-1, Class B1, 4.362%, 2/25/2048 (b)(c)	3,761,000	3,736,640
COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.470%, 7/27/2048 (c)	13,614,920	13,644,260
COLT Mortgage Loan Trust, Series 2018-2, Class M1, 4.189%, 7/27/2048 (c)	2,191,723	2,196,446

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.052%, 12/10/2049 (b)	$13,866,961	$8,122,309
Commercial Mortgage Trust, Series 2014-TWC, Class F, 6.347% (1 Month LIBOR USD + 4.250%), 2/13/2032 (a)(c)	5,000,000	5,051,170
Commercial Mortgage Trust, Series 2018-HOME, Class A, 3.815%, 4/12/2033 (c)	9,500,000	9,504,864
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 3.792% (1 Month LIBOR USD + 1.720%), 10/15/2034 (a)(c)	6,902,725	6,919,926
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 2.807% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(c)	3,882,975	3,921,595
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.078%, 10/15/2046 (b)(c)	5,000,000	4,275,535
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/11/2047 (c)	4,000,000	3,043,776
Commercial Mortgage Trust, Series 2014-LC17, Class C, 4.558%, 10/11/2047 (b)	4,250,000	4,105,457
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.351%, 2/12/2048 (b)(c)	5,000,000	4,333,685
Commercial Mortgage Trust, Series 2016-CR28, Class D, 3.897%, 2/12/2049 (b)	2,500,000	2,312,762
Commercial Mortgage Trust, Series 2015-PC1, Class C, 4.440%, 7/12/2050 (b)	5,500,000	5,265,172
Commercial Mortgage Trust, Series 2017-COR2, Class C, 4.563%, 9/12/2050 (b)	4,650,000	4,651,313
Commercial Mortgage Trust, Series 2018-COR3, Class A3, 4.228%, 5/12/2051	9,500,000	9,780,240
Commercial Mortgage Trust, Series 2018-COR3, Class C, 4.713%, 5/12/2051 (b)	7,750,000	7,730,423
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	159,836	159,125
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	797,543	788,020
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 2.986% (1 Month LIBOR USD + 5.050%), 4/25/2035 (a)(f)(l)	26,041,087	3,450,835
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.903%, 6/25/2035 (Acquired 1/11/2016 through 9/28/2017, Cost $1,983,547) (b)(f)(i)	35,900,097	1,812,704
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.593%, 7/20/2035 (Acquired 12/8/2015 through 8/1/2017, Cost $603,992) (b)(f)(i)	23,104,478	651,038
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 2.964% (12 Month US Treasury Average + 1.310%), 7/20/2035 (a)	1,190,063	1,098,554
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 2.364% (1 Month LIBOR USD + 0.300%), 7/25/2035 (a)(k)	9,758,666	7,903,241
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.645%, 8/25/2035 (Acquired 1/5/2017, Cost $1,036,872) (b)(f)(i)	44,451,129	1,614,287
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 2.334% (1 Month LIBOR USD + 0.270%), 8/25/2035 (a)	8,340,038	5,762,291
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.555%, 8/25/2035 (b)	1,591,486	1,379,481
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.645%, 8/25/2035 (b)	1,168,451	1,147,643
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,132,696	972,463
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 0.698%, 9/25/2035 (b)(f)	119,983,749	4,015,016
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.782%, 9/25/2035 (b)(f)	6,467,156	391,645
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 2.394% (1 Month LIBOR USD + 0.330%), 9/25/2035 (a)	1,032,652	910,291
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 2.514% (1 Month LIBOR USD + 0.450%), 9/25/2035 (a)	9,882,036	7,588,406
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 2.744% (1 Month LIBOR USD + 0.680%), 10/25/2035 (a)	3,119,907	2,446,990
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.031%, 11/20/2035 (b)(f)	28,893,972	1,849,676
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 1.185%, 11/20/2035 (b)(f)	166,220,312	8,454,131
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 1.250%, 11/20/2035 (b)(f)	34,592,989	2,142,724
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.627%, 11/20/2035 (b)(f)	44,917,587	3,637,157
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.108%, 11/25/2035 (b)(f)	43,957,993	2,752,474

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 2.354% (1 Month LIBOR USD + 0.290%), 11/25/2035 (a)	$877,907	$758,333
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 2.464% (1 Month LIBOR USD + 0.400%), 11/25/2035 (a)	5,955,547	4,117,427
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 3.442%, 11/25/2035 (b)	4,436,819	4,076,332
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 2.584% (1 Month LIBOR USD + 0.520%), 12/25/2035 (a)	2,858,214	2,786,621
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	7,891,319	7,323,263
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	3,218,400	2,830,705
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	2,787,255	2,624,284
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.463%, 5/25/2036 (b)(f)	39,397,760	2,669,829
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 2.664% (1 Month LIBOR USD + 0.600%), 8/25/2036 (a)	6,657,936	4,453,274
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 2.764% (1 Month LIBOR USD + 0.700%), 8/25/2036 (a)	3,667,449	2,761,710
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (a)	991,305	797,402
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 2.364% (1 Month LIBOR USD + 0.300%), 10/25/2036 (a)	3,056,380	2,037,215
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	1,112,404	980,756
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	1,098,496	970,900
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,155,403	1,504,941
CountryWide Alternative Loan Trust, Series 2007-AL1, Class XP, 1.085%, 6/25/2037 (b)(f)	32,301,863	2,188,774
CountryWide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.500%, 9/25/2037	11,678,946	8,658,409
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 1.051%, 3/20/2046 (b)(f)	23,420,895	1,030,800
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 1.456%, 5/20/2046 (b)(f)	32,806,219	2,355,585
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 1.104%, 6/25/2046 (b)(f)	34,590,158	714,183
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.977%, 8/25/2046 (b)(f)	55,248,318	2,902,857
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 1.130%, 8/25/2046 (b)(f)	30,870,271	1,340,511
CountryWide Alternative Loan Trust, Series 2006-OA11, Class A1B, 2.254% (1 Month LIBOR USD + 0.190%), 9/25/2046 (a)	1,790,536	1,640,649
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.390%, 12/20/2046 (b)(f)	8,955,668	587,375
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.385% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (a)	1,541,910	1,124,557
CountryWide Alternative Loan Trust, Series 2007-OA7, Class A1A, 2.244% (1 Month LIBOR USD + 0.180%), 5/25/2047 (a)	911,590	876,082
CountryWide Alternative Loan Trust, Series 2007-13, Class A1, 6.000%, 6/25/2047	4,447,004	3,866,879
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 1.168%, 12/20/2035 (b)(c)(f)	116,844,530	5,240,594
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 1.253%, 12/20/2035 (b)(c)(f)	28,043,399	1,408,087
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 3.649%, 6/20/2034 (b)	855,941	841,950
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.675%, 2/25/2035 (b)(f)	27,912,324	704,200
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 2.804% (1 Month LIBOR USD + 0.740%), 2/25/2035 (a)	2,941,488	2,789,581
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.840%, 3/25/2035 (b)(f)	19,489,852	668,132

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.855%, 3/25/2035 (Acquired 6/6/2014, Cost $70,253) (b)(f)(i)	$2,098,718	$78,230
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.049%, 3/25/2035 (Acquired 6/22/2016, Cost $466,904) (b)(f)(i)	8,514,636	427,699
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 2.704% (1 Month LIBOR USD + 0.640%), 3/25/2035 (a)	1,637,716	1,436,028
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.715%, 3/25/2035 (b)	7,727,714	6,660,478
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 0.866%, 5/25/2035 (Acquired 5/6/2013 through 10/6/2017, Cost $3,796,182) (b)(f)(i)	70,711,348	2,934,521
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	3,287,500	3,085,779
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.203%, 7/25/2036 (b)	52,540,761	424,950
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 3.352%, 3/25/2037 (b)	1,760,934	1,642,405
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,951,440	1,569,580
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	1,349,832	1,214,458
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 2.714% (1 Month LIBOR USD + 0.650%), 7/25/2037 (a)	7,121,224	3,814,263
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 8M1, 3.214% (1 Month LIBOR USD + 1.150%), 9/25/2034 (a)	933,717	909,454
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 2.414% (1 Month LIBOR USD + 0.350%), 10/25/2035 (a)	1,733,148	1,511,109
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	4,306,528	3,784,491
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,171,331	1,975,380
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 5.722% (1 Month LIBOR USD + 3.650%), 2/18/2031 (a)(c)	8,000,000	8,035,088
Credit Suisse Mortgage Trust, Series 2010-20R, Class 5A4, 3.500%, 9/27/2035 (b)(c)	10,714,579	10,783,099
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.541% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(c)	6,282,469	6,145,769
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.362%, 12/17/2049 (b)	5,000,000	4,891,880
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (b)(c)	2,000,000	1,788,774
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	891,319	853,260
DBGS Mortgage Trust, Series 2018-BIOD, Class D, 3.372% (1 Month LIBOR USD + 1.300%), 5/15/2035 (a)(c)	4,500,000	4,465,188
DBGS Mortgage Trust, Series 2018-BIOD, Class E, 3.772% (1 Month LIBOR USD + 1.700%), 5/15/2035 (a)(c)	4,500,000	4,477,729
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 4.072% (1 Month LIBOR USD + 2.000%), 5/15/2035 (a)(c)	4,500,000	4,502,056
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (b)(c)	732,659	727,250
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (b)(c)	3,250,000	3,242,242
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (b)(c)	2,294,704	2,287,363
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (b)(c)	2,633,086	2,647,370
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (b)(c)	3,950,570	3,958,929

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/2047 (b)(c)	$4,593,177	$4,590,609
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (b)(c)	3,830,165	3,854,686
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (b)(c)	1,729,894	1,741,918
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/2057 (b)(c)	1,430,394	1,441,809
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, 4.375%, 4/25/2058 (c)	2,628,524	2,632,283
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B1, 4.776%, 4/25/2058 (c)	3,178,762	3,183,562
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	466,896	381,922
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 2.199% (1 Month LIBOR USD + 0.135%), 3/25/2037 (a)	1,834,278	1,738,728
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 2A1, 5.584%, 6/25/2020 (a)(b)	74,088	75,387
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 2.564% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)	667,056	621,105
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 2.374% (1 Month LIBOR USD + 0.310%), 8/25/2035 (a)	4,711,818	4,188,113
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 2.264% (1 Month LIBOR USD + 0.200%), 11/25/2035 (a)	2,329,453	1,483,218
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	3,100,204	2,736,113
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	800,002	741,862
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 2.394% (1 Month LIBOR USD + 0.330%), 2/25/2036 (a)	27,023,066	25,118,967
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.577%, 2/25/2036 (b)	829,395	777,813
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.985%, 2/25/2036 (b)	989,052	830,142
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 2.244% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	28,050,564	25,150,080
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 2.184% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	180,547	170,962
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 2.254% (1 Month LIBOR USD + 0.190%), 12/25/2036 (a)(k)	23,448,857	14,278,548
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 2.234% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	3,003,944	2,826,195
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 2.254% (1 Month LIBOR USD + 0.190%), 2/25/2037 (a)	3,092,241	2,796,446
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.214% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	6,803,897	6,158,582
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 2.224% (1 Month LIBOR USD + 0.160%), 3/25/2037 (a)(k)	24,497,900	17,346,302
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 2.304% (1 Month LIBOR USD + 0.240%), 3/25/2037 (a)	74,705,946	9,817,482
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (d)	972,979	684,219
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class A1, 2.364% (1 Month LIBOR USD + 0.300%), 4/25/2037 (a)	22,065,461	15,544,720

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 2.264% (1 Month LIBOR USD + 0.200%), 6/25/2037 (a)	$21,236,067	$19,003,179
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 2.414% (1 Month LIBOR USD + 0.350%), 6/25/2037 (a)	28,375,672	23,626,634
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 2.224% (1 Month LIBOR USD + 0.160%), 1/25/2047 (a)	683,517	653,472
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.244% (1 Month LIBOR USD + 0.180%), 1/25/2047 (a)	779,924	685,164
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A5, 2.304% (1 Month LIBOR USD + 0.240%), 1/25/2047 (a)	1,993,832	1,666,008
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA1, Class A1, 2.214% (1 Month LIBOR USD + 0.150%), 2/25/2047 (a)	3,062,046	2,566,276
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 2.264% (1 Month LIBOR USD + 0.200%), 2/25/2047 (a)	1,531,267	1,459,817
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 2.194% (1 Month LIBOR USD + 0.130%), 8/25/2047 (a)	11,515,950	10,828,160
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 2.254% (1 Month LIBOR USD + 0.190%), 8/25/2047 (a)	6,520,160	5,988,383
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 2.264% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)	2,281,892	2,147,388
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 2.264% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)(k)	24,337,815	22,858,928
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 2.274% (1 Month LIBOR USD + 0.210%), 8/25/2047 (a)	36,023,499	35,168,517
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-2, Class 2A1, 2.364% (1 Month LIBOR USD + 0.300%), 9/25/2047 (a)	21,878,157	19,333,946
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 3.792% (1 Month LIBOR USD + 1.700%), 10/25/2047 (a)	41,329,944	38,986,702
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1C, 5.665%, 2/25/2036 (b)	4,061,435	3,969,541
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.465%, 6/25/2036 (b)	1,051,347	1,010,316
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.465%, 6/25/2036 (b)(e)	729,083	691,616
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.465%, 6/25/2036 (b)	3,331,934	3,163,622
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.465%, 6/25/2036 (b)	6,214,483	5,865,683
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.465%, 6/25/2036 (b)	713,955	684,573
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (b)	409,563	367,735
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (b)(e)	397,056	358,166
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (b)	4,092,988	3,674,480
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (b)(e)	12,070,647	11,458,086

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.647%, 6/27/2037 (b)(c)(k)	$7,402,388	$7,385,451
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	500,184
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.272% (1 Month LIBOR USD + 0.190%), 10/19/2036 (a)	12,476,990	10,715,501
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 2.282% (1 Month LIBOR USD + 0.200%), 10/19/2036 (a)	12,854,619	11,730,084
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 2.222% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)(k)	40,903,205	38,793,090
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 2.222% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)	48,896,484	45,749,115
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 2.902% (1 Month LIBOR USD + 0.820%), 9/19/2044 (a)	1,756,056	1,735,312
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.880%, 1/19/2045 (Acquired 5/29/2018, Cost $433,414) (b)(f)(i)	31,333,866	473,110
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 2.352% (1 Month LIBOR USD + 0.270%), 3/19/2045 (a)(k)	34,819,118	31,227,282
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 2.292% (1 Month LIBOR USD + 0.210%), 6/19/2045 (a)	8,238,921	7,966,295
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 2.342% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	350,511	312,252
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 2.342% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	2,704,477	2,673,949
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 2.574% (12 Month US Treasury Average + 0.920%), 3/19/2046 (a)	20,124,525	18,181,462
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (b)(c)	6,729,831	6,726,244
Ellington Financial Mortgage Trust, Series 2017-1, Class B1, 5.178%, 10/25/2047 (b)(c)	1,564,564	1,568,134
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 3.637%, 11/25/2035 (b)	3,098,190	2,781,567
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	13,374	11,594
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 2.564% (1 Month LIBOR USD + 0.500%), 4/25/2036 (a)	5,773,556	3,733,972
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A3, 5.750%, 4/25/2036	350,485	290,020
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	341,821	288,432
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.546%, 5/25/2036 (b)	1,089,114	992,017
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	2,218,658	1,946,842
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	11,810,406	10,210,072
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	2,282,638	2,002,983
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A1, 6.000%, 8/25/2036	1,479,096	1,237,137
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A3, 6.000%, 8/25/2036	1,083,950	906,999

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 2A1, 3.863%, 1/25/2037 (b)	$1,087,822	$887,087
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1, 3.904%, 1/25/2037 (b)	95,575	86,862
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	14,121,862	9,343,970
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 3.931%, 9/25/2035 (b)	150,079	140,021
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 3.689%, 11/25/2035 (b)	1,614,404	1,558,617
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 2.562% (1 Month LIBOR USD + 0.480%), 8/19/2034 (a)	6,126	6,033
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (b)(c)	9,816,580	9,751,257
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.925%, 9/19/2035 (b)	320,214	299,792
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.817%, 4/19/2036 (b)	1,607,888	1,505,268
GPMT Ltd., Series 2018-FL1, Class A, 2.986% (1 Month LIBOR USD + 0.900%), 11/21/2035 (a)(c)	850,000	849,708
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 2.244% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	6,971,544	6,333,564
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 2.224% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	2,734,439	2,667,423
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A3, 2.294% (1 Month LIBOR USD + 0.230%), 2/25/2037 (a)	18,638,757	16,601,335
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 2.264% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)	7,406,386	6,534,558
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 2.284% (1 Month LIBOR USD + 0.220%), 6/25/2037 (a)	6,312,634	5,827,325
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 2.684% (1 Month LIBOR USD + 0.620%), 10/25/2045 (a)	2,294,189	2,075,103
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A, 2.264% (1 Month LIBOR USD + 0.200%), 3/25/2047 (a)	22,462,933	20,353,327
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 1.068%, 6/25/2045 (Acquired 10/3/2017, Cost $503,819) (b)(f)(i)	11,078,112	481,942
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 1.286%, 8/25/2045 (Acquired 1/19/2018, Cost $2,538,417) (b)(f)(i)	40,410,690	2,699,070
GS Mortgage Securities Corp. II, Series 2018-RIVR, Class G, 4.700% (1 Month LIBOR USD + 2.600%), 7/16/2035 (a)(c)	5,000,000	4,949,620
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 2.974% (1 Month LIBOR USD + 0.900%), 7/15/2031 (a)(c)	4,000,000	4,004,956
GS Mortgage Securities Trust, Series 2018-CHLL, Class E, 4.422% (1 Month LIBOR USD + 2.350%), 2/17/2037 (a)(c)	8,750,000	8,775,611
GS Mortgage Securities Trust, Series 2018-CHLL, Class F, 5.372% (1 Month LIBOR USD + 3.300%), 2/17/2037 (a)(c)	12,500,000	12,536,538
GS Mortgage Securities Trust, Series 2014-GC20, Class C, 4.960%, 4/12/2047 (b)	1,750,000	1,741,777
GS Mortgage Securities Trust, Series 2014-GC24, Class D, 4.529%, 9/12/2047 (b)(c)	12,000,000	10,507,896
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.653%, 10/13/2048 (b)	7,000,000	7,005,537
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.421%, 11/13/2048 (b)	10,100,000	9,844,803
GS Mortgage Securities Trust, Series 2016-GS3, Class D, 2.620%, 10/13/2049 (c)	3,500,000	2,750,227
GS Mortgage Securities Trust, Series 2017-GS8, Class XA, 0.982%, 11/11/2050 (b)(f)	29,948,980	2,086,096

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 2.564% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(c)	$2,044,601	$1,694,259
GSMSC Resecuritization Trust, Series 2014-3R, Class 1B, 2.271% (1 Month LIBOR USD + 0.180%), 11/26/2036 (a)(c)	10,955,000	7,181,134
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 2.235% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,707,000	4,629,655
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 2.235% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,707,000	5,022,291
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 2.235% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,709,149	3,916,864
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 2.235% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(c)	5,707,000	5,147,908
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.897%, 5/25/2035 (b)	2,137,443	2,105,695
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 4.055%, 5/25/2035 (b)	3,187,633	3,113,358
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 2.591% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	1,342,807	1,307,181
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.106%, 10/25/2035 (b)	1,574,357	1,393,186
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	553,694	467,818
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,898,115	1,790,832
GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.500%, 8/25/2036	1,365,396	986,085
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.599%, 3/25/2037 (b)	11,375,722	10,482,239
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	14,759,442	14,121,834
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	679,148	645,930
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 2.364% (1 Month LIBOR USD + 0.300%), 4/25/2037 (a)	8,125,819	4,336,164
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.753%, 5/25/2037 (b)	305,613	275,206
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (Acquired 7/26/2016, Cost $77,387) (b)(f)(i)	3,780,037	53,423
HarborView Mortgage Loan Trust, Series 2004-8, Class 2A4A, 2.882% (1 Month LIBOR USD + 0.800%), 11/19/2034 (a)	410,403	401,925
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 2.862% (1 Month LIBOR USD + 0.780%), 12/19/2034 (a)	4,872,042	4,503,053
HarborView Mortgage Loan Trust, Series 2004-11, Class 1A, 2.782% (1 Month LIBOR USD + 0.700%), 1/19/2035 (a)	856,558	610,105
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.567%, 3/19/2035 (Acquired 8/3/2015 through 4/1/2016, Cost $764,061) (b)(f)(i)	15,342,138	734,321
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 0.944%, 6/19/2035 (b)(f)	113,402,459	4,661,408
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 0.990%, 6/20/2035 (b)(c)(f)	17,278,801	1,093,835
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.078%, 7/19/2035 (b)	1,702,170	1,533,533
HarborView Mortgage Loan Trust, Series 2005-4, Class 1A, 4.365%, 7/19/2035 (b)	906,279	872,157
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 3.154% (12 Month US Treasury Average + 1.500%), 9/19/2035 (a)	3,686,948	3,288,028
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.720%, 10/19/2035 (b)(f)	16,574,422	696,358
HarborView Mortgage Loan Trust, Series 2005-16, Class X3, 1.061%, 1/19/2036 (b)(f)	15,251,861	905,259
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 2.582% (1 Month LIBOR USD + 0.500%), 1/19/2036 (a)	1,810,903	1,430,968
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.342%, 2/19/2036 (Acquired 2/8/2017, Cost $691,447) (b)(f)(i)	30,860,352	582,088

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 2.262% (1 Month LIBOR USD + 0.180%), 11/19/2036 (a)(k)	$35,289,049	$33,892,697
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 2.252% (1 Month LIBOR USD + 0.170%), 12/19/2036 (a)	3,197,424	2,901,055
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 2.272% (1 Month LIBOR USD + 0.190%), 12/19/2036 (a)	22,058,751	21,254,688
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 2.322% (1 Month LIBOR USD + 0.240%), 12/19/2036 (a)	2,037,866	1,842,178
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 2.504% (12 Month US Treasury Average + 0.850%), 12/19/2036 (a)	11,713,444	11,208,184
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.232% (1 Month LIBOR USD + 0.150%), 2/19/2037 (a)	42,678,455	40,726,855
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 2.212% (1 Month LIBOR USD + 0.130%), 3/19/2037 (a)	22,328,886	21,407,909
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 2.224% (1 Month LIBOR USD + 0.160%), 4/25/2037 (a)(k)	24,121,513	21,666,956
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 2.282% (1 Month LIBOR USD + 0.200%), 5/19/2037 (a)(k)	28,893,602	27,427,772
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 2.282% (1 Month LIBOR USD + 0.200%), 8/19/2037 (a)	17,266,565	15,863,933
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 3.064% (1 Month LIBOR USD + 1.000%), 10/25/2037 (a)	30,395,647	28,093,177
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 1.016%, 8/19/2045 (Acquired 2/26/2018 through 3/1/2018, Cost $665,079) (b)(f)(i)	20,072,130	704,351
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 1.604%, 10/20/2045 (b)(f)	11,123,436	566,617
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 2.356% (1 Month LIBOR USD + 0.270%), 10/20/2045 (a)	4,977,758	4,831,153
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 3.654% (12 Month US Treasury Average + 2.000%), 10/20/2045 (a)	6,533,283	6,225,291
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 1.394%, 5/19/2046 (b)(f)	83,616,650	6,511,145
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 1.270%, 7/19/2046 (b)(f)	23,341,586	764,904
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/5/2031 (c)	7,100,000	6,983,993
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.314% (1 Month LIBOR USD + 0.250%), 3/25/2035 (a)	12,303,421	11,360,807
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 2.374% (1 Month LIBOR USD + 0.310%), 3/25/2035 (a)	489,085	437,446
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.304% (1 Month LIBOR USD + 0.240%), 7/25/2035 (a)(k)	3,063,628	2,978,903
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.394% (1 Month LIBOR USD + 0.330%), 10/25/2035 (a)	1,735,055	1,700,078
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 2.324% (1 Month LIBOR USD + 0.260%), 1/25/2036 (a)	7,385,477	7,288,284
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 2.244% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	1,476,878	1,421,595
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 2.284% (1 Month LIBOR USD + 0.220%), 12/25/2036 (a)	3,689,865	3,537,278
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 4.063%, 4/25/2037 (b)	6,478,692	5,959,282
Homeward Opportunities Fund I Trust, Series 2018-1, Class B1, 0.000%, 6/25/2048 (c)	3,964,213	3,964,142

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class E, 4.424% (1 Month LIBOR USD + 2.353%), 8/16/2032 (a)(c)	$4,250,000	$4,274,814
IMPAC CMB Trust, Series 2004-4, Class 1A1, 2.704% (1 Month LIBOR USD + 0.640%), 9/25/2034 (a)	5,084,492	4,964,894
IMPAC CMB Trust, Series 2004-6, Class 1A2, 2.844% (1 Month LIBOR USD + 0.780%), 10/25/2034 (a)	5,049,566	4,926,190
IMPAC CMB Trust, Series 2004-10, Class 3A1, 2.764% (1 Month LIBOR USD + 0.700%), 3/25/2035 (a)	616,091	575,596
IMPAC CMB Trust, Series 2005-3, Class A1, 2.544% (1 Month LIBOR USD + 0.480%), 8/25/2035 (a)	10,913,013	10,378,199
IMPAC CMB Trust, Series 2005-6, Class 1A2, 2.344% (1 Month LIBOR USD + 0.280%), 10/25/2035 (a)	3,908,858	3,625,516
IMPAC CMB Trust, Series 2005-6, Class 1A1, 2.564% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	15,341,192	14,204,026
IMPAC CMB Trust, Series 2005-7, Class A2, 2.344% (1 Month LIBOR USD + 0.280%), 11/25/2035 (a)	3,840,528	3,221,239
IMPAC CMB Trust, Series 2005-7, Class A1, 2.584% (1 Month LIBOR USD + 0.520%), 11/25/2035 (a)(k)	32,135,030	26,811,188
IMPAC CMB Trust, Series 2007-A, Class A, 2.564% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)(c)	2,287,875	2,207,756
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 2.494% (1 Month LIBOR USD + 0.430%), 3/25/2036 (a)	1,369,377	1,142,744
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 2.234% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	10,839,734	9,397,031
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 2.344% (1 Month LIBOR USD + 0.280%), 8/25/2036 (a)	6,351,503	5,159,269
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 2.254% (1 Month LIBOR USD + 0.190%), 1/25/2037 (a)	12,673,401	10,502,891
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 2.224% (1 Month LIBOR USD + 0.160%), 3/25/2037 (a)	3,997,395	3,733,979
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 2.444% (1 Month LIBOR USD + 0.380%), 5/25/2037 (a)	11,447,799	9,657,958
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 2.958%, 6/25/2034 (Acquired 12/8/2017, Cost $12,629,752) (b)(f)(i)	22,017,448	12,812,151
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 2.864% (1 Month LIBOR USD + 0.800%), 11/25/2034 (a)	823,363	756,884
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 2.924% (1 Month LIBOR USD + 0.860%), 1/25/2035 (a)	398	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.868%, 3/25/2035 (Acquired 12/16/2016, Cost $1,325,535) (b)(f)(i)	30,526,724	1,422,240
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.544% (1 Month LIBOR USD + 0.480%), 4/25/2035 (a)	2,869,518	2,738,422
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 1.026%, 5/25/2035 (b)(f)	4,892,697	162,276
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.578%, 5/25/2035 (b)	2,161,006	2,055,596
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.041%, 7/25/2035 (b)(f)	40,212,900	1,116,350
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 1.116%, 8/25/2035 (b)(f)	41,524,351	1,821,050
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.364% (1 Month LIBOR USD + 0.300%), 8/25/2035 (a)	6,405,395	6,119,324
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.907%, 8/25/2035 (b)	1,987,908	1,695,337

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 3.582%, 9/25/2035 (b)(k)	$12,928,036	$11,795,062
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 4.015%, 11/25/2035 (b)	2,417,146	2,243,027
IndyMac Index Mortgage Loan Trust, Series 2006-R1, Class A3, 3.660%, 12/25/2035 (b)	3,430,928	3,196,462
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.562%, 6/25/2036 (b)	1,237,594	1,223,228
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 2.274% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	4,860,757	4,425,817
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.728%, 7/25/2036 (b)	5,808,314	5,205,730
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.887%, 8/25/2036 (b)	5,025,834	4,603,217
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 1.228%, 10/25/2036 (b)(f)	29,237,956	1,359,506
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 2.264% (1 Month LIBOR USD + 0.200%), 10/25/2036 (a)	7,020,016	6,650,770
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 2.144% (1 Month LIBOR USD + 0.080%), 11/25/2036 (a)	393,250	362,288
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.594%, 11/25/2036 (b)	5,345,570	5,255,016
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 2.234% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	3,326,319	3,229,377
IndyMac Index Mortgage Loan Trust, Series 2006-AR39, Class A1, 2.244% (1 Month LIBOR USD + 0.180%), 2/25/2037 (a)	3,897,387	3,768,489
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.287%, 3/25/2037 (b)	2,055,952	1,902,948
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.585%, 5/25/2037 (b)	615,949	551,274
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1, 3.665%, 5/25/2037 (b)	2,395,441	1,647,692
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 2A1, 3.287%, 6/25/2037 (b)	436,116	398,340
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.615%, 6/25/2037 (b)	8,690,199	7,445,936
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 4.246%, 6/25/2037 (b)	1,251,567	1,175,003
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 2.244% (1 Month LIBOR USD + 0.180%), 7/25/2037 (a)	6,813,268	6,375,768
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 2.264% (1 Month LIBOR USD + 0.200%), 7/25/2037 (a)(k)	26,005,565	24,580,356
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.532%, 7/25/2037 (b)	4,947,724	4,165,633
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 2.244% (1 Month LIBOR USD + 0.180%), 8/25/2037 (a)	5,572,732	5,237,165
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.633%, 11/25/2037 (b)	3,224,957	3,165,866
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 1.087%, 7/25/2045 (Acquired 9/29/2017, Cost $1,423,407) (b)(f)(i)	31,141,718	1,502,837
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.284% (1 Month LIBOR USD + 0.220%), 4/25/2046 (a)	20,966,430	19,840,176
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A2A, 2.314% (1 Month LIBOR USD + 0.250%), 5/25/2046 (a)	20,532,537	19,432,198
IndyMac Index Mortgage Loan Trust, Series 2006-AR6, Class 1A1A, 2.574% (12 Month US Treasury Average + 0.920%), 6/25/2046 (a)	1,029,352	964,156
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 2.254% (1 Month LIBOR USD + 0.190%), 9/25/2046 (a)	6,906,801	6,372,208
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 2.264% (1 Month LIBOR USD + 0.200%), 11/25/2046 (a)	9,853,670	8,897,844
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.214% (1 Month LIBOR USD + 0.150%), 3/25/2047 (a)	15,274,128	12,629,917
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 2.424% (1 Month LIBOR USD + 0.360%), 3/25/2047 (a)	12,419,024	10,429,347

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
InTown Hotel Portfolio Trust, Series 2018-STAY, Class F, 5.922% (1 Month LIBOR USD + 3.850%), 1/18/2033 (a)(c)	$6,500,000	$6,545,032
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.776%, 1/28/2036 (b)(c)	1,665,086	1,626,411
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 2.334% (1 Month LIBOR USD + 0.270%), 5/25/2036 (a)	2,606,577	2,516,932
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.380%, 5/25/2036 (b)(e)	9,232,821	7,655,911
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 4.352% (1 Month LIBOR USD + 2.280%), 11/17/2031 (a)(c)	897,473	899,300
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 6.072% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(c)	3,250,000	3,277,719
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.333%, 9/12/2037 (b)	12,000,000	11,042,988
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (b)	5,000,000	4,103,915
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 5.969%, 2/15/2051 (b)	10,000,000	5,957,440
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.732%, 8/25/2035 (b)	19,431	18,813
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	2,466,746	2,317,949
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.699%, 10/25/2036 (b)	547,780	482,868
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.845%, 10/25/2036 (b)	1,660,708	1,599,062
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.748%, 5/25/2037 (b)	501,205	456,055
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.657%, 6/25/2037 (b)	3,286,761	2,956,836
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/17/2047 (c)	5,000,000	4,820,550
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.617%, 8/17/2048 (b)	10,000,000	9,853,460
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.294%, 7/15/2040 (b)	2,500,000	2,444,053
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.319%, 4/15/2041 (b)	3,529,014	2,038,711
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (c)	9,000,000	8,631,432
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (d)	96,223	79,087
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (d)	171,442	144,715
Lehman XS Trust, Series 2005-5N, Class 3A1A, 2.364% (1 Month LIBOR USD + 0.300%), 11/25/2035 (a)	13,253,035	12,903,420
Lehman XS Trust, Series 2005-7N, Class 1A1A, 2.334% (1 Month LIBOR USD + 0.270%), 12/25/2035 (a)	10,007,937	9,859,890
Lehman XS Trust, Series 2005-9N, Class 1A1, 2.334% (1 Month LIBOR USD + 0.270%), 2/25/2036 (a)	4,016,289	3,682,230
Lehman XS Trust, Series 2006-18N, Class A3, 2.244% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)(k)	15,756,415	14,555,540
Lehman XS Trust, Series 2007-18N, Class 2A1, 2.914% (1 Month LIBOR USD + 0.850%), 10/25/2037 (a)	1,833,249	1,722,268
Lehman XS Trust, Series 2006-2N, Class 1A1, 2.324% (1 Month LIBOR USD + 0.260%), 2/25/2046 (a)	3,324,645	2,926,233
Lehman XS Trust, Series 2006-4N, Class A1C1, 2.294% (1 Month LIBOR USD + 0.230%), 4/25/2046 (a)	16,172,007	15,166,496
Lehman XS Trust, Series 2006-GP1, Class A3A, 2.294% (1 Month LIBOR USD + 0.230%), 5/25/2046 (a)	13,044,665	12,335,674
Lehman XS Trust, Series 2006-10N, Class 1A3A, 2.274% (1 Month LIBOR USD + 0.210%), 7/25/2046 (a)	3,434,415	3,310,100

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Lehman XS Trust, Series 2006-14N, Class 2A, 2.264% (1 Month LIBOR USD + 0.200%), 9/25/2046 (a)	$11,744,591	$11,179,712
Lehman XS Trust, Series 2006-16N, Class A4A, 2.254% (1 Month LIBOR USD + 0.190%), 11/25/2046 (a)	3,735,959	3,623,189
Lehman XS Trust, Series 2007-4N, Class 2AX, 1.433%, 3/25/2047 (b)(f)	47,327,050	3,275,884
Lehman XS Trust, Series 2007-4N, Class 1A3, 2.304% (1 Month LIBOR USD + 0.240%), 3/25/2047 (a)(k)	31,241,060	27,843,251
Lehman XS Trust, Series 2007-15N, Class 3A1, 2.314% (1 Month LIBOR USD + 0.250%), 8/25/2047 (a)(k)	30,121,312	25,087,619
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.870%, 3/10/2050 (b)(c)	8,500,000	7,842,695
LSTAR Securities Investment Ltd., Series 2017-8, Class A, 3.742% (1 Month LIBOR USD + 1.650%), 11/1/2022 (a)(c)	3,198,550	3,201,541
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 2.274% (1 Month LIBOR USD + 0.210%), 5/25/2036 (a)	5,567,545	5,223,198
Luminent Mortgage Trust, Series 2006-5, Class X, 1.284%, 7/25/2036 (b)(f)	52,076,479	1,936,516
Luminent Mortgage Trust, Series 2006-5, Class A1A, 2.254% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	11,970,354	9,507,214
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 2.224% (1 Month LIBOR USD + 0.160%), 11/25/2036 (a)	4,911,291	4,436,467
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 2.234% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	14,306,332	12,800,061
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 2.344% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	8,876,984	8,320,015
Luminent Mortgage Trust, Series 2006-2, Class A1A, 2.264% (1 Month LIBOR USD + 0.200%), 2/25/2046 (a)	12,548,370	11,378,235
Luminent Mortgage Trust, Series 2006-6, Class A1, 2.264% (1 Month LIBOR USD + 0.200%), 10/25/2046 (a)(k)	22,195,003	21,538,785
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.919%, 12/25/2034 (b)	21,357	20,609
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.931%, 1/25/2035 (b)	197,188	194,630
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.575%, 3/25/2035 (b)	1,125,278	1,115,088
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.586%, 3/25/2035 (b)	436,503	430,683
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 3AX, 0.433%, 7/25/2035 (b)(f)	9,599,646	219,112
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.906%, 9/25/2035 (b)	2,031,120	1,942,512
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 4.513% (12 Month LIBOR USD + 1.750%), 12/25/2035 (a)	13,945,125	13,229,559
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.812%, 1/25/2036 (b)	3,272,944	3,240,614
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 2.214% (1 Month LIBOR USD + 0.150%), 3/25/2047 (a)	1,769,632	1,636,356
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (d)	11,726	6,100
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (d)	177,268	144,635
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,184,910	1,893,115
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 2.764% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	3,241,170	1,970,929
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	747,652	716,615
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	18,905,559	15,538,914
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (d)	62,351	51,898
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (d)	2,874	2,508
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (b)(c)	2,727,789	2,481,530
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.526%, 8/25/2037 (b)(c)	9,815,493	7,645,268

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A3A, 2.174% (1 Month LIBOR USD + 0.110%), 3/25/2037 (a)	$18,990,491	$8,741,266
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.673%, 4/25/2037 (b)	3,993,474	3,743,619
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 2.744% (1 Month LIBOR USD + 0.680%), 4/25/2028 (a)	3,446,141	3,345,386
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 3.789%, 11/25/2035 (b)	11,601,704	11,699,506
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 3.811%, 12/25/2035 (b)	3,029,191	3,000,393
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.736%, 5/25/2036 (b)	1,704,034	1,606,631
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 2.224% (1 Month LIBOR USD + 0.160%), 9/25/2037 (a)	10,455,856	8,366,567
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 2.294% (1 Month LIBOR USD + 0.230%), 9/25/2037 (a)	17,668,123	14,294,996
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.750%, 6/12/2050 (b)	35,710	35,765
Monticello Funding, LLCClass A, 4.501%, 1/31/2020 (Acquired 2/6/2018, Cost $14,520,572) (b)(i)	14,500,000	14,518,125
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.249%, 2/16/2046 (b)(c)	10,318,259	4,007,828
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.249%, 2/16/2046 (b)(c)	1,000,000	620,617
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.754%, 6/17/2047 (b)(c)	5,000,000	4,441,080
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.457%, 8/16/2047 (b)	5,000,000	4,837,695
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.238%, 4/17/2048 (b)(c)	3,000,000	2,585,901
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.751%, 5/17/2049 (b)	10,400,000	10,447,237
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/2050 (c)	4,800,000	3,847,646
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 4.672% (1 Month LIBOR USD + 2.600%), 11/15/2034 (a)(c)	1,750,000	1,756,298
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.826%, 1/12/2038 (b)(c)	5,000,000	4,620,690
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 5.122% (1 Month LIBOR USD + 3.050%), 11/15/2034 (a)(c)	4,250,000	4,293,690
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class F, 6.122% (1 Month LIBOR USD + 4.050%), 11/15/2034 (a)(c)	4,250,000	4,294,659
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 2.364% (1 Month LIBOR USD + 0.300%), 3/25/2035 (a)	1,805,988	1,713,861
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.645%, 7/25/2035 (b)(k)	13,481,523	10,741,512
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.793%, 7/25/2035 (b)	1,387,424	1,304,424
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A4, 2.434% (1 Month LIBOR USD + 0.370%), 9/25/2035 (a)	2,504,475	2,483,035
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 2.354% (1 Month LIBOR USD + 0.290%), 12/25/2035 (a)	2,880,005	2,362,589
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 2.344% (1 Month LIBOR USD + 0.280%), 1/25/2036 (a)	1,275,193	968,059
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.065%, 3/25/2036 (b)(f)	40,055,716	3,836,456
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 2.314% (1 Month LIBOR USD + 0.250%), 3/25/2036 (a)	5,330,332	4,373,132

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 2.324% (1 Month LIBOR USD + 0.260%), 3/25/2036 (a)	$3,220,799	$2,643,806
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.775%, 3/25/2036 (b)(n)	12,915,344	11,358,025
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.775%, 3/25/2036 (b)	3,614,323	3,178,154
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 1.790%, 4/25/2036 (b)(f)	38,944,544	3,029,886
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 2.814% (1 Month LIBOR USD + 0.750%), 6/25/2036 (a)	5,934,025	4,396,638
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 2.234% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	2,800,554	1,456,168
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A2, 6.000%, 8/25/2036	1,223,132	1,020,971
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	3,715,673	3,101,543
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (b)(e)	3,295,316	1,410,603
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (b)(e)	4,106,429	1,755,662
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 2.519%, 6/25/2037 (b)	926,732	614,474
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.158%, 6/25/2037 (b)	2,523,480	1,883,521
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	4,768,248	3,945,125
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.724%, 11/25/2037 (b)	8,716,493	8,090,588
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (b)	3,929,110	2,751,174
Morgan Stanley Re-REMIC Trust, Series 2012-R1, Class 1B, 0.397% (1 Month LIBOR USD + 0.180%), 2/26/2037 (a)(c)	19,141,026	17,885,374
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 2.281% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(c)	13,783,781	12,230,390
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, 2.251% (1 Month LIBOR USD + 0.160%), 12/27/2046 (a)(c)	9,457,892	8,817,631
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1B, 2.328% (12 Month US Treasury Average + 0.820%), 12/27/2046 (a)(c)	20,051,564	15,865,720
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.598%, 8/27/2047 (b)(c)	1,010,309	772,487
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 0.598%, 8/27/2047 (b)(c)	5,146,000	4,224,351
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 1.620%, 4/25/2036 (b)(f)	23,570,320	1,376,106
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 2.564% (1 Month LIBOR USD + 0.500%), 9/25/2037 (a)(k)	19,659,285	18,998,654
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 2.214% (1 Month LIBOR USD + 0.150%), 6/25/2047 (a)	4,661,505	3,972,698
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 2.294% (1 Month LIBOR USD + 0.230%), 6/25/2047 (a)	8,274,234	7,816,420
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 2.344% (1 Month LIBOR USD + 0.280%), 6/25/2047 (a)	4,285,192	3,707,129
MortgageIT Trust, Series 2005-2, Class 1A1, 2.584% (1 Month LIBOR USD + 0.520%), 5/25/2035 (a)	446,796	432,730
MortgageIT Trust, Series 2006-1, Class 2A1A, 2.274% (1 Month LIBOR USD + 0.210%), 4/25/2036 (a)	5,135,453	4,802,681
Motel 6 Trust, Series 2017-MTL6, Class E, 5.322% (1 Month LIBOR USD + 3.250%), 8/15/2034 (a)(c)	3,900,200	3,945,130
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (c)	4,250,000	4,232,843
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 4.536%, 8/25/2035 (b)	2,433,318	2,428,539
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.179%, 2/25/2036 (b)	1,176,103	984,954

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 2.224% (1 Month LIBOR USD + 0.160%), 10/25/2036 (a)	$2,060,857	$1,701,427
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 2.234% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	313,705	259,881
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 2.611% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(c)	7,037,372	6,246,491
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 2.680% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(c)	2,511,462	2,474,740
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A10, 2.768%, 12/29/2036 (b)(c)	12,562,141	11,084,344
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.139% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(c)	6,604,576	3,643,230
OBX Trust, Series 2018-EXP1, Class 2A1, 0.000%, 4/25/2048 (b)(c)(j)	16,500,000	16,500,000
OBX Trust, Series 2018-1, Class A2, 2.714% (1 Month LIBOR USD + 0.650%), 6/25/2057 (a)(c)	3,780,068	3,784,135
OCP CLO Ltd., Series 2012-2A, Class ER, 10.629% (3 Month LIBOR USD + 8.300%), 11/22/2025 (a)(c)	3,000,000	3,053,685
Pepper Residential Securities Trust, Series 21A, Class A1U, 2.957% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(c)	5,700,000	5,713,800
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (d)	4,498	4,208
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (d)	30,657	20,873
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 2.224% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	4,196,604	3,492,066
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 2.394% (1 Month LIBOR USD + 0.330%), 5/25/2037 (a)	3,710,353	3,391,890
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 2.614% (1 Month LIBOR USD + 0.550%), 5/25/2037 (a)	7,565,898	5,908,770
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,707,196	1,568,249
Prime Mortgage Trust, Series 2005-4, Class 2A4, 2.564% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	48,067	46,767
RAIT Trust, Series 2017-FL7, Class C, 4.572% (1 Month LIBOR USD + 2.500%), 6/15/2037 (a)(c)	7,000,000	7,064,491
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (c)	3,712,283	3,468,575
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.914% (1 Month LIBOR USD + 0.850%), 5/25/2034 (a)(c)	750,655	751,778
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class C, 4.314% (1 Month LIBOR USD + 2.250%), 5/25/2034 (a)(c)	1,750,000	1,756,116
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class D, 5.438%, 2/25/2051 (b)(c)	7,000,000	6,564,369
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 4.156%, 4/25/2035 (b)	5,138,370	4,728,831
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class AP, 0.000%, 6/25/2035 (d)	38,978	30,501
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	3,787,750	3,543,134
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 2.564% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	501,368	435,224
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 4.393%, 7/25/2035 (b)	3,305,435	3,130,092
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.508%, 7/25/2035 (b)	572,605	470,629
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 3.414% (1 Month LIBOR USD + 1.350%), 8/25/2035 (a)	6,406,709	5,742,904
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	8,390,455	8,095,615
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,513,149	1,372,258
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (d)	467,166	299,811

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A1, 2.464% (1 Month LIBOR USD + 0.400%), 9/25/2035 (a)	$615,379	$480,785
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	1,129,099	1,070,349
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	7,908,911	5,969,503
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 2.764% (1 Month LIBOR USD + 0.700%), 11/25/2035 (a)	1,047,436	868,847
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (d)	867,117	654,595
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.534%, 12/25/2035 (b)	8,285,071	7,601,138
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	3,260,327	3,142,580
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	6,310,227	6,198,076
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 2.974% (1 Month LIBOR USD + 0.910%), 1/25/2036 (a)	10,926,128	9,076,444
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 2.544% (1 Month LIBOR USD + 0.480%), 2/25/2036 (a)	7,160,810	5,924,203
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 2.564% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	9,223,183	7,574,852
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 2.564% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	930,569	764,201
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 2.764% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	11,796,826	9,785,762
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 3.064% (1 Month LIBOR USD + 1.000%), 2/25/2036 (a)	1,570,305	1,322,063
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,133,281	2,927,033
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036	1,146,753	817,029
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 2.464% (1 Month LIBOR USD + 0.400%), 3/25/2036 (a)	3,640,803	2,955,338
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 2.764% (1 Month LIBOR USD + 0.700%), 3/25/2036 (a)	6,748,308	5,548,027
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	411,904	383,675
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	3,466,175	3,286,020
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 2.364% (1 Month LIBOR USD + 0.300%), 4/25/2036 (a)	23,985,392	21,561,524
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,579,916	1,454,954
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (d)	197,619	144,406
Residential Accredit Loans, Inc. Trust, Series 2006-QA4, Class A, 2.244% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	3,400,788	3,146,756
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	3,288,107	2,999,056
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	2,301,417	2,098,897
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	2,561,119	2,348,872
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	2,098,576	1,960,932
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (d)	63,925	24,803
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (d)	74,637	54,267
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 2.244% (1 Month LIBOR USD + 0.180%), 7/25/2036 (a)	177,865	122,451
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 2.244% (1 Month LIBOR USD + 0.180%), 7/25/2036 (a)	4,757,803	3,271,913
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 2.254% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	1,413,810	1,289,776

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 2.714% (1 Month LIBOR USD + 0.650%), 7/25/2036 (a)	$2,382,227	$1,821,172
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	3,426,099	3,044,925
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 2.254% (1 Month LIBOR USD + 0.190%), 8/25/2036 (a)	19,655,155	18,224,869
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	3,220,181	2,956,297
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	4,184,458	3,838,328
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	461,635	411,405
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	602,578	537,021
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,954,207	1,795,277
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	4,943,676	4,413,368
Residential Accredit Loans, Inc. Trust, Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036	1,217,339	1,048,957
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,388,844	4,046,212
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	4,962,038	4,417,265
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	7,038,542	6,395,704
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (d)	273,441	201,393
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 2.714% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	6,390,430	5,058,907
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	652,367	592,608
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	6,588,736	6,055,642
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (d)	262,241	162,677
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	13,075,300	12,296,156
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	2,484,638	2,384,982
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (d)	255,188	148,375
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 2.364% (1 Month LIBOR USD + 0.300%), 11/25/2036 (a)	3,486,476	2,536,715
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (a)	17,768,978	15,971,415
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	6,950,813	6,246,591
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A7, 6.000%, 11/25/2036	849,551	759,680
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,830,240	1,608,605
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,208,162	1,065,526
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 2.234% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	274,284	232,305
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 2.244% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	1,036,329	981,727
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 2.249% (1 Month LIBOR USD + 0.185%), 12/25/2036 (a)	4,270,623	4,003,974
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 2.514% (1 Month LIBOR USD + 0.450%), 12/25/2036 (a)	15,465,478	11,210,755
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	4,891,072	4,490,058
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	11,398,864	10,057,651
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (d)	281,952	181,787
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (d)	1,661,374	1,053,793
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 2.234% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	4,100,325	3,695,361
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 2.614% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	19,827,436	15,619,697
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	3,482,883	3,017,734

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (d)	$910,896	$510,882
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.362%, 2/25/2037 (b)(f)	50,537,561	759,933
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 2.214% (1 Month LIBOR USD + 0.150%), 2/25/2037 (a)	12,248,321	11,492,722
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (d)	847,342	82,732
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (d)	622,505	351,962
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	808,996	717,561
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	5,935,143	5,113,322
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (d)	946,152	541,642
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 2.394% (1 Month LIBOR USD + 0.330%), 4/25/2037 (a)	4,931,637	3,846,376
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,768,089	1,632,063
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 2.164% (1 Month LIBOR USD + 0.100%), 5/25/2037 (a)	8,191,702	7,519,376
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 2.254% (1 Month LIBOR USD + 0.190%), 5/25/2037 (a)	15,998,685	14,841,596
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	14,217,893	12,980,197
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,289,238	1,226,396
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (d)	2,193,969	1,186,968
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 2.254% (1 Month LIBOR USD + 0.190%), 7/25/2037 (a)	13,178,626	12,906,289
Residential Accredit Loans, Inc. Trust, Series 2007-QH7, Class 2A1, 2.364% (1 Month LIBOR USD + 0.300%), 8/25/2037 (a)(k)	27,354,016	25,412,811
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	4,884,407	4,366,132
Residential Accredit Loans, Inc. Trust, Series 2007-QH9, Class A1, 2.848%, 11/25/2037 (b)	1,582,218	1,376,874
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 2.264% (1 Month LIBOR USD + 0.200%), 12/25/2046 (a)(k)	35,351,297	30,890,062
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.213%, 8/25/2022 (b)	1,045,631	885,890
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,822,524	6,882,930
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.317%, 4/25/2035 (b)(f)	28,305,545	415,978
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 2.514% (1 Month LIBOR USD + 0.450%), 4/25/2035 (a)	4,448,790	3,349,588
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	5,991,541	5,697,878
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	5,582,735	5,145,255
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,681,320	1,571,782
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,983,774	5,520,498
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (d)	1,085,996	682,281
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 2.514% (1 Month LIBOR USD + 0.450%), 10/25/2035 (a)	3,539,027	2,815,555
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	3,191,562	2,915,642
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 2.514% (1 Month LIBOR USD + 0.450%), 11/25/2035 (a)	1,485,984	1,090,235
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 2.564% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	7,428,513	5,553,103
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	923,266	777,086
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 2.764% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	1,584,712	1,411,929
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 2.764% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	2,430,595	1,329,633

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	$6,742,294	$3,673,465
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	11,074,650	7,039,036
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036 (d)	1,751,997	1,021,348
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	11,150,593	7,282,698
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,308,348	1,969,367
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,882,218	4,795,962
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (b)	23,783,004	13,099,750
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	3,389,048	3,079,034
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,787,701	2,740,932
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (d)	154,213	122,149
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 2A, 4.215%, 11/25/2035 (b)	517,738	490,825
Residential Funding Mortgage Securities Trust, Series 2005-S9, Class AP, 0.000%, 12/25/2035 (d)	442,285	355,762
Residential Funding Mortgage Securities Trust, Series 2006-S2, Class AP, 0.000%, 2/25/2036 (d)	38,530	31,254
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.244%, 2/25/2036 (b)	2,067,901	1,889,751
Residential Funding Mortgage Securities Trust, Series 2006-S3, Class AP, 0.000%, 3/25/2036 (d)	10,910	7,775
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (d)	273,099	225,825
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (d)	93,138	69,121
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	1,387,786	1,379,376
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,801,309	1,759,685
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A10, 6.000%, 6/25/2036	465,799	456,151
Residential Funding Mortgage Securities Trust, Series 2006-S6, Class A14, 6.000%, 7/25/2036	268,241	262,039
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	128,855	122,359
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (d)	76,057	54,545
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,115,517	1,032,992
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (d)	88,586	61,317
Residential Funding Mortgage Securities Trust, Series 2006-S12, Class 2AP, 0.000%, 12/25/2036 (d)	51,458	39,938
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	3,445,156	3,269,756
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (d)	532,241	392,660
RIPCO, Series 2018-1, Class A, 6.750%, 4/30/2035	30,424,197	30,561,106
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 5.072% (1 Month LIBOR USD + 3.000%), 6/15/2033 (a)(c)	4,750,000	4,809,546
Sequoia Mortgage Trust, Series 2003-8, Class A1, 2.726% (1 Month LIBOR USD + 0.640%), 1/20/2034 (a)	1,159,724	1,115,386
Sequoia Mortgage Trust, Series 2004-4, Class A, 3.023% (6 Month LIBOR USD + 0.520%), 5/20/2034 (a)	1,791,401	1,736,638
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 3.196% (6 Month LIBOR USD + 1.100%), 8/20/2034 (a)	101,035	97,288
Sequoia Mortgage Trust, Series 2004-8, Class A2, 2.836% (6 Month LIBOR USD + 0.740%), 9/20/2034 (a)	2,640,115	2,555,782
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.453%, 3/20/2035 (b)(f)	13,108,826	198,048
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 2.286% (1 Month LIBOR USD + 0.200%), 7/20/2036 (a)	782,189	741,565
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.910%, 1/20/2038 (b)	808,125	764,022
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (c)(f)	6,201,773	61,075

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.587%, 10/20/2046 (b)	$5,571,328	$4,884,088
Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 3.548%, 2/20/2047 (b)	1,712,466	1,601,187
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (c)	3,096,513	3,101,325
SG Residential Mortgage Trust, Series 2018-1, Class M1, 4.330%, 4/25/2048 (c)	6,571,715	6,583,275
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class C, 4.010% (1 Month LIBOR USD + 2.000%), 1/15/2035 (a)(c)	2,500,000	2,523,398
STACR Trust, Series 2018-HRP1, Class M2, 3.714% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(c)	3,000,000	3,025,341
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.434% (1 Month LIBOR USD + 0.370%), 7/25/2034 (a)	184,946	185,080
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 3.758%, 2/25/2035 (b)	4,424,213	4,326,460
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.129%, 3/25/2035 (b)	1,908,152	1,886,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.490%, 5/25/2035 (b)(f)	55,533,240	1,288,149
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 3.923%, 9/25/2035 (b)	5,539,039	5,210,269
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 1A, 3.917%, 11/25/2035 (b)	4,616,553	4,083,743
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.655%, 1/25/2036 (b)	1,742,392	1,668,729
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 2.284% (1 Month LIBOR USD + 0.220%), 5/25/2037 (a)	7,762,120	7,536,212
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 2A1, 2.254% (1 Month LIBOR USD + 0.190%), 7/25/2037 (a)	940,821	870,518
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 3.592% (1 Month LIBOR USD + 1.500%), 9/25/2037 (a)	2,010,400	1,955,748
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.614%, 4/19/2035 (Acquired 1/6/2017, Cost $463,424) (b)(f)(i)	21,520,131	577,880
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG, 2.184% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	8,150,421	7,389,938
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 1.101%, 5/25/2045 (b)(f)	19,981,535	813,728
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 4.177%, 3/25/2033 (b)	53,843	53,686
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	105,339	101,974
Structured Asset Securities Corp. Trust, Series 2005-1, Class AP, 0.000%, 2/25/2035 (d)	66,434	48,219
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1, 4.697%, 9/25/2035 (b)(k)	14,952,145	13,816,006
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/2037 (b)(c)	3,964,994	3,951,617
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 5/25/2037 (b)(c)	7,000,000	6,954,311
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,110,013	2,294,014
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.893%, 5/11/2063 (Acquired 5/7/2013, Cost $6,125,046) (b)(c)(i)	7,000,000	4,731,979
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (b)(c)	1,135,047	1,130,068
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 3.314% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(c)	709,404	714,382
Velocity Commercial Capital Loan Trust, Series 2017-2, Class AFX, 3.070%, 11/25/2047 (b)(c)	5,924,937	5,854,869
Velocity Commercial Capital Loan Trust, Series 2018-1, Class A, 3.590%, 4/25/2048 (c)	4,753,728	4,743,441
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M1, 3.910%, 4/25/2048 (c)	4,467,777	4,453,114
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M2, 4.260%, 4/25/2048 (c)	1,456,884	1,451,793

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (c)	$874,130	$872,670
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (c)	874,130	870,794
Verus Securitization Trust, Series 2017-2A, Class A1, 2.485%, 7/25/2047 (b)(c)	10,178,914	10,087,406
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (b)(c)	14,927,870	14,820,468
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (b)(c)(e)	8,711,571	8,659,633
Verus Securitization Trust, Series 2018-1, Class A1, 2.929%, 1/25/2058 (b)(c)	4,545,292	4,550,637
Verus Securitization Trust, Series 2018-1, Class A2, 3.031%, 1/25/2058 (b)(c)	1,101,664	1,102,976
Verus Securitization Trust, Series 2018-INV1, Class B1, 4.553%, 3/25/2058 (c)	9,443,551	9,413,275
VMC Finance LLC, Series 2018-FL1, Class D, 5.473% (1 Month LIBOR USD + 3.400%), 3/16/2035 (a)(c)	4,500,000	4,566,947
VMC Finance LLC, Series 2018-FL1, Class A, 2.893% (1 Month LIBOR USD + 0.820%), 4/15/2035 (a)(c)	4,344,661	4,353,533
VMC Finance LLC, Series 2018-FL1, Class C, 4.323% (1 Month LIBOR USD + 2.250%), 4/15/2035 (a)(c)	6,750,000	6,813,693
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.009%, 2/15/2051 (b)	7,000,000	1,861,524
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 2.214% (1 Month LIBOR USD + 0.150%), 8/25/2036 (a)	30,805,227	18,873,254
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 2.304% (1 Month LIBOR USD + 0.240%), 8/25/2036 (a)	3,621,330	2,249,704
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 2.144% (1 Month LIBOR USD + 0.080%), 1/25/2037 (a)	12,096,170	8,373,815
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 2.244% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	4,143,930	2,838,136
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	103,577	103,676
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.951%, 6/25/2034 (b)	1,649,482	1,609,124
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4, Class A5, 3.731%, 4/25/2035 (b)	1,687,851	1,700,041
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 3.413%, 12/25/2035 (b)	30,666,302	30,944,169
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 3.453%, 1/25/2036 (b)	34,421,984	34,645,142
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.381%, 10/25/2036 (b)	5,411,182	5,203,669
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A2, 3.076%, 11/25/2036 (b)	328,747	305,905
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 3.076%, 11/25/2036 (b)	1,766,110	1,686,293
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.566%, 6/25/2037 (b)	4,330,454	4,116,140
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.861%, 7/25/2044 (b)(f)	32,226,829	940,830
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class X, 0.422%, 8/25/2045 (b)(f)	65,670,046	1,850,254
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class X, 0.808%, 10/25/2045 (b)(f)	57,989,478	2,412,884
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 2.354% (1 Month LIBOR USD + 0.290%), 10/25/2045 (a)	3,200,696	3,173,144

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 0.891%, 11/25/2045 (b)(f)	$50,549,716	$3,080,955
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 2.474% (1 Month LIBOR USD + 0.410%), 12/25/2045 (a)	157,050	154,248
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 2.724% (12 Month US Treasury Average + 1.070%), 1/25/2046 (a)	2,749,296	2,712,906
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class 2A, 2.634% (12 Month US Treasury Average + 0.980%), 7/25/2046 (a)	2,877,986	2,711,189
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2A, 2.385% (11th District Cost of Funds Index + 1.500%), 8/25/2046 (a)	8,800,119	8,382,158
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, 2.654% (12 Month US Treasury Average + 1.000%), 8/25/2046 (a)	3,716,282	3,453,347
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.385% (11th District Cost of Funds Index + 1.500%), 10/25/2046 (a)	2,184,275	2,066,101
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, 2.534% (12 Month US Treasury Average + 0.880%), 10/25/2046 (a)	6,869,560	6,120,977
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 2.377% (12 Month US Treasury Average + 0.820%), 12/25/2046 (a)	7,989,087	7,188,573
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 2.354% (12 Month US Treasury Average + 0.700%), 3/25/2047 (a)	7,747,874	6,729,439
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (d)	4,309	3,778
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 2.464% (1 Month LIBOR USD + 0.400%), 6/25/2035 (a)	178,563	152,193
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB3, 2.514% (1 Month LIBOR USD + 0.450%), 6/25/2035 (a)(k)	19,454,622	15,842,794
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 3CB, 6.500%, 8/25/2035	1,006,121	878,715
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 3.414% (1 Month LIBOR USD + 1.350%), 11/25/2035 (a)	3,433,944	2,641,232
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 2.324% (1 Month LIBOR USD + 0.260%), 12/25/2035 (a)	5,542,022	5,087,897
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 2.664% (1 Month LIBOR USD + 0.600%), 12/25/2035 (a)	4,107,902	3,489,733
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,123,005	3,696,929
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class A1A, 2.314% (1 Month LIBOR USD + 0.250%), 2/25/2036 (a)	5,736,044	5,017,484
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 2.184% (1 Month LIBOR USD + 0.120%), 10/25/2036 (a)	14,243,292	7,850,931
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A3B, 4.605%, 10/25/2036 (b)(e)	4,061,510	2,554,791
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.605%, 10/25/2036 (b)(e)	10,066,397	6,728,994
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A4, 4.605%, 10/25/2036 (b)(e)	10,897,378	6,889,235
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR10, Class A2A, 2.234% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	18,792,081	16,925,426

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 2.154% (1 Month LIBOR USD + 0.090%), 2/25/2037 (a)	$11,805,870	$8,020,330
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 2.224% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	9,336,846	7,507,916
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 2.294% (1 Month LIBOR USD + 0.230%), 2/25/2037 (a)	9,395,068	7,641,074
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (k)	11,689,338	11,392,850
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC2, Class A3, 2.374% (1 Month LIBOR USD + 0.310%), 6/25/2037 (a)	2,650,930	2,403,691
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR3, Class A1A, 2.624% (12 Month US Treasury Average + 0.970%), 5/25/2046 (a)	17,688,019	15,064,090
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 4A, 2.644% (12 Month US Treasury Average + 0.990%), 6/25/2046 (a)	5,025,656	4,309,208
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.434%, 10/25/2046 (b)(f)	25,209,717	891,819
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 2.504% (12 Month US Treasury Average + 0.850%), 10/25/2046 (a)(k)	22,343,682	19,389,311
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class CX2P, 0.667%, 11/25/2046 (b)(f)	64,680,645	865,039
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 2.484% (12 Month US Treasury Average + 0.830%), 11/25/2046 (a)	9,997,636	9,143,658
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 2.404% (12 Month US Treasury Average + 0.750%), 2/25/2047 (a)	22,745,508	20,734,646
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.135% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (a)	1,779,399	1,543,817
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, 2.554% (1 Month LIBOR USD + 0.490%), 3/25/2037 (a)	2,565,010	2,073,152
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 2.604% (1 Month LIBOR USD + 0.540%), 3/25/2037 (a)	5,705,590	4,603,133
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	4,555,429	3,984,133
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	4,152,635	3,631,853
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.900%, 12/28/2037 (b)	7,549,553	7,345,323
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class C, 3.894%, 2/18/2048	100,000	92,952
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class C, 4.436%, 12/17/2059 (b)	8,000,000	7,717,488
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	1,845	1,851
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 3.588%, 11/25/2033 (b)	13,995	13,923
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 3.929%, 3/25/2035 (b)	98,980	97,347
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	8,954	8,958
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 4.446%, 8/25/2036 (b)	609,125	583,110
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 4.126%, 9/25/2036 (b)	348,927	349,378
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 4.342%, 9/25/2036 (b)	1,071,325	1,076,201
Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A18, 6.000%, 9/25/2036	1,520,412	1,458,274
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.657%, 10/25/2036 (b)	2,076,266	1,969,967

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	$62,370	$60,651
Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A3, 0.000%, 9/25/2037 (d)	22,536	18,416
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,888,127	1,857,133
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (d)	51,899	41,556
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 5.092% (1 Month LIBOR USD + 3.020%), 11/15/2029 (a)(c)	6,427,417	6,351,818
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 3.980%, 6/15/2046 (b)(c)	8,470,000	7,647,724
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (b)	2,000,000	1,931,530

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost – $4,795,229,518)		4,759,714,805

Corporate Obligations – 4.68%
Financial – 4.68%
Ambac Assurance Corp., 5.100%, 6/7/2020 (c)(k)	207,460	279,034
Ambac LSNI LLC, 7.337% (3 Month LIBOR USD + 5.000%), 2/12/2023 (a)(c)(k)	697,073	703,172
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (a)	1,425,000	1,464,187
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	5,000,000	5,081,821
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(c)	2,000,000	2,037,500
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.367%), 11/15/2025 (a)(c)	8,000,000	8,190,000
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,723,784
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(c)	9,000,000	9,303,750
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (c)	10,000,000	10,687,500
Business Development Corp. of America, 4.750%, 12/30/2022 (c)	6,000,000	5,961,334
Cadence BanCorp, 4.875%, 6/28/2019 (c)	200,000	200,419
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(c)	11,500,000	11,816,250
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(c)	6,250,000	6,414,062
Citadel LP, 5.375%, 1/17/2023 (c)	2,000,000	1,985,136
Citibank NA, 2.100%, 6/12/2020	2,440,000	2,393,465
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (a)	10,125,000	10,352,812
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(c)	1,200,000	1,222,129
Ellington Financial LLC, 5.250%, 9/1/2022	4,000,000	3,873,119
Empire Bancorp, Inc., 7.375%, 12/17/2025 (c)	7,500,000	7,953,435
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	16,000,000	16,280,000
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(c)	5,000,000	5,068,750
Fifth Third Bank, 2.200%, 10/30/2020	1,500,000	1,466,956
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (a)	4,000,000	4,075,000
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (a)	2,000,000	2,059,034
First Busey Corp., 4.750% (3 Month London Interbank Bid Rate GBP + 2.919%), 5/25/2027 (a)	200,000	202,770
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	8,844,042
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(c)	1,500,000	1,492,500
First NBC Bank Holding Co., 5.750%, 2/18/2025 (Acquired 2/13/2015, Cost $13,500,000) (i)(m)(o)	13,500,000	2,700,000
First Priority Bank, 7.000%, 11/30/2025 (c)	6,000,000	6,247,500
Franklin Financial Network, Inc., 6.875% (3 Month LIBOR USD + 5.636%), 3/30/2026 (a)	1,500,000	1,543,125
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (a)	2,000,000	2,065,000
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (a)	1,500,000	1,434,197
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (a)	3,256,000	3,296,700

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (a)	$2,600,000	$2,629,439
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (a)	950,000	973,534
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (a)	1,500,000	1,530,000
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(c)	5,000,000	5,076,629
JPMorgan Chase & Co., 2.750%, 6/23/2020	823,000	817,301
KeyCorp., 2.900%, 9/15/2020	3,000,000	2,975,804
Kingstone Cos, Inc., 5.500%, 12/30/2022	3,000,000	3,019,980
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (a)	2,900,000	2,936,250
Luther Burbank Corp., 6.500%, 9/30/2024 (c)	19,800,000	20,493,000
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)	2,750,000	2,805,000
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(c)	4,000,000	4,096,846
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(c)	2,500,000	2,569,284
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(c)	1,000,000	1,018,278
Midland States Bancorp, Inc., 6.500%, 6/18/2025	15,000,000	15,562,500
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (c)	1,000,000	1,000,000
Morgan Stanley, 5.500%, 7/24/2020	635,000	661,714
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(c)	1,800,000	1,824,750
Noah Bank, 9.000%, 4/17/2025	4,500,000	4,848,750
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (c)	6,500,000	6,841,250
Plaza Bancorp, 7.125%, 6/26/2025 (c)	5,000,000	5,275,000
PNC Bank NA, 2.600%, 7/21/2020	3,000,000	2,967,320
PNC Bank NA, 2.500%, 1/22/2021	1,300,000	1,276,935
PNC Bank NA, 2.450%, 7/28/2022	2,000,000	1,927,869
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (a)	4,938,000	5,049,105
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)	4,000,000	4,090,000
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (c)	3,000,000	3,086,250
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (a)	6,500,000	6,589,375
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (a)	2,250,000	2,254,821
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(c)	2,000,000	2,028,852
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (a)	3,000,000	3,052,500
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(c)	6,750,000	6,901,875
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (a)	5,021,000	5,196,735
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,750,000	1,878,464
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (a)	5,000,000	5,288,090
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (a)	2,500,000	2,490,089
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (a)	7,500,000	7,734,375
Trinitas Capital Management LLC, 7.750%, 6/15/2023	5,150,000	5,098,500
Union Bankshares Corp., 5.000% (3 Month LIBOR USD + 3.175%), 12/15/2026 (a)	1,500,000	1,541,250
United Financial Bancorp, Inc., 5.750%, 10/1/2024	10,400,000	10,556,000
United Insurance Holdings Corp., 6.250%, 12/15/2027	7,000,000	7,166,776
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(c)	3,000,000	3,063,750
Wells Fargo & Co., 2.150%, 1/30/2020	3,775,000	3,725,359
WT Holdings, Inc., 7.000%, 4/30/2023 (c)	2,700,000	2,706,750
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (a)	2,000,000	2,035,000

TOTAL CORPORATE OBLIGATIONS – (Cost – $338,019,376)		336,079,832

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Shares	Value
Investment Companies – 1.68%
Affiliated Mutual Funds – 1.68%
Angel Oak Flexible Income Fund, Institutional Class	3,239,675	$30,355,755
Angel Oak High Yield Opportunities Fund, Institutional Class	1,861,454	21,685,940
Angel Oak UltraShort Bond Fund, Institutional Class	6,842,321	68,560,059

TOTAL INVESTMENT COMPANIES (Cost – $120,931,677)		120,601,754

Mortgage Backed Securities – U.S. Government Agency Issues – 6.93%	Principal Amount
Federal Home Loan Mortgage Corp., Series KI01, Class A, 2.250% (1 Month LIBOR USD + 0.160%), 9/25/2022 (a)	$7,536,358	7,544,625
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 10.890% (1 Month LIBOR USD + 8.800%), 1/25/2023 (a)(c)	3,929,568	4,260,422
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 6.090% (1 Month LIBOR USD + 4.000%), 1/25/2024 (a)(c)	2,138,402	2,209,905
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 6.564% (1 Month LIBOR USD + 4.500%), 2/26/2024 (a)	5,000,000	5,797,500
Federal Home Loan Mortgage Corp., Series 2017-KF36, Class B, 4.740% (1 Month LIBOR USD + 2.650%), 8/25/2024 (a)(c)	4,528,631	4,551,265
Federal Home Loan Mortgage Corp., Series 2017-K728, Class B, 3.647%, 9/25/2024 (b)(c)	6,000,000	5,746,548
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 4.290% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(c)	5,249,154	5,314,033
Federal Home Loan Mortgage Corp., Series KL2B, Class AFXB, 3.139%, 1/25/2025 (b)	10,000,000	9,931,890
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 6.214% (1 Month LIBOR USD + 4.150%), 1/27/2025 (a)	4,267,376	4,589,661
Federal Home Loan Mortgage Corp., Series 2018-K731, Class B, 3.910%, 2/25/2025 (c)	8,750,000	8,444,049
Federal Home Loan Mortgage Corp., Series 2018-KF44, Class B, 4.240% (1 Month LIBOR USD + 2.150%), 2/25/2025 (a)(c)	4,497,814	4,565,133
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 5.864% (1 Month LIBOR USD + 3.800%), 3/25/2025 (a)	1,650,000	1,770,283
Federal Home Loan Mortgage Corp., Series Q005, Class A1, 2.497%, 12/25/2025	9,501,949	9,207,664
Federal Home Loan Mortgage Corp., Series KF16, Class A, 2.720% (1 Month LIBOR USD + 0.630%), 3/25/2026 (a)	294,508	295,464
Federal Home Loan Mortgage Corp., Series 2017-KSW2, Class B, 4.740% (1 Month LIBOR USD + 2.650%), 5/25/2027 (a)(c)	10,042,564	9,981,576
Federal Home Loan Mortgage Corp., Series KW03, Class A2, 3.019%, 6/25/2027	12,250,000	11,765,500
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 4.640% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(c)	3,593,001	3,610,970
Federal Home Loan Mortgage Corp., Series 2017-KF37, Class B, 4.840% (1 Month LIBOR USD + 2.750%), 6/25/2027 (a)(c)	7,800,000	8,058,180
Federal Home Loan Mortgage Corp., Series 2017-K66, Class B, 4.034%, 7/25/2027 (b)(c)	7,250,000	7,127,671
Federal Home Loan Mortgage Corp., Series KIR3, Class A1, 3.038%, 8/25/2027	6,500,000	6,393,865
Federal Home Loan Mortgage Corp., Series 2017-K67, Class B, 3.944%, 8/25/2027 (b)(c)	2,300,000	2,235,770
Federal Home Loan Mortgage Corp., Series 2017-K69, Class B, 3.726%, 9/25/2027 (b)(c)	500,000	475,870
Federal Home Loan Mortgage Corp., Series KGL1, Class AFL, 2.450% (1 Month LIBOR USD + 0.360%), 10/25/2027 (a)	9,000,000	9,033,714
Federal Home Loan Mortgage Corp., Series K070, Class X1, 0.327%, 11/25/2027 (b)(f)	60,911,032	1,649,227
Federal Home Loan Mortgage Corp., Series 2017-K71, Class C, 3.753%, 11/25/2027 (b)(c)	2,600,000	2,381,319
Federal Home Loan Mortgage Corp., Series 2017-K71, Class B, 3.753%, 11/25/2027 (b)(c)	2,750,000	2,637,107

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Federal Home Loan Mortgage Corp., Series 2017-KF40, Class B, 4.790% (1 Month LIBOR USD + 2.700%), 11/25/2027 (a)(c)	$3,499,079	$3,542,838
Federal Home Loan Mortgage Corp., Series K072, Class A2, 3.444%, 12/25/2027	5,500,000	5,463,717
Federal Home Loan Mortgage Corp., Series 2018-SB48, Class A10F, 3.370%, 2/25/2028 (b)	4,465,816	4,397,663
Federal Home Loan Mortgage Corp., Series 2018-K74, Class C, 4.091%, 2/25/2028 (b)(c)	7,000,000	6,578,194
Federal Home Loan Mortgage Corp., Series 2018-K74, Class B, 4.091%, 2/25/2028 (b)(c)	6,500,000	6,336,168
Federal Home Loan Mortgage Corp., Series 2018-SB49, Class A10F, 3.150%, 3/25/2028 (b)	8,994,257	8,690,934
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 4.714% (1 Month LIBOR USD + 2.650%), 3/27/2028 (a)	1,163,489	1,185,501
Federal Home Loan Mortgage Corp., Series 2018-K76, Class C, 4.205%, 4/25/2028 (b)(c)	8,000,000	7,591,130
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.850%, 5/25/2028	20,000,000	20,545,260
Federal Home Loan Mortgage Corp., Series 2018-K77, Class C, 4.159%, 5/25/2028 (c)	8,750,000	8,236,860
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 4.864% (1 Month LIBOR USD + 2.800%), 5/25/2028 (a)	1,677,132	1,725,861
Federal Home Loan Mortgage Corp., Series KF48, Class A, 2.380% (1 Month LIBOR USD + 0.290%), 6/25/2028 (a)	8,750,000	8,768,328
Federal Home Loan Mortgage Corp., Series K078, Class A2, 3.854%, 6/25/2028	14,000,000	14,336,672
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 4.814% (1 Month LIBOR USD + 2.750%), 9/25/2028 (a)	2,504,661	2,561,058
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 4.264% (1 Month LIBOR USD + 2.200%), 10/25/2028 (a)	2,386,292	2,413,866
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M3, 5.914% (1 Month LIBOR USD + 3.850%), 3/26/2029 (a)	11,900,000	13,387,738
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M2, 5.614% (1 Month LIBOR USD + 3.550%), 8/27/2029 (a)	5,000,000	5,490,440
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M2, 5.514% (1 Month LIBOR USD + 3.450%), 10/25/2029 (a)	2,655,000	2,923,354
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M2, 4.714% (1 Month LIBOR USD + 2.650%), 12/26/2029 (a)	5,369,565	5,625,226
Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 4.414% (1 Month LIBOR USD + 2.350%), 4/25/2030 (a)	7,039,135	7,243,903
Federal Home Loan Mortgage Corp., Series 2018-SB48, Class A5H, 3.130% (1 Month LIBOR USD + 3.130%), 1/25/2038 (a)	4,491,293	4,481,363
Federal Home Loan Mortgage Corp., Series 4658, Class CE, 3.000%, 7/15/2040	1,540,644	1,533,947
Federal Home Loan Mortgage Corp., Series Q004, Class A4H, 2.789%, 8/25/2046 (b)	6,441,984	6,353,840
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.870%, 5/25/2047 (b)(c)	7,671,459	7,704,101
Federal Home Loan Mortgage Corp., Series 2017-K724, Class B, 3.487%, 12/25/2049 (b)(c)	1,500,000	1,448,640
Federal Home Loan Mortgage Corp., Series 2017-K61, Class B, 3.683%, 12/25/2049 (b)(c)	6,250,000	5,968,606
Federal Home Loan Mortgage Corp., Series 2017-K62, Class B, 3.875%, 1/25/2050 (b)(c)	7,940,000	7,778,762
Federal Home Loan Mortgage Corp., Series 2017-K65, Class B, 4.073%, 7/25/2050 (b)(c)	6,000,000	5,901,248
Federal National Mortgage Association, Series 2016-M6, Class ASQ2, 1.785%, 6/25/2019	1,902,743	1,897,545
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 7.064% (1 Month LIBOR USD + 5.000%), 11/25/2024 (a)	3,503,867	3,955,792
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 7.064% (1 Month LIBOR USD + 5.000%), 7/25/2025 (a)	3,080,573	3,497,738
Federal National Mortgage Association, Pool AN4145, 3.000%, 1/1/2027	12,700,359	12,365,578
Federal National Mortgage Association, Pool AN7878, 3.060%, 12/1/2027	9,500,000	9,148,491
Federal National Mortgage Association, Series 2018-M1, Class A1, 2.986%, 12/25/2027 (b)	6,878,304	6,804,122
Federal National Mortgage Association, Series 2018-M1, Class A2, 2.986%, 12/25/2027 (b)	22,000,000	21,072,414

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Federal National Mortgage Association, Pool AN8565, 3.180%, 3/1/2028	$11,937,614	$11,653,009
Federal National Mortgage Association, Series 2013-24, Class LC, 1.500%, 3/25/2028	7,545,247	7,175,206
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 7.614% (1 Month LIBOR USD + 5.550%), 4/25/2028 (a)	3,342,984	3,805,757
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028	11,500,000	11,310,561
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.498%, 7/25/2028	7,000,000	6,912,178
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 3.514% (1 Month LIBOR USD + 1.450%), 1/25/2029 (a)	2,564,193	2,590,273
Federal National Mortgage Association, Series 2016-C04, Class 1M2, 6.314% (1 Month LIBOR USD + 4.250%), 1/25/2029 (a)	5,000,000	5,664,870
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 6.514% (1 Month LIBOR USD + 4.450%), 1/25/2029 (a)	5,000,000	5,600,740
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 3.364% (1 Month LIBOR USD + 1.300%), 4/25/2029 (a)	5,083,934	5,131,621
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 3.214% (1 Month LIBOR USD + 1.150%), 9/25/2029 (a)	1,598,868	1,608,235
Federal National Mortgage Association, Pool BM4162, 3.202%, 10/1/2029	10,590,737	10,133,122
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 5.064% (1 Month LIBOR USD + 3.000%), 10/25/2029 (a)	5,000,000	5,374,230
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 2.914% (1 Month LIBOR USD + 0.850%), 11/26/2029 (a)	2,703,596	2,713,313
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 4.914% (1 Month LIBOR USD + 2.850%), 11/26/2029 (a)	5,000,000	5,260,630
Federal National Mortgage Association, Series 2017-C05, Class 1M2, 4.264% (1 Month LIBOR USD + 2.200%), 1/25/2030 (a)	3,000,000	3,078,753
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 4.564% (1 Month LIBOR USD + 2.500%), 5/28/2030 (a)	6,750,000	6,925,304
Federal National Mortgage Association, Series 2018-C01, Class 1M2, 4.314% (1 Month LIBOR USD + 2.250%), 7/25/2030 (a)	3,212,500	3,271,388
Federal National Mortgage Association, Series 2018-C02, Class 2M2, 4.264% (1 Month LIBOR USD + 2.200%), 8/26/2030 (a)	9,829,471	9,894,945
Federal National Mortgage Association, Series 2018-C02, Class 2B1, 6.064% (1 Month LIBOR USD + 4.000%), 8/26/2030 (a)	8,500,000	8,495,988
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 4.614% (1 Month LIBOR USD + 2.550%), 12/26/2030 (a)	1,500,000	1,520,423
Federal National Mortgage Association, Series 2018-C05, Class 1M2, 4.432% (1 Month LIBOR USD + 2.350%), 1/25/2031 (a)(j)	1,760,735	1,773,606
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (f)	7,899,661	967,242
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (f)	4,664,066	524,124

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost – $496,794,982)		497,921,627

Preferred Stocks – 0.19%	Shares
Financial – 0.05%
Morgan Stanley	130,497	3,051,020
Wells Fargo & Co.	23,990	596,391

		3,647,411

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Shares	Value
Real Estate – 0.14%
Sotherly Hotels LP, 7.250%, 2/15/2021	120,000	$3,317,400
Sutherland Asset Management Corp., 6.500%, 4/30/2021	228,000	5,859,600
TriState Capital Holdings, Inc.	40,000	1,049,600

		10,226,600

TOTAL PREFERRED STOCKS (Cost – $13,181,416)		13,874,011

Whole Loans – U.S. Government Agency Issues – 0.31%	Principal Amount
Federal Home Loan Mortgage Corp., 5.375%, 06/12/2048 (Acquired 7/30/2018, Cost $648,991) (i)	$646,750	648,993
Federal Home Loan Mortgage Corp., 4.625%, 06/20/2048 (Acquired 7/30/2018, Cost $477,382) (i)	476,000	477,383
Federal Home Loan Mortgage Corp., 4.625%, 06/25/2048 (Acquired 7/30/2018, Cost $541,568) (i)	540,000	541,569
Federal Home Loan Mortgage Corp., 4.625%, 06/29/2048 (Acquired 7/30/2018, Cost $681,650) (i)	679,000	681,652
Federal Home Loan Mortgage Corp., 4.990%, 06/13/2048 (Acquired 7/30/2018, Cost $478,959) (i)	470,500	478,960
Federal National Mortgage Association, 4.875%, 06/18/2048 (Acquired 7/30/2018, Cost $543,378) (i)	540,525	543,380
Federal National Mortgage Association, 5.375%, 06/02/2048 (Acquired 7/30/2018, Cost $615,073) (i)	607,500	615,075
Federal National Mortgage Association, 5.375%, 06/01/2048 (Acquired 7/30/2018, Cost $686,083) (i)	679,650	686,086
Federal National Mortgage Association, 4.990%, 06/08/2048 (Acquired 7/30/2018, Cost $655,558) (i)	647,000	655,561
Federal National Mortgage Association, 4.625%, 06/11/2048 (Acquired 7/30/2018, Cost $682,303) (i)	679,650	682,305
Federal National Mortgage Association, 4.750%, 06/28/2048 (Acquired 7/30/2018, Cost $686,126) (i)	679,650	686,128
Federal National Mortgage Association, 5.250%, 06/01/2048 (Acquired 7/30/2018, Cost $488,413) (i)	486,000	488,415
Federal National Mortgage Association, 4.875%, 06/18/2048 (Acquired 7/30/2018, Cost $469,571) (i)	465,600	469,572
Federal National Mortgage Association, 5.250%, 06/05/2048 (Acquired 7/30/2018, Cost $531,376) (i)	528,750	531,377
Federal National Mortgage Association, 4.625%, 06/26/2048 (Acquired 7/30/2018, Cost $526,045) (i)	524,000	526,047
Federal National Mortgage Association, 5.250%, 06/15/2048 (Acquired 7/30/2018, Cost $664,923) (i)	672,000	664,923
Federal National Mortgage Association, 5.250%, 05/25/2048 (Acquired 7/30/2018, Cost $571,994) (i)	566,350	571,996
Federal National Mortgage Association, 5.125%, 06/14/2048 (Acquired 7/30/2018, Cost $582,502) (i)	581,250	582,503
Federal National Mortgage Association, 5.250%, 06/01/2048 (Acquired 7/30/2018, Cost $592,000) (i)	585,000	592,002
Federal National Mortgage Association, 5.000%, 06/02/2048 (Acquired 7/30/2018, Cost $593,499) (i)	585,000	593,501
Federal National Mortgage Association, 4.625%, 06/18/2048 (Acquired 7/30/2018, Cost $518,911) (i)	520,000	518,911

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Whole Loans – U.S. Government Agency Issues – (continued)
Federal National Mortgage Association, 5.125%, 05/24/2048 (Acquired 7/30/2018, Cost $533,640) (i)	$524,384	$533,642
Federal National Mortgage Association, 4.875%, 06/27/2048 (Acquired 7/30/2018, Cost $691,189) (i)	679,650	684,089
Federal National Mortgage Association, 4.990%, 06/16/2048 (Acquired 7/30/2018, Cost $615,202) (i)	607,920	615,204
Federal National Mortgage Association, 4.750%, 06/14/2048 (Acquired 7/30/2018, Cost $668,853) (i)	667,000	668,855
Federal National Mortgage Association, 4.990%, 05/31/2048 (Acquired 7/30/2018, Cost $509,968) (i)	511,384	509,968
Federal National Mortgage Association, 4.500%, 05/29/2048 (Acquired 7/30/2018, Cost $523,080) (i)	524,309	523,080
Federal National Mortgage Association, 4.625%, 06/25/2048 (Acquired 7/30/2018, Cost $613,587) (i)	618,750	613,587
Federal National Mortgage Association, 4.750%, 06/25/2048 (Acquired 7/30/2018, Cost $628,028) (i)	625,820	628,030
Federal National Mortgage Association, 4.875%, 06/05/2048 (Acquired 7/30/2018, Cost $689,473) (i)	679,600	689,476
Federal National Mortgage Association, 4.750%, 05/25/2048 (Acquired 7/30/2018, Cost $726,954) (i)	720,093	726,956
Federal National Mortgage Association, 5.250%, 06/07/2048 (Acquired 7/30/2018, Cost $662,986) (i)	654,500	662,988
Federal National Mortgage Association, 4.990%, 06/05/2048 (Acquired 7/30/2018, Cost $538,222) (i)	530,018	538,223
Federal National Mortgage Association, 5.375%, 05/25/2048 (Acquired 7/30/2018, Cost $652,009) (i)	649,272	652,011
Federal National Mortgage Association, 4.990%, 06/27/2048 (Acquired 7/30/2018, Cost $684,087) (i)	679,650	691,191
Federal National Mortgage Association, 4.990%, 05/19/2048 (Acquired 7/30/2018, Cost $614,542) (i)	607,268	614,544
Federal National Mortgage Association, 4.500%, 05/25/2048 (Acquired 7/30/2018, Cost $647,987) (i)	651,141	647,987

TOTAL WHOLE LOANS – U.S. GOVERNMENT AGENCY ISSUES (Cost – $22,236,112)		22,236,170

Short-Term Investments – 1.41%	Shares
Money Market Funds – 1.41%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.800% (p)	101,114,909	101,114,909

TOTAL SHORT-TERM INVESTMENTS (Cost – $101,114,909)		101,114,909

TOTAL INVESTMENTS – 104.53% (Cost – $7,564,198,794)		7,513,023,521

Liabilities in Excess of Other Assets – (4.53%)		(325,735,597)

NET ASSETS – 100.00%		$7,187,287,924

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of July 31, 2018.
(b)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2018.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

(c)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2018, the value of these securities amounted to $2,665,936,679 or 37.09% of net assets.

(d)	Principal Only Security.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2018.
(f)	Interest Only Security.
(g)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of July 31, 2018.
(h)	See Note 5 to the Financial Statements.
(i)	Illiquid security. At July 31, 2018, the value of these securities amounted to $156,785,203 or 2.18% of net assets.
(j)	Security issued on a when-issued basis. On July 31, 2018, the total value of investments purchased on a when-issued basis was $52,835,492 or 0.74% of net assets.
(k)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2018, the value of securities pledged amounted to $530,981,923.
(l)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(m)	As of July 31, 2018, the Fund has fair valued these securities. The value of these securities amounted to $46,185,190 or 0.64% of net assets. Value determined using significant unobservable inputs.
(n)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2018, the value of securities pledged amounted to $11,358,025.
(o)	Non-income producing security. Item identified as in default as to the payment of interest.
(p)	Rate disclosed is the seven day yield as of July 31, 2018.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Long (Short) Contracts	Notional Value	Unrealized Appreciation (Depreciation)
90 Day Euro$ Future	September 2018	(3,035)	$(303,500,000)	$(308,091)
Long Futures Contracts
3 Year ERIS Aged Standard Swap Future	June 2020	227	23,484,262	407,729
5 Year ERIS Aged Standard Swap Future	September 2020	846	82,989,301	1,643,184
3 Year ERIS Aged Standard Swap Future	December 2020	173	17,542,581	343,679
5 Year ERIS Aged Standard Swap Future	December 2020	661	66,084,136	3,152,099
3 Year ERIS Aged Standard Swap Future	March 2021	468	48,285,900	609,902
4 Year ERIS Aged Standard Swap Future	March 2021	27	2,799,587	91,282
5 Year ERIS Aged Standard Swap Future	March 2021	52	5,230,410	102,960
4 Year ERIS Aged Standard Swap Future	June 2021	33	3,469,798	69,825
5 Year ERIS Aged Standard Swap Future	June 2021	115	11,633,446	579,485
4 Year ERIS Aged Standard Swap Future	September 2021	490	50,320,452	217,266
5 Year ERIS Aged Standard Swap Future	December 2021	6	628,174	20,155
4 Year ERIS Aged Standard Swap Future	March 2022	188	19,442,828	275,802
4 Year ERIS Aged Standard Swap Future	June 2022	1,450	151,562,555	539,754
5 Year ERIS Aged Standard Swap Future	September 2022	117	12,125,026	245,682
5 Year ERIS Aged Standard Swap Future	December 2022	36	3,702,920	158,094
7 Year ERIS Aged Standard Swap Future	December 2022	83	8,318,916	280,537
5 Year ERIS Aged Standard Swap Future	March 2023	64	6,677,901	69,421
5 Year ERIS Aged Standard Swap Future	June 2023	1,076	112,448,133	293,963
7 Year ERIS Aged Standard Swap Future	June 2024	41	4,438,562	(541)
7 Year ERIS Aged Standard Swap Future	September 2024	48	4,984,814	1,709

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

Short Futures Contracts	Expiration Month	Number of Long (Short) Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
10 Year ERIS Aged Standard Swap Future	December 2024	561	$52,014,798	$8,106
7 Year ERIS Aged Standard Swap Future	March 2025	84	8,917,507	67,187
10 Year ERIS Aged Standard Swap Future	March 2025	60	5,605,758	302,208
7 Year ERIS Aged Standard Swap Future	June 2025	43	4,572,225	(327)
10 Year ERIS Aged Standard Swap Future	June 2025	12	1,157,162	54,612
10 Year ERIS Aged Standard Swap Future	September 2025	393	38,162,304	1,206,505
10 Year ERIS Aged Standard Swap Future	December 2025	61	6,103,416	199,608
10 Year ERIS Aged Standard Swap Future	June 2026	212	21,942,318	78,011
10 Year ERIS Aged Standard Swap Future	September 2026	26	2,707,848	26,465
10 Year ERIS Aged Standard Swap Future	December 2026	65	7,092,501	255,506
10 Year ERIS Aged Standard Swap Future	March 2027	598	65,487,877	2,346,272
10 Year ERIS Aged Standard Swap Future	June 2027	89	9,985,871	(7,752)
10 Year ERIS Aged Standard Swap Future	September 2027	175	18,167,783	57,705
10 Year ERIS Aged Standard Swap Future	December 2027	458	47,739,859	300,321
10 Year ERIS Aged Standard Swap Future	March 2028	658	70,250,317	168,359
10 Year ERIS Aged Standard Swap Future	June 2028	318	34,009,496	264,050

Total				$14,428,823

Long/Short Total				$14,120,732

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	4.020%	7/30/2018	8/30/2018	$5,341,426	$5,323,000

					$5,323,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations – 8.60%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)(f)	$3,725,000	$3,805,911
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)(f)	6,666,000	6,599,340

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost – $10,391,000)		10,405,251

Collateralized Loan Obligations – 3.34%
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 9.583% (3 Month LIBOR USD + 7.250%), 7/18/2028 (a)(d)	2,000,000	2,032,398
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.583% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(d)	2,000,000	2,004,726

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $4,093,328)		4,037,124

Corporate Obligations – 82.48%
Financial – 82.48%
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (d)	1,000,000	1,005,000
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	3,035,000	3,118,462
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	2,000,000	2,032,728
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(d)	2,605,000	2,653,844
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,031,735
BankUnited, Inc., 4.875%, 11/17/2025	1,719,000	1,743,961
BNC Bancorp, 5.500% (3 Month LIBOR USD + 3.590%), 10/1/2024 (d)	1,200,000	1,213,543
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	2,000,000	1,987,111
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(d)	1,650,000	1,695,375
Capital One Financial Corp., 3.200%, 1/30/2023	1,000,000	972,500
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (d)	2,600,000	2,658,500
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	1,950,000	1,952,327
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	656,172
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (d)	2,000,000	2,000,000
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,040,476
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	3,000,000	2,985,000
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(d)	2,250,000	2,247,187
Franklin Financial Network, Inc., 6.875% (3 Month LIBOR USD + 5.636%), 3/30/2026 (d)	1,350,000	1,388,812
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (a)(d)	2,000,000	2,065,000
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (d)	1,000,000	956,131
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (d)	1,844,000	1,867,050
Heritage Commerce Corp., 5.250% (3 Month LIBOR USD + 3.365%), 6/1/2027 (d)	2,000,000	2,024,728
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (d)	2,600,000	2,664,408
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,750,000	1,761,553
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,550,000
KeyCorp., 2.900%, 9/15/2020	1,000,000	991,935
Kingstone Cos, Inc., 5.500%, 12/30/2022	1,750,000	1,761,655
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (d)	2,145,000	2,171,813
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,035,000
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	2,000,000	2,040,000
MB Financial Bank NA, 4.000% (3 Month LIBOR USD + 1.873%), 12/1/2027 (d)	2,800,000	2,763,446
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,200,000	1,221,934
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,000,000
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	202,750
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	2,000,000	2,027,500

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	$2,250,000	$2,237,561
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (d)	1,862,000	1,903,895
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (d)	2,800,000	2,863,000
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	2,000,000	2,057,500
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (d)	1,000,000	1,013,750
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(d)	2,800,000	2,828,000
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (d)	1,000,000	1,002,142
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(d)	2,750,000	2,789,672
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (d)	3,000,000	3,105,000
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	1,073,408
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (d)	1,490,000	1,575,851
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (d)	2,500,000	2,490,089
Trinitas Capital Management LLC, 7.750%, 6/15/2023	1,250,000	1,237,500
United Insurance Holdings Corp., 6.250%, 12/15/2027	3,000,000	3,071,475
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(d)	2,000,000	2,042,500
Wells Fargo & Co., 2.625%, 7/22/2022	2,000,000	1,931,921
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	2,000,000	2,005,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (d)	2,000,000	2,035,000

TOTAL CORPORATE OBLIGATIONS – (Cost – $99,266,762)		99,750,900

Short-Term Investments – 4.45%	Shares
Money Market Funds – 4.45%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.800% (e)	5,375,363	5,375,363

TOTAL SHORT-TERM INVESTMENTS (Cost – $5,375,363)		5,375,363

TOTAL INVESTMENTS – 98.87% (Cost – $119,126,453)		119,568,638

Other Assets in Excess of Liabilities – 1.13%		1,361,545

NET ASSETS – 100.00%		$120,930,183

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2018, the value of these securities amounted to $45,082,998 or 37.28% of net assets.

(b)	Illiquid Security. At July 31, 2018, the value of these securities amounted to $6,599,340 or 5.46% of net assets.
(c)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2018.
(d)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of July 31, 2018.
(e)	Rate disclosed is the seven day yield as of July 31, 2018.
(f)	See Note 5 to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – 9.98%
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.348% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	$500,000	$501,827
Garrison Funding Ltd., Series 2016-1A, Class D, 8.998% (3 Month LIBOR USD + 6.650%), 10/20/2028 (a)(b)	500,000	501,445
LCM XXI LP, Series 21A, Class ER, 8.098% (3 Month LIBOR USD + 5.750%), 4/20/2028 (a)(b)	500,000	499,972
MidOcean Credit CLO VI, Series 2016-6A, Class E, 9.688% (3 Month LIBOR USD + 7.340%), 1/20/2029 (a)(b)	500,000	507,938
MMCF CLO LLC, Series 2017-1A, Class D, 8.719% (3 Month LIBOR USD + 6.380%), 1/15/2028 (Acquired 2/16/2018, Cost $495,000) (a)(b)(c)	500,000	495,645
SCOF-2 Ltd., Series 2015-2A, Class ER, 0.000% (3 Month LIBOR USD + 5.710%), 7/15/2028 (a)(b)(d)	1,000,000	985,000
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 10.963% (3 Month LIBOR USD + 8.630%), 4/18/2028 (a)(b)	500,000	500,177
Venture XXIII Ltd., Series 2016-23A, Class ER, 8.292% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(b)	1,000,000	1,000,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $4,971,674)		4,992,004

Corporate Obligations – 85.23%
Basic Materials – 15.58%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(e)	500,000	542,500
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	100,000	104,250
Blue Cube Spinco LLC, 9.750%, 10/15/2023	250,000	284,375
Cascades, Inc., 5.750%, 7/15/2023 (Acquired 5/12/2015, Cost $127,360) (b)(c)(e)	128,000	127,360
Cleveland-Cliffs, Inc., 5.750%, 3/1/2025	205,000	199,619
Coeur Mining, Inc., 5.875%, 6/1/2024	1,000,000	963,750
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)(e)	240,000	245,100
Consolidated Energy Finance SA 6.500%, 5/15/2026 (b)(e)	750,000	741,563
Cornerstone Chemical Co., 6.750%, 8/15/2024 (b)	175,000	171,719
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,067,500
FMG Resources Ltd., 5.125%, 5/15/2024 (b)(e)	250,000	240,312
Hexion, Inc., 6.625%, 4/15/2020	150,000	141,750
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	256,250
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(e)	1,000,000	1,022,500
Mercer International, Inc., 5.500%, 1/15/2026 (b)	250,000	244,375
Teck Resources Ltd., 8.500%, 6/1/2024 (b)(e)	250,000	275,937
United States Steel Corp., 6.250%, 3/15/2026	250,000	250,625
Venator Finance Sarl / Venator Materials Corp., 5.750%, 7/15/2025 (b)	500,000	465,000
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	444,244

		7,788,729

Communications – 5.39%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	481,250
Cable One, Inc., 5.750%, 6/15/2022 (b)	150,000	152,625
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	223,750
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	517,500
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	482,500
Frontier Communications Corp., 11.000%, 9/15/2025	250,000	203,985

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Communications – (continued)
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/2023 (b)	$250,000	$243,125
T-Mobile USA, Inc., 4.750%, 2/1/2028	250,000	232,112
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/2023 (b)	270,000	157,950

		2,694,797

Consumer, Cyclical – 14.39%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	1,000,000	976,250
Aramark Services, Inc., 5.000%, 2/1/2028 (b)	100,000	96,720
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,057,500
Boyd Gaming Corp., 6.000%, 8/15/2026 (b)	500,000	505,000
Century Communities, Inc., 6.875%, 5/15/2022	1,000,000	1,021,803
Century Communities, Inc., 5.875%, 7/15/2025	500,000	472,500
Deck Chassis Acquisition, Inc., 10.000%, 6/15/2023 (b)	250,000	266,250
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023 (f)	525,000	456,750
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(e)	250,000	265,625
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/2024	355,000	361,656
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	239,375
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	997,500
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	475,000

		7,191,929

Consumer, Non-cyclical – 7.69%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (b)	200,000	206,760
Carriage Services, Inc., 6.625%, 6/1/2026 (b)	250,000	257,187
Cenveo Corp., 6.000%, 8/1/2019 (b)(g)	500,000	192,500
Cimpress NV, 7.000%, 6/15/2026 (b)(e)	500,000	516,250
Dean Foods Co., 6.500%, 3/15/2023 (b)	500,000	490,000
Encompass Health Corp., 5.750%, 9/15/2025	250,000	252,500
Hologic, Inc., 4.375%, 10/15/2025 (b)	100,000	96,971
JBS USA LUX SA / JBS USA Finance, Inc., 7.250%, 6/1/2021 (b)	95,000	96,069
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	235,315
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	240,000
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(e)	500,000	467,500
Select Medical Corp., 6.375%, 6/1/2021	100,000	101,375
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024 (e)	200,000	207,167
Vector Group Ltd., 6.125%, 2/1/2025 (b)	500,000	485,000

		3,844,594

Energy – 14.94%
Antero Resources Corp., 5.625%, 6/1/2023	500,000	512,500
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	895,500
Cheniere Energy Partners LP, 5.250%, 10/1/2025	1,000,000	1,000,000
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	1,000,000	1,041,250
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	250,625
Parker Drilling Co., 7.500%, 8/1/2020	300,000	270,750
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023 (f)	1,000,000	1,045,000
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	255,000
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	1,535,625
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026 (b)	250,000	258,125
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	390,000	404,138

		7,468,513

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Financial – 8.90%
Avison Young Canada, Inc., 9.500%, 12/15/2021 (b)(e)	$250,000	$265,000
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	121,325
Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/2025 (b)	100,000	97,375
goeasy Ltd., 7.875%, 11/1/2022 (b)(e)	250,000	263,153
Hunt Cos, Inc., 6.250%, 2/15/2026 (b)	500,000	465,000
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (b)	1,000,000	1,022,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (b)	500,000	512,500
Lions Gate Capital Holdings LLC, 5.875%, 11/1/2024 (b)	300,000	308,250
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	485,000
Starwood Property Trust, Inc., 3.625%, 2/1/2021 (b)	250,000	244,700
Wand Merger Corp., 8.125%, 7/15/2023 (b)	400,000	417,040
WeWork Cos, Inc., 7.875%, 5/1/2025 (b)	250,000	244,375

		4,446,218

Industrial – 13.03%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	238,750
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(e)	353,000	361,825
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 3/15/2024 (b)	750,000	794,062
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	132,637
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	503,780
Bombardier, Inc., 6.125%, 1/15/2023 (b)(e)	500,000	510,625
Bombardier, Inc., 7.500%, 12/1/2024 (b)(e)	1,000,000	1,066,250
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	375,000	405,937
Covanta Holding Corp., 5.875%, 7/1/2025	500,000	490,000
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	250,000	244,375
Griffon Corp., 5.250%, 3/1/2022	300,000	292,500
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (b)	500,000	521,250
Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	100,000	80,000
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	250,000	258,438
MAI Holdings, Inc., 9.500%, 6/1/2023 (b)	250,000	259,375
New Enterprise Stone & Lime Co., Inc., 6.250%, 3/15/2026 (b)	100,000	101,594
US Concrete, Inc., 6.375%, 6/1/2024	250,000	250,313

		6,511,711

Technology – 2.73%
CDK Global, Inc., 5.875%, 6/15/2026	250,000	256,875
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	248,671
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	242,813
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	618,255

		1,366,614

Utilities – 2.58%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	243,125
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)(e)	500,000	500,000
Vistra Energy Corp., 8.000%, 1/15/2025 (b)	500,000	545,625

		1,288,750

TOTAL CORPORATE OBLIGATIONS – (Cost – $42,824,801)		42,601,855

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Shares	Value
Short-Term Investments – 4.72%
Money Market Funds – 4.72%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.800% (h)	2,356,867	$2,356,867

TOTAL SHORT-TERM INVESTMENTS (Cost – $2,356,867)		2,356,867

TOTAL INVESTMENTS – 99.93% (Cost – $50,153,342)		49,950,726

Other Assets in Excess of Liabilities – 0.07%		35,612

NET ASSETS – 100.00%		$49,986,338

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of July 31, 2018.
(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2018, the value of these securities amounted to $32,244,833 or 64.51% of net assets.

(c)	Illiquid security. At April 30, 2018, the value of these securities amounted to $623,005 or 1.25% of net assets.
(d)	Security issued on a when-issued basis. On July 31, 2018, the total value of investments purchased on a when-issued basis was $985,000 or 1.97% of net assets.
(e)	U.S. dollar denominated foreign security.
(f)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2018.
(g)	Non-income producing security. Item identified as in default as to the payment of interest.
(h)	Rate disclosed is the seven day yield as of July 31, 2018.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 51.65%
ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020 (a)	$842,595	$844,782
American Credit Acceptance Receivables Trust, Series 2018-1, Class B, 3.160%, 11/10/2021 (a)	790,000	788,394
CARDS II Trust, Series 2018-1A, Class A, 2.424% (1 Month LIBOR USD + 0.350%), 4/17/2023 (a)(b)	3,000,000	2,999,290
CPS Auto Receivables Trust, Series 2014-D, Class D, 5.330%, 11/16/2020 (a)	1,000,000	1,021,543
Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C, 3.760%, 2/15/2024 (a)	1,390,000	1,397,126
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.550%, 2/17/2026 (a)	1,644,000	1,631,164
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.220%, 4/15/2022	2,000,000	2,001,314
DT Auto Owner Trust, Series 2018-1A, Class A, 2.590%, 5/17/2021 (a)	1,801,085	1,803,719
DT Auto Owner Trust, Series 2018-2A, Class B, 3.430%, 5/16/2022 (a)	2,000,000	1,999,722
DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022 (a)	500,000	505,946
DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022 (a)	1,500,000	1,521,738
Evergreen Credit Card Trust, Series 2018-2, Class A, 2.427% (1 Month LIBOR USD + 0.350%), 7/15/2022 (a)(b)	500,000	499,542
First Investors Auto Owner Trust, Series 2018-1A, Class A1, 2.840%, 5/16/2022 (a)	1,687,356	1,689,070
Flagship Credit Auto Trust, Series 2015-3, Class B, 3.680%, 3/15/2022 (a)	1,100,000	1,109,394
GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.250%, 4/18/2022 (a)	960,182	956,394
GSAMP Trust, Series 2006-HE5, Class A2C, 2.214% (1 Month LIBOR USD + 0.150%), 8/25/2036 (b)	990,216	962,824
MFA LLC, Series 2018-NPL2, Class A1, 4.164%, 7/27/2048 (a)(c)	1,000,000	1,002,500
Pretium Mortgage Credit Partners I LLC, Series 2018-NPL3, Class A1, 4.125%, 8/29/2033 (a)(c)	1,000,000	1,002,340
RAAC Series Trust, Series 2005-SP3, Class M1, 2.594% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	400,202	401,262
RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023 (a)(c)	992,876	993,132
SCF Equipment Leasing LLC, Series 2018-1A, Class A1, 2.810%, 4/20/2021 (a)	1,073,314	1,075,426
Skopos Auto Receivables Trust, Series 2015-2A, Class D, 4.000%, 12/16/2024 (a)	1,000,000	980,910
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.750%, 2/20/2020 (a)	655,000	652,969
Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022 (a)	2,445,000	2,443,127
United Auto Credit Securitization Trust, Series 2018-2, Class B, 0.000%, 8/10/2022 (a)	1,000,000	999,885
United Auto Credit Securitization Trust, Series 2018-2, Class C, 0.000%, 5/10/2023 (a)	1,000,000	999,981
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2B, 2.285% (1 Month LIBOR USD + 0.180%), 7/20/2021 (b)	500,000	497,931
VOLT LXVI, Series 2018-NPL2, Class A1, 4.336%, 5/26/2048 (a)(c)	1,779,950	1,781,616
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.800%, 7/15/2020 (a)	234,294	233,934
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2B, 2.402% (1 Month LIBOR USD + 0.330%), 9/15/2021 (a)(b)	3,000,000	3,006,717
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (a)	500,000	501,482

TOTAL ASSET-BACKED SECURITIES – (Cost – $38,255,948)		38,305,174

Collateralized Loan Obligations – 10.61%
CFIP CLO Ltd., Series 2018-1A, Class X, 0.000% (3 Month LIBOR USD + 0.750%), 7/18/2031 (a)(b)	1,750,000	1,750,000
Greenbriar CLO Ltd., Series 2007-1A, Class C, 4.108% (3 Month LIBOR USD + 1.750%), 11/1/2021 (a)(b)	784,645	784,684
Hillmark Funding Ltd., Series 2006-1A, Class C, 4.031% (3 Month LIBOR USD + 1.700%), 5/21/2021 (a)(b)	214,822	214,258
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3.453% (3 Month LIBOR USD + 1.120%), 1/18/2027 (a)(b)	1,000,000	999,989

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 3.139% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(b)	$1,000,000	$999,152
Peaks CLO 1 Ltd., Series 2014-1A, Class X, 3.274% (3 Month LIBOR USD + 0.900%), 7/25/2030 (a)(b)	1,500,000	1,500,000
TICP CLO VI Ltd., Series 2016-5A, Class X, 3.036% (3 Month LIBOR USD + 0.700%), 7/17/2031 (a)(b)	1,620,000	1,620,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $7,871,147)		7,868,083

Collateralized Mortgage Obligations – 19.87%
A10 Term Asset Financing LLC, Series 2016-1, Class A2, 3.350%, 3/15/2035 (a)	604,689	601,086
Arroyo Mortgage Trust, Series 2018-1, Class A2, 4.016%, 4/25/2048 (a)	1,917,457	1,925,825
BHMS Mortgage Trust, Series 2018-ATLS, Class A, 3.322% (1 Month LIBOR USD + 1.250%), 7/16/2035 (a)(b)	378,000	378,472
COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.470%, 7/27/2048 (a)	1,210,134	1,212,742
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (a)(d)	136,065	135,061
GPMT Ltd., Series 2018-FL1, Class A, 2.986% (1 Month LIBOR USD + 0.900%), 11/21/2035 (a)(b)	1,100,000	1,099,623
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 2.974% (1 Month LIBOR USD + 0.900%), 7/15/2031 (a)(b)	500,000	500,619
GS Mortgage Securities Trust, Series 2013-GC16, Class A2, 3.033%, 11/13/2046	993,096	994,186
Homeward Opportunities Fund I Trust, Series 2018-1, Class A3, 0.000%, 6/25/2048 (a)	500,000	499,997
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 12A3, 2.254% (1 Month LIBOR USD + 0.190%), 6/25/2037 (b)	1,228,113	1,219,887
OBX Trust, Series 2018-EXP1, Class 2A1, 0.000%, 4/25/2048 (a)(d)	1,000,000	1,000,000
Pepper Residential Securities Trust, Series 21A, Class A1U, 2.957% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	500,000	501,210
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)	884,718	886,093
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class C, 4.010% (1 Month LIBOR USD + 2.000%), 1/15/2035 (a)(b)	250,000	252,340
STACR Trust, Series 2018-HRP1, Class M2, 3.714% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(b)	1,000,000	1,008,447
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.434% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	393,011	393,295
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)	1,881,429	1,879,969
Verus Securitization Trust, Series 2018-2, Class A3, 3.830%, 7/25/2058 (a)	250,000	250,611

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost – $14,724,163)		14,739,463

Corporate Obligations – 1.02%
Financial – 1.02%
Citibank NA, 2.100%, 6/12/2020	250,000	245,232
JPMorgan Chase & Co., 2.750%, 6/23/2020	250,000	248,269
Morgan Stanley, 5.500%, 7/24/2020	250,000	260,517

TOTAL CORPORATE OBLIGATIONS – (Cost – $756,174)		754,018

Mortgage Backed Securities – U.S. Government Agency Issues – 12.93%
Federal Home Loan Mortgage Corp., Series KLSF, Class A, 2.420% (1 Month LIBOR USD + 0.330%), 11/25/2021 (b)	1,986,367	1,989,956

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2018 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Federal Home Loan Mortgage Corp., Series KI01, Class A, 2.250% (1 Month LIBOR USD + 0.160%), 9/25/2022 (b)	$1,130,454	$1,131,694
Federal Home Loan Mortgage Corp., Series KS02, Class A, 2.470% (1 Month LIBOR USD + 0.380%), 8/25/2023 (b)	460,976	463,521
Federal Home Loan Mortgage Corp., Series KF23, Class A, 2.570% (1 Month LIBOR USD + 0.480%), 9/25/2023 (b)	1,750,228	1,757,337
Federal National Mortgage Association, Series 2014-M12, Class FA, 2.385% (1 Month LIBOR USD + 0.300%), 10/25/2021 (b)	1,820,814	1,825,858
Federal National Mortgage Association, Series 2017-M5, Class FA1, 2.755% (1 Month LIBOR USD + 0.670%), 4/25/2024 (b)	493,768	495,065
Federal National Mortgage Association, Series 2017-M11, Class FA, 2.555% (1 Month LIBOR USD + 0.470%), 9/1/2024 (b)	1,911,881	1,925,599

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost – $9,568,767)		9,589,030

Short-Term Investments – 6.66%	Shares
Money Market Funds – 6.66%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.800% (e)	4,939,913	4,939,913

TOTAL SHORT-TERM INVESTMENTS (Cost – $4,939,913)		4,939,913

TOTAL INVESTMENTS – 102.74% (Cost – $76,116,112)		76,195,681

Liabilities in Excess of Other Assets – (2.74%)		(2,035,544)

NET ASSETS – 100.00%		$74,160,137

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2018, the value of these securities amounted to $54,442,020 or 73.41% of net assets.

(b)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of July 31, 2018.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2018.
(d)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2018.
(e)	Rate disclosed is the seven day yield as of July 31, 2018.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Long Contracts	Notional Value	Unrealized Appreciation
2 Year ERIS Aged Standard Swap Future	December 2019	81	$8,186,670	$5,572
3 Year ERIS Aged Standard Swap Future	December 2020	38	3,853,284	1,053

Total				$6,625

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2018 (Unaudited)

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
Assets
Investments in unaffiliated securities, at value (cost $7,443,267,117, $119,126,453, $50,153,342, and $76,116,112 respectively)	$7,392,421,767	$119,568,638	$49,950,726	$76,195,681
Investments in affiliated securities, at value (cost $120,931,677, $0, $0, and $0 respectively)	120,601,754	–	–	–
Due from Adviser	–	–	–	7,017
Variation margin on futures contracts	–	–	–	561
Deposit at broker for futures	9,437,080	–	–	55,810
Deposit at brokers for reverse repurchase agreements	884,239	–	–	–
Receivable for fund shares sold	30,714,746	598,784	11,223	25,000
Receivable for investments sold	27,568,543	–	327,340	1,302,048
Dividends and interest receivable	23,518,165	1,269,382	783,687	112,630
Prepaid expenses	108,164	27,378	20,488	19,241

Total Assets	7,605,254,458	121,464,182	51,093,464	77,717,988

Liabilities
Payable for reverse repurchase agreements	5,323,000	–	–	–
Payable for credit agreements	250,000,000	–	–	–
Payable for fund shares redeemed	17,128,600	388,096	9,129	–
Payable for investments purchased	130,748,296	–	985,000	3,501,639
Payable for distributions to shareholders	7,147,094	41,156	62,896	1,085
Variation margin on futures contracts	145,197	–	–	–
Interest payable for credit and reverse repurchase agreements	854,835	–	–	–
Payable to Adviser	5,325,629	47,679	9,635	–
Payable to administrator, fund accountant, and transfer agent	336,297	17,699	12,255	20,285
Payable to custodian	54,089	1,415	512	785
Payable to Trustee	6,459	3,586	3,615	4,194
12b-1 fees accrued	609,817	8,930	1,515	210
Other accrued expenses	287,221	25,438	22,569	29,653

Total Liabilities	417,966,534	533,999	1,107,126	3,557,851

Net Assets	$7,187,287,924	$120,930,183	$49,986,338	$74,160,137

Net Assets consist of:
Paid-in capital	$7,603,111,446	$156,104,812	$51,143,003	$74,098,587
Accumulated net investment income (loss)	3,797,464	51,213	61,811	(7,024)
Accumulated net realized loss from investment transactions	(382,566,445)	(35,668,027)	(1,015,860)	(17,620)
Net unrealized appreciation (depreciation) on investments in unaffiliated securities	(50,845,350)	442,185	(202,616)	79,569
Net unrealized depreciation on investments in affiliated securities	(329,923)	–	–	–
Net unrealized appreciation on futures contracts	14,120,732	–	–	6,625

Net Assets	$7,187,287,924	$120,930,183	$49,986,338	$74,160,137

Class A:
Net Assets	$603,954,620	$8,668,677	$1,004,820	$455,980

Shares outstanding (unlimited number of shares authorized, no par value)	54,016,458	923,446	85,869	45,490

Net asset value (“NAV”) per share	$11.18	$9.39	$11.70	$10.02

Offering price per share (NAV/0.9775) (a)	$11.44	$9.60	$11.97	$–

Class C
Net Assets	$96,696,721	$1,392,510	$–	$–

Shares outstanding (unlimited number of shares authorized, no par value)	8,720,126	149,664	–	–

Net asset value (“NAV”) and offering price per share	$11.09	$9.30	$–	$–

Minimum redemption price per share (NAV*0.99) (b)	$10.98	$9.21	$–	$–

Institutional Class:
Net Assets	$6,486,636,583	$110,868,996	$48,981,518	$73,704,157

Shares outstanding (unlimited number of shares authorized, no par value)	581,067,451	11,830,201	4,204,440	7,356,749

Net asset value (“NAV”) and offering price per share	$11.16	$9.37	$11.65	$10.02

(a)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholder of the UltraShort Income Fund.
(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2018 (Unaudited)

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund	UltraShort Income Fund
Investment Income
Interest	$204,727,504	$3,359,709	$1,658,818	$544,689
Dividends from unaffiliated investments	297,081	–	–	–
Dividends from affiliate investments	1,743,775	–	–	–

Total Investment Income	206,768,360	3,359,709	1,658,818	544,689

Expenses
Investment Advisory (See Note 4)	29,657,145	529,871	136,371	85,823
12b-1 – Class A	709,912	10,579	1,314	212
12b-1 – Class C	454,858	6,975	–	–
Fund accounting	450,713	15,166	15,954	10,361
Administration	365,594	16,392	8,414	11,693
Transfer agent	255,488	21,725	13,416	12,684
Legal	221,139	9,054	3,745	4,133
Registration	195,178	25,482	19,423	17,646
Custodian	165,349	3,016	1,351	1,659
Printing	112,775	4,711	1,481	1,886
Trustee	92,398	18,994	18,257	10,482
Insurance	34,933	989	265	–
Audit	31,061	14,480	11,946	9,480
Compliance	10,672	10,683	10,683	5,249
Miscellaneous	45,540	2,448	890	797
Interest & Commissions	4,568,166	–	–	–

Total Expenses	37,370,921	690,565	243,510	172,105

Fees contractually recouped (waived) by Adviser (See Note 4)	1,118,919	–	(81,031)	(20,922)
Fees voluntarily waived by Adviser (See Note 4)	–	(262,212)	–	(95,498)

Net operating expenses	38,489,840	428,353	162,479	55,685

Net Investment Income	168,278,520	2,931,356	1,496,339	489,004

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments in unaffiliated securities	(44,634,540)	(139)	212,962	(17,620)
Net realized gain on futures contracts	12,007,259	–	–	–
Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	(16,978,509)	(1,119,004)	(1,585,794)	79,569
Net change in unrealized depreciation on investments in affiliated securities	(696,749)	–	–	–
Net change in unrealized appreciation (depreciation) on futures contracts	(113,902)	–	–	6,625

Net realized and unrealized gain (loss) on investments	(50,416,441)	(1,119,143)	(1,372,832)	68,574

Net increase in net assets resulting from operations	$117,862,079	$1,812,213	$123,507	$557,578

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Cash Flows

For the Period Ended July 31, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$117,862,079
Net adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net amortization and accretion of premium and discount	(16,561,579)
Net realized paydown gains on mortgage backed and other asset backed securities	(73,781,306)
Purchases of short-term investments, net	186,829,230
Purchases of investments	(3,433,305,138)
Proceeds from sales of long-term investments	2,514,772,304
Net change in unrealized depreciation on investments	17,675,258
Net change in unrealized depreciation on futures contracts	113,902
Net realized loss on investments	44,634,540
Net realized gain on futures contracts	(12,007,259)
Change in assets and liabiliites:
Increase in deposits at broker for futures	(2,316,082)
Increase in deposits at broker for reverse repurchase agreements	(2,389)
Decrease in receivable for investments sold	6,275,807
Increase in dividends and interest receivable	(4,127,274)
Decrease in other assets	15,041
Decrease in payable for investments purchased	(37,876,427)
Increase in interest payable for credit and reverse repurchase agreements	85,433
Change in variation margin paid on futures contracts	12,434,038
Increase in payable to Adviser	280,836
Decrease in payable to administrator, fund accountant and transfer agent	(2,025)
Decrease in payable to custodian	(914)
Increase in 12b-1 fees accrued	424,364
Decrease in other accrued expenses	(106,888)

Net cash used provided by operating activities	(678,684,449)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,809,408,887
Payment on shares redeemed	(1,087,132,458)
Distributions paid to shareholders	(35,610,980)
Purchases of reverse repurchase agreements	5,323,000
Proceeds from reverse repurchase agreements	(13,304,000)

Net cash provided by financing activities	678,684,449

Net change in cash	$–

CASH:
Beginning Balance	–

Ending Balance	$–

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$4,482,733
Non-cash financing activities - distributions reinvested	124,383,083
Non-cash financing activities - decrease in receivable for Fund shares sold	(63,249,923)
Non-cash financing activities - increase in payable for Fund shares redeemed	(4,108,971)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2018 (Unaudited)	For the Year Ended January 31, 2018
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$168,278,520	$277,988,334
Net realized gain (loss) on investment transactions and futures contracts	(32,627,281)	(48,014,751)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(17,789,160)	32,605,127

Net increase in net assets resulting from operations	117,862,079	262,578,710

Distributions
From net investment income, Class A	(13,156,677)	(24,673,972)
From net investment income, Class C	(1,837,756)	(2,929,709)
From net investment income, Institutional Class	(147,048,226)	(258,888,961)

Total Distributions	(162,042,659)	(286,492,642)

Capital Transactions – Class A
Proceeds from shares sold	180,940,442	268,295,121
Reinvestment of distributions	10,551,583	19,859,051
Amount paid for shares redeemed	(122,418,857)	(179,075,833)

Total Class A	69,073,168	109,078,339

Capital Transactions – Class C
Proceeds from shares sold	19,023,744	49,322,310
Reinvestment of distributions	1,568,986	2,539,842
Amount paid for shares redeemed	(10,143,349)	(12,057,134)

Total Class C	10,449,381	39,805,018

Capital Transactions – Institutional Class
Proceeds from shares sold	1,546,194,778	3,117,379,557
Reinvestment of distributions	112,262,514	200,477,206
Amount paid for shares redeemed	(958,679,223)	(1,507,261,120)

Total Institutional Class	699,778,069	1,810,595,643

Net increase in net assets resulting from capital transactions	779,300,618	1,959,479,000

Total Increase in Net Assets	735,120,038	1,935,565,068

Net Assets
Beginning of period	6,452,167,886	4,516,602,818

End of period	$7,187,287,924	$6,452,167,886

Accumulated undistributed net investment income (loss) included in net assets at end of period	$3,797,464	$(2,438,397)

Share Transactions – Class A
Shares sold	16,134,708	23,750,422
Shares issued in reinvestment of distributions	940,713	1,757,226
Shares redeemed	(10,905,572)	(15,851,267)

Total Class A	6,169,849	9,656,381

Share Transactions – Class C
Shares sold	1,709,182	4,396,656
Shares issued in reinvestment of distributions	140,991	226,429
Shares redeemed	(911,369)	(1,075,054)

Total Class C	938,804	3,548,031

Share Transactions – Institutional Class
Shares sold	138,035,394	276,522,183
Shares issued in reinvestment of distributions	10,025,073	17,774,617
Shares redeemed	(85,601,400)	(133,679,016)

Total Institutional Class	62,459,067	160,617,784

Net increase in share transactions	69,567,720	173,822,196

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2018 (Unaudited)	For the Year Ended January 31, 2018
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,931,356	$6,725,084
Net realized gain (loss) on investment transactions and futures contracts	(139)	15,422
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,119,004)	561,135

Net increase in net assets resulting from operations	1,812,213	7,301,641

Distributions
From net investment income, Class A	(181,446)	(329,014)
From net investment income, Class C	(25,775)	(36,838)
From net investment income, Institutional Class	(2,462,658)	(6,623,243)

Total Distributions	(2,669,879)	(6,989,095)

Capital Transactions – Class A
Proceeds from shares sold	850,142	8,528,682
Reinvestment of distributions	174,770	319,168
Amount paid for shares redeemed	(1,676,181)	(6,275,887)

Total Class A	(651,269)	2,571,963

Capital Transactions – Class C
Proceeds from shares sold	75,300	764,434
Reinvestment of distributions	18,719	28,664
Amount paid for shares redeemed	(155,865)	(202,768)

Total Class C	(61,846)	590,330

Capital Transactions – Institutional Class
Proceeds from shares sold	33,145,012	114,072,225
Reinvestment of distributions	2,241,508	6,007,069
Amount paid for shares redeemed	(30,221,615)	(178,336,460)

Total Institutional Class	5,164,905	(58,257,166)

Net increase (decrease) in net assets resulting from capital transactions	4,451,790	(55,094,873)

Total Increase (Decrease) in Net Assets	3,594,124	(54,782,327)

Net Assets
Beginning of period	117,336,059	172,118,386

End of period	$120,930,183	$117,336,059

Accumulated undistributed net investment income (loss) included in net assets at end of period	$51,213	$(210,264)

Share Transactions – Class A
Shares sold	90,246	902,191
Shares issued in reinvestment of distributions	18,536	33,780
Shares redeemed	(177,530)	(663,624)

Total Class A	(68,748)	272,347

Share Transactions – Class C
Shares sold	8,039	81,443
Shares issued in reinvestment of distributions	2,002	3,056
Shares redeemed	(16,644)	(21,676)

Total Class C	(6,603)	62,823

Share Transactions – Institutional Class
Shares sold	3,521,580	12,076,198
Shares issued in reinvestment of distributions	238,180	637,491
Shares redeemed	(3,215,994)	(18,896,345)

Total Institutional Class	543,766	(6,182,656)

Net increase (decrease) in share transactions	468,415	(5,847,486)

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2018 (Unaudited)	For the Year Ended January 31, 2018
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,496,339	$2,977,917
Net realized gain (loss) on investment transactions	212,962	(271,416)
Net change in unrealized appreciation (depreciation) on investments	(1,585,794)	484,922

Net increase in net assets resulting from operations	123,507	3,191,423

Distributions
From net investment income, Class A	(28,271)	(63,290)
From net investment income, Institutional Class	(1,376,721)	(2,846,851)

Total Distributions	(1,404,992)	(2,910,141)

Capital Transactions – Class A
Proceeds from shares sold	46,388	1,186,813
Reinvestment of distributions	28,219	63,260
Amount paid for shares redeemed	(338,221)	(705,498)

Total Class A	(263,614)	544,575

Capital Transactions – Institutional Class
Proceeds from shares sold	630,718	14,233,332
Reinvestment of distributions	1,010,368	2,027,904
Amount paid for shares redeemed	(2,923,166)	(12,997,525)

Total Institutional Class	(1,282,080)	3,263,711

Net increase (decrease) in net assets resulting from capital transactions	(1,545,694)	3,808,286

Total Increase (Decrease) in Net Assets	(2,827,179)	4,089,568

Net Assets
Beginning of period	52,813,517	48,723,949

End of period	$49,986,338	$52,813,517

Accumulated undistributed net investment income (loss) included in net assets at end of period	$61,811	$(29,536)

Share Transactions – Class A
Shares sold	3,959	99,255
Shares issued in reinvestment of distributions	2,407	5,284
Shares redeemed	(28,691)	(58,848)

Total Class A	(22,325)	45,691

Share Transactions – Institutional Class
Shares sold	53,974	1,194,397
Shares issued in reinvestment of distributions	86,558	169,997
Shares redeemed	(248,800)	(1,087,787)

Total Institutional Class	(108,268)	276,607

Net increase (decrease) in share transactions	(130,593)	322,298

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Statements of Changes in Net Assets

For the Period Ended July 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$489,004
Net realized loss on investment transactions	(17,620)
Net change in unrealized appreciation on investments and futures contracts	86,194

Net increase in net assets resulting from operations	557,578

Distributions
From net investment income, Class A (a)	(2,071)
From net investment income, Institutional Class (b)	(493,957)

Total Distributions	(496,028)

Capital Transactions – Class A (a)
Proceeds from shares sold	456,120
Reinvestment of distributions	31

Total Class A	456,151

Capital Transactions – Institutional Class (b)
Proceeds from shares sold	73,149,181
Reinvestment of distributions	493,839
Amount paid for shares redeemed	(584)

Total Institutional Class	73,642,436

Net increase in net assets resulting from capital transactions	74,098,587

Total Increase in Net Assets	74,160,137

Net Assets
Beginning of period	–

End of period	$74,160,137

Accumulated undistributed net investment loss included in net assets at end of period	$(7,024)

Share Transactions – Class A
Shares sold	45,487
Shares issued in reinvestment of distributions	3

Total Class A	45,490

Share Transactions – Institutional Class
Shares sold	7,307,514
Shares issued in reinvestment of distributions	49,294
Shares redeemed	(59)

Total Institutional Class	7,356,749

Net increase in share transactions	7,402,239

(a)	Class A shares commenced operations on April 30, 2018.
(b)	Institutional Class shares commenced operations on April 2, 2018.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$11.26		$11.30	$11.28	$12.08	$12.17	$12.35

Income from investment operations:
Net investment income	0.27		0.54	0.60	0.66	0.62	0.54
Net realized and unrealized gain (loss) on investments	(0.09)		(0.02)	0.12	(0.69)	(0.09)	(0.13)

Total from investment operations	0.18		0.52	0.72	(0.03)	0.53	0.41

Less distributions to shareholders:
From net investment income	(0.26)		(0.56)	(0.70)	(0.77)	(0.62)	(0.58)
From net realized gain	–		–	–	–	–	(0.01)

Total Distributions	(0.26)		(0.56)	(0.70)	(0.77)	(0.62)	(0.59)

Net asset value, end of period	$11.18		$11.26	$11.30	$11.28	$12.08	$12.17

Total Return (a)	1.59	% (b)	4.69%	6.64%	-0.33%	4.41%	3.52%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$603,955		$538,699	$431,536	$470,926	$376,374	$760,039
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (c)(d)(e)	1.36	% (f)	1.40%	1.38%	1.41%	1.46%	1.68%
Ratio of net investment income to average net assets before waiver and reimbursement (recapture)	4.83	% (f)	4.80%	5.42%	5.68%	4.69%	4.36%
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	4.79	% (f)	4.76%	5.38%	5.69%	4.86%	4.60%
Portfolio turnover rate	49.51	% (b)	81.13%	64.45%	43.68%	54.36%	61.70%

(a) Total return does not include the effects of sales charges.
(b) Not annualized.
(c) Ratio of expenses to average net assets before waiver and reimbursement (recapture)	1.33	% (f)	1.36%	1.34%	1.43%	1.62%	1.91%
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	1.19	% (f)	1.20%	1.20%	1.25%	1.40%	1.47%
(e) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	1.23	% (f)	1.24%	1.24%	1.24%	1.24%	1.24%
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.17		$11.23	$11.26	$12.06

Income from investment operations:
Net investment income	0.22		0.46	0.56	0.32
Net realized and unrealized gain (loss) on investments	(0.08)		(0.03)	0.08	(0.70)

Total from investment operations	0.14		0.43	0.64	(0.38)

Less distributions to shareholders:
From net investment income	(0.22)		(0.49)	(0.67)	(0.42)

Total Distributions	(0.22)		(0.49)	(0.67)	(0.42)

Net asset value, end of period	$11.09		$11.17	$11.23	$11.26

Total Return (b)	1.29	% (c)	3.90%	5.87%	-3.20	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$96,697		$86,923	$47,541	$17,650
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (d)(e)(f)	2.11	% (g)	2.15%	2.12%	2.21	% (g)
Ratio of net investment income to average net assets before waiver and reimbursement (recapture)	4.08	% (g)	4.03%	4.45%	5.65	% (g)
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	4.04	% (g)	3.99%	4.41%	5.65	% (g)
Portfolio turnover rate	49.51	% (c)	81.13%	64.45%	43.68	% (c)

(a) Class commenced operations on August 4, 2015.
(b) Total return does not include the effects of sales charges.
(c) Not Annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement (recapture)	2.08	% (g)	2.11%	2.08%	2.21	% (g)
(e) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	1.94	% (g)	1.95%	1.95%	1.99	% (g)
(f) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	1.98	% (g)	1.99%	1.99%	1.99	% (g)
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$11.23		$11.28	$11.27	$12.07	$12.17	$12.34

Income from investment operations:
Net investment income	0.28		0.57	0.63	0.72	0.60	0.56
Net realized and unrealized gain (loss) on investments	(0.08)		(0.03)	0.12	(0.72)	(0.05)	(0.10)

Total from investment operations	0.20		0.54	0.75	–	0.55	0.46

Less distributions to shareholders:
From net investment income	(0.27)		(0.59)	(0.74)	(0.80)	(0.65)	(0.62)
From net realized gain	–		–	–	–	–	(0.01)

Total Distributions	(0.27)		(0.59)	(0.74)	(0.80)	(0.65)	(0.63)

Net asset value, end of period	$11.16		$11.23	$11.28	$11.27	$12.07	$12.17

Total Return	1.88	% (a)	4.88%	6.96%	-0.09%	4.60%	3.88%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$6,486,637		$5,826,546	$4,037,526	$4,006,007	$3,045,031	$1,287,772
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (b)(c)(d)	1.11	% (e)	1.15%	1.13%	1.19%	1.21%	1.43%
Ratio of net investment income to average net assets before waiver and reimbursement (recapture)	5.08	% (e)	5.06%	5.67%	6.18%	4.84%	4.58%
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	5.04	% (e)	5.02%	5.63%	6.19%	5.01%	4.81%
Portfolio turnover rate	49.51	% (a)	81.13%	64.45%	43.68%	54.36%	61.70%

(a) Not Annualized.
(b) Ratio of expenses to average net assets before waiver and reimbursement (recapture)	1.08	% (e)	1.11%	1.09%	1.21%	1.37%	1.66%
(c) Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	0.94	% (e)	0.95%	0.95%	1.00%	1.15%	1.22%
(d) Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	0.98	% (e)	0.99%	0.99%	0.99%	0.99%	0.99%
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.45		$9.42	$9.56	$10.14	$10.00

Income from investment operations:
Net investment income	0.22		0.40	0.48	0.47	0.10	(b)
Net realized and unrealized gain (loss) on investments	(0.08)		0.03	(0.17)	(0.60)	0.11

Total from investment operations	0.14		0.43	0.31	(0.13)	0.21

Less distributions to shareholders:
From net investment income	(0.20)		(0.40)	(0.45)	(0.45)	(0.07)

Total Distributions	(0.20)		(0.40)	(0.45)	(0.45)	(0.07)

Net asset value, end of period	$9.39		$9.45	$9.42	$9.56	$10.14

Total Return (c)	1.50	% (d)	4.69%	3.47%	-1.36%	1.98	% (d)(e)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$8,669		$9,377	$6,785	$15,125	$214
Ratio of expenses to average net assets after waiver and reimbursement (f)(g)(h)	0.94	% (i)	0.94%	1.13%	1.20%	1.24	% (i)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.27	% (i)	3.74%	4.44%	4.62%	-255.74	% (i)
Ratio of net investment income to average net assets after waiver and reimbursement	4.71	% (i)	4.16%	4.78%	4.89%	3.93	% (i)
Portfolio turnover rate	19.71	% (d)	101.75%	84.42%	100.93%	6.41	% (d)

(a) Class commenced operations on November 3, 2014.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not include the effects of sales charges.
(d) Not Annualized.
(e) Total Return was calculated using the traded NAV.
(f) Ratio of expenses to average net assets before waiver and reimbursement	1.38	% (i)	1.36%	1.47%	1.47%	260.91	% (i)
(g) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.38	% (i)	1.36%	1.42%	1.37%	260.91	% (i)
(e) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	0.94	% (i)	0.94%	1.08%	1.10%	1.24	% (i)
(i) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.37		$9.37	$9.55	$10.28

Income from investment operations:
Net investment income	0.17		0.33	0.35	0.20
Net realized and unrealized gain (loss) on investments	(0.07)		0.02	(0.11)	(0.70)

Total from investment operations	0.10		0.35	0.24	(0.50)

Less distributions to shareholders:
From net investment income	(0.17)		(0.35)	(0.42)	(0.23)

Total Distributions	(0.17)		(0.35)	(0.42)	(0.23)

Net asset value, end of period	$9.30		$9.37	$9.37	$9.55

Total Return (b)	1.09	% (c)	3.80%	2.73%	-4.97	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$1,393		$1,465	$875	$648
Ratio of expenses to average net assets after waiver and reimbursement (d)(e)(f)	1.69	% (g)	1.69%	1.84%	1.97	% (g)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.53	% (g)	2.99%	3.58%	4.05	% (g)
Ratio of net investment income to average net assets after waiver and reimbursement	3.97	% (g)	3.41%	3.89%	4.39	% (g)
Portfolio turnover rate	19.71	% (c)	101.75%	84.42%	100.93	% (c)

(a) Class commenced operations on August 4, 2015.
(b) Total return does not include the effects of sales charges.
(c) Not Annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement	2.13	% (g)	2.11%	2.15%	2.32	% (g)
(e) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	2.13	% (g)	2.11%	2.12%	2.19	% (g)
(f) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.69	% (g)	1.69%	1.81%	1.85	% (g)
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Year Ended January 31, 2017	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.44		$9.41	$9.56	$10.14	$10.00

Income from investment operations:
Net investment income	0.23		0.41	0.47	0.46	0.13	(b)
Net realized and unrealized gain (loss) on investments	(0.09)		0.05	(0.14)	(0.57)	0.08

Total from investment operations	0.14		0.46	0.33	(0.11)	0.21

Less distributions to shareholders:
From net investment income	(0.21)		(0.43)	(0.48)	(0.47)	(0.07)

Total Distributions	(0.21)		(0.43)	(0.48)	(0.47)	(0.07)

Net asset value, end of period	$9.37		$9.44	$9.41	$9.56	$10.14

Total Return	1.50	% (c)	4.97%	3.69%	-1.11%	2.03	% (c)(d)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$110,869		$106,494	$164,458	$298,244	$1,142
Ratio of expenses to average net assets after waiver and reimbursement (e)(f)(g)	0.69	% (h)	0.69%	0.87%	0.97%	0.99	% (h)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.51	% (h)	3.98%	4.66%	4.81%	-167.87	% (h)
Ratio of net investment income to average net assets after waiver and reimbursement	4.95	% (h)	4.39%	4.98%	5.10%	5.48	% (h)
Portfolio turnover rate	19.71	% (c)	101.75%	84.42%	100.93%	6.41	% (c)

(a) Class commenced operations on November 3, 2014.
(b) Calculated based on average shares outstanding during the period.
(c) Not Annualized.
(d) Total Return was calculated using the traded NAV.
(e) Ratio of expenses to average net assets before waiver and reimbursement	1.13	% (h)	1.10%	1.19%	1.26%	174.34	% (h)
(f) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.13	% (h)	1.10%	1.15%	1.14%	174.34	% (h)
(g) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	0.69	% (h)	0.69%	0.83%	0.85%	0.99	% (h)
(h) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 (a)		For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$12.00		$11.92	$10.80		$11.73	$12.34	$12.43

Income from investment operations:
Net investment income	0.34		0.68	0.59	(b)	0.64 (b)	0.63 (b)	0.66 (b)
Net realized and unrealized gain (loss) on investments	(0.32)		0.06	1.10		(0.94)	(0.46)	0.18

Total from investment operations	0.02		0.74	1.69		(0.30)	0.17	0.84

Less distributions to shareholders:
From net investment income	(0.32)		(0.66)	(0.57)		(0.63)	(0.62)	(0.69)
From net realized gain	–		–	–		–	(0.16)	(0.24)

Total Distributions	(0.32)		(0.66)	(0.57)		(0.63)	(0.78)	(0.93)

Net asset value, end of period	$11.70		$12.00	$11.92		$10.80	$11.73	$12.34

Total Return (c)	0.14	% (d)	6.34%	16.00	% (d)	-2.57%	1.46%	7.07%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$1,005		$1,298	$745		$705	$2,273	$82
Ratio of expenses to average net assets after waiver and reimbursement (e)	0.90	% (f)	0.90%	0.90	% (f)	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets before waiver and reimbursement	5.45	% (f)	5.34%	5.70	% (f)	N/A	N/A	N/A
Ratio of net investment income to average net assets after waiver and reimbursement	5.78	% (f)	5.71%	6.13	% (f)	5.62%	5.29%	5.33%
Portfolio turnover rate	17.67	% (d)	45.86%	70.87	% (d)	35.45%	33.69%	28.71%

(a) For the stub period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not include the effects of sales charges.
(d) Not annualized.
(e) Ratio of expenses to average net assets before waiver and reimbursement	1.23	% (f)	1.27%	1.33	% (f)	1.11%	1.11%	1.00%
(f) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 (a)		For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$11.95		$11.89	$10.77		$11.71	$12.32	$12.43

Income from investment operations:
Net investment income	0.34		0.71	0.60		0.67 (b)	0.67 (b)	0.72
Net realized and unrealized gain (loss) on investments	(0.31)		0.04	1.12		(0.94)	(0.46)	0.13

Total from investment operations	0.03		0.75	1.72		(0.27)	0.21	0.85

Less distributions to shareholders:
From net investment income	(0.33)		(0.69)	(0.60)		(0.67)	(0.66)	(0.72)
From net realized gain	–		–	–		–	(0.16)	(0.24)

Total Distributions	(0.33)		(0.69)	(0.60)		(0.67)	(0.82)	(0.96)

Net asset value, end of period	$11.65		$11.95	$11.89		$10.77	$11.71	$12.32

Total Return	0.27	% (c)	6.53%	16.28	% (c)	-2.30%	1.78%	7.16%
Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$48,982		$51,516	$47,979		$37,538	$52,561	$47,219
Ratio of expenses to average net assets after waiver and reimbursement (d)	0.65	% (e)	0.65%	0.65	% (e)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets before waiver and reimbursement	5.71	% (e)	5.61%	5.91	% (e)	N/A	N/A	N/A
Ratio of net investment income to average net assets after waiver and reimbursement	6.04	% (e)	5.98%	6.33	% (e)	5.94%	5.51%	5.85%
Portfolio turnover rate	17.67	% (c)	45.86%	70.87	% (c)	35.45%	33.69%	28.71%

(a) For the stub period April 1, 2016 to January 31, 2017. See Note 1 to the Financial Statements.
(b) Calculated based on average shares outstanding during the period.
(c) Not Annualized.
(d) Ratio of expenses to average net assets before waiver and reimbursement	0.98	% (e)	1.02%	1.07	% (e)	0.74%	0.73%	0.75%
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain on investments	0.02

Total from investment operations	0.08

Less distributions to shareholders:
From net investment income	(0.06)

Total Distributions	(0.06)

Net asset value, end of period	$10.02

Total Return	0.70	% (b)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$456
Ratio of expenses to average net assets after waiver and reimbursement (c)	0.50	% (d)
Ratio of net investment income to average net assets before waiver and reimbursement	1.92	% (d)
Ratio of net investment income to average net assets after waiver and reimbursement	2.50	% (d)
Portfolio turnover rate	112.93	% (b)

(a) Class commenced operations on April 30, 2018.
(b) Not annualized.
(c) Ratio of expenses to average net assets before waiver and reimbursement	1.08	% (d)
(d) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2018 (a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain on investments	0.02

Total from investment operations	0.10

Less distributions to shareholders:
From net investment income	(0.08)

Total Distributions	(0.08)

Net asset value, end of period	$10.02

Total Return	1.03	% (b)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$73,704
Ratio of expenses to average net assets after waiver and reimbursement (c)	0.28	% (d)
Ratio of net investment income to average net assets before waiver and reimbursement	1.91	% (d)
Ratio of net investment income to average net assets after waiver and reimbursement	2.51	% (d)
Portfolio turnover rate	112.93	% (b)

(a) Class commenced operations on April 2, 2018.
(b) Not annualized.
(c) Ratio of expenses to average net assets before waiver and reimbursement	0.88	% (d)
(d) Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds

Notes to the Financial Statements (Unaudited)

July 31, 2018

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014 and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of four series, Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”), Angel Oak Flexible Income Fund (the “Flexible Income Fund”), Angel Oak High Yield Opportunities Fund (the “High Yield Opportunities Fund”), and Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”) (the “Funds”). The UltraShort Income Fund offers three classes of shares to investors; Class A, Class C, and Institutional Class. The Funds (except the UltraShort Income Fund) offer four classes of shares to investors, Class A shares, Class C shares, Institutional Class shares, and Class T shares. The Multi-Strategy Income Fund’s Class A shares commenced operations on June 28, 2011, Class C shares commenced operations on August 4, 2015, Institutional Class shares commenced operations on August 16, 2012, and Class T shares have not commenced operations as of July 31, 2018. Flexible Income Fund’s Class A and Institutional Class shares commenced operations on November 3, 2014, Class C shares commenced on August 4, 2015, and Class T shares have not commenced operations as of July 31, 2018. High Yield Opportunities Fund Class A shares commenced operations on July 31, 2012, Institutional Class shares commenced operations on March 31, 2009, and Class C and Class T shares have not commenced operations as of July 31, 2018. UltraShort Income Fund’s Class A shares commenced operations on April 30, 2018, Institutional Class Shares commenced operations on April 2, 2018, and Class C shares have not commenced operations as of July 31, 2018. Class A shares charge a 2.25% front-end sales charge and a 0.25% 12b-1 fee. Effective May 31, 2018, the UltraShort Income Fund no longer charges a front-end sales charge on Class A Shares. Class T shares charge a 2.50% front-end sales charge and a 0.25% 12b-1 fee. Class C shares charge a 1.00% deferred sales charge on shares redeemed within one year of purchase and a 1.00% 12b-1 fee. Institutional Class shares do not charge front-end or back-end sales charges and no 12b-1 fees.

The investment objective of the Multi-Strategy Income Fund is current income. The investment objective of the Flexible Income Fund is to seek current income with a secondary objective of total return. The investment objective of High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation. The investment objective of the UltraShort Income Fund is to provide current income while seeking to minimize price volatility and maintain liquidity. The Multi-Strategy Income Fund and High Yield Opportunities Fund are diversified series of the Trust while the Flexible Income Fund and UltraShort Income Fund are non-diversified series of the Trust.

The Multi-Strategy Income Fund is the successor in interest to a fund (the “Predecessor Fund”) having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by the Multi- Strategy Income Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”). On March 26, 2015, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Multi-Strategy Income Fund, and effective as of the close of business on April 10, 2015, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Multi-Strategy Income Fund. Costs incurred by the Multi-Strategy Income Fund in connection with the reorganization were paid by the Adviser. The Predecessor Fund ceased offering its C Class shares and converted them into Class A shares effective as of the close of business April 2, 2015.

The High Yield Opportunities Fund is the successor in interest to the Rainier High Yield Fund (the “Predecessor High Yield Fund”), which had the same investment objective and was included as a series of another investment company, Rainier Investment Management Mutual Funds (“Predecessor Trust”), and that was advised by Rainier Investment Management, LLC. On April 15, 2016, the shareholders of the Predecessor High Yield Fund approved the reorganization of the Original Shares and Institutional Shares of the Predecessor High Yield Fund with and into the Class A shares and Institutional Class shares of the Angel Oak High Yield Opportunities Fund, and effective as of the close of business on April 15, 2016, the assets and liabilities of the Predecessor High Yield Fund were transferred to the Trust in exchange for shares in the Angel Oak High Yield Opportunities Fund. Costs incurred by the Angel Oak High Yield Opportunities Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor High Yield Fund was March 31, 2016. The reporting period ended January 31, 2017 for the High Yield Opportunities Fund was April 1, 2016 through January 31, 2017. Operations prior to April 15, 2016 were for the Predecessor High Yield Fund. Net assets and shares outstanding on April 15, 2016 were $705,808 and 64,250 for Original Shares and $37,954,151 and 3,463,606 for Institutional Shares, respectively, all of which were transferred into the Trust at NAV at the close of business on April 15, 2016.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in accordance with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies”.

Securities Valuation and Fair Value Measurements – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee reports quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2018:

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$712,027,770	$–	$712,027,770
Collateralized Debt Obligations	–	20,203,198	–	20,203,198
Collateralized Loan Obligations	–	929,249,445	–	929,249,445
Collateralized Mortgage Obligations	–	4,716,229,615	43,485,190	4,759,714,805
Corporate Obligations	–	333,379,832	2,700,000	336,079,832
Investment Companies	120,601,754	–	–	120,601,754
Mortgage-Backed Securities – U.S. Government Agency Issues	–	497,921,627	–	497,921,627
Preferred Stocks	13,874,011	–	–	13,874,011
Whole Loans	–	22,236,170	–	22,236,170
Short Term Investments	101,114,909	–	–	101,114,909
Total	$235,590,674	$7,231,247,657	$46,185,190	$7,513,023,521
Other Financial Instruments*
Assets
Futures Contracts	$14,120,732	$–	$–	$14,120,732
Liabilities
Reverse Repurchase Agreements	$–	$(5,323,000)	$–	$(5,323,000)

*	Other financial instruments are derivative instruments, such as futures and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2018, the Multi-Strategy Income Fund did not recognize any transfers to or from Levels 1, 2, or 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Strategy Income Fund	Balance as of 01/31/2018	Discounts/ Premiums	Net Realized Loss	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2018	Net Change in Unrealized Depreciation on securities held at 07/31/2018
Corporate Obligations	$2,700,000	$–	$–	$–	$–	$–	$–	$–	$2,700,000	$–
Collateralized Mortgage Obligations	$–	$–	$(1,747,379)	$–	$45,232,569	$–	$–	$–	$43,485,190	$–

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Multi-Strategy Income Fund	Fair Value as of 07/31/2018	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Corporate Obligations	$2,700,000	Consensus Pricing	Third party	$20.00	When the Fund uses information provided by a third party as a fair value method, it may consider the following: news surrounding the security and significant changes in the security’s operations, which would result in direct and proportional changes in the price level.
Collateralized Mortgage Obligations	$43,485,190	Consensus Pricing	Third party	$100.00	When the Fund uses information provided by a third party as a fair value method, it may consider the following: news surrounding the security and significant changes in the security’s operations, which would result in direct and proportional changes in the price level.

Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$–	$10,405,251	$–	$10,405,251
Collateralized Loan Obligations	–	4,037,124	–	4,037,124
Corporate Obligations	–	99,750,900	–	99,750,900
Short Term Investments	5,375,363	–	–	5,375,363
Total	$5,375,363	$114,193,275	$–	$119,568,638

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2018, the Flexible Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

High Yield Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$–	$4,992,004	$–	$4,992,004
Corporate Obligations	–	42,601,855	–	42,601,855
Short Term Investments	2,356,867	–	–	2,356,867
Total	$2,356,867	$47,593,859	$–	$49,950,726

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2018, the High Yield Opportunities Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

UltraShort Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$38,305,174	$–	$38,305,174
Collateralized Loan Obligations	–	7,868,083	–	7,868,083
Collateralized Mortgage Obligations	–	14,739,463	–	14,739,463
Corporate Obligations	–	754,018	–	754,018
Mortgage-Backed Securities – U.S. Government Agency Issues	–	9,589,030	–	9,589,030
Short Term Investments	4,939,913	–	–	4,939,913
Total	4,939,913	71,255,768	–	76,195,681
Other Financial Instruments*
Assets
Futures Contracts	$6,625	$–	$–	$6,625

*	Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2018, the UltraShort Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each securities estimated life and recoverable principal. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.

Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended January 31, 2018, certain differences were reclassified. These differences were primarily related to paydown losses; the amounts did not affect net assets. The reclassifications were as follows:

	Paid-in capital	Accumulated net investment income (loss)	Accumulated net realized gain (loss) from investment transactions
Multi-Strategy Income Fund	$ –	$1,463,073	$(1,463,073)
Flexible Income Fund	$ –	$6,680	$(6,680)
High Yield Opportunities Fund	$(455)	$(99,207)	$99,662

Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Repurchase Agreements – Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or the date of maturity of the purchased security. A repurchase agreement is accounted for as an investment by the Funds, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate such collateral. The exercise of the Funds’ right to liquidate such collateral could involve certain costs or delays, and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise covered its obligations under reverse repurchase agreement.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Multi-Strategy Income Fund
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$–	$5,323,000	$–	$–	$5,323,000
Total	$–	$5,323,000	$–	$–	$5,323,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$5,323,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Asset-Backed, Mortgage-Backed and Whole Loan Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”). If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Funds may invest could negatively impact the value of the Funds’ investments. To the extent the Funds focus their investments in particular types of mortgage-backed or asset-backed securities, including whole loans and CLOs, the Funds may be more susceptible to risk factors affecting such types of securities.

Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt,” are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and depots held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

Preferred Stocks – The Funds may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease.

Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 3 for information on futures contract activity during the period ended July 31, 2018.

Options – A Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of a Fund or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

A Fund may close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the applicable Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option. See Note 3. The Funds’ did not hold any options as of July 31, 2018.

Swaps – The Funds may enter into swap contracts to hedge various investments for risk management or to pursue their investment objective. The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps, options on foregoing swaps, and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Swap agreements are valued by a pricing service and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Funds’ did not hold any swaps during the period ended July 31, 2018.

NOTE 3. DERIVATIVE TRANSACTIONS

The following tables present a summary of the value of derivative instruments as of July 31, 2018 and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2018 for the Multi-Strategy Income Fund.

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Liabilities
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$145,197

The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2018:

Derivatives	Type of Derivative Risk	Location of Gain on Derivatives in Income	Realized Gain on Derivatives
Futures Contracts	Interest Rate	Net realized gain on futures contracts	$12,007,259

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Change in Unrealized Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized depreciation on futures contracts	$(113,902)

For the Multi-Strategy Income Fund the average monthly notional value of long and short futures contracts during the period ended July 31, 2018 was $911,132,351 and ($603,817,495), respectively.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

The following tables present a summary of the value of derivative instruments as of July 31, 2018 and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2018 for the UltraShort Income Fund.

UltraShort Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Assets
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$561

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2018:

Derivatives	Type of Derivative Risk	Location of Gain on Derivatives in Income	Change in Unrealized Appreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation on futures contracts	$6,625

For the UltraShort Income Fund the average monthly notional value of long futures contracts during the period ended July 31, 2018 was $2,269,566.

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2018, the Funds were not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2018.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$145,197	$–	$145,197	$–	$145,197	$–
Reverse Repurchase Agreements	$5,323,000	$–	$5,323,000	$5,323,000	$–	$–
Total	$5,468,197	$–	$5,468,197	$5,323,000	$145,197	$–

UltraShort Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$561	$–	$561	$–	$–	$561

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Funds’ (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, Multi-Strategy Income Fund, Flexible Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89%, 0.89%, 0.55%, and 0.44%, respectively, of the average daily net assets of the Fund.

The Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Multi-Strategy Income Fund, the Flexible Income Fund, the High Yield Opportunities Fund, and the UltraShort Income Fund until May 31, 2019, so that the Total Annual Fund Operating Expenses of each Fund do not exceed 0.99%, 0.85%, 0.65%, and 0.49%, respectively. Effective December 1, 2016, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Flexible Income Fund’s average daily net assets. Effective May 7, 2018, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 0.25% of the UltraShort Income Fund’s average daily net assets. These voluntary waivers are in addition to the contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time. Fees waived under these voluntary waivers are not subject to recoupment by the Adviser. These operating expense limitations do not apply to front-end sales loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). In addition, the Adviser has contractually agreed through May 31, 2019 to waive the amount of the Multi-Strategy Income Fund’s management fee to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in underlying funds for which the Adviser also serves as investment adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.

The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above. During the period ended July 31, 2018, Multi- Strategy Income Fund repaid $1,118,919 of previously waived expenses to the Adviser, the High Yield Opportunities Fund waived $81,031 of expenses, and the UltraShort Income Fund waived $20,922 of expenses. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statement of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2018 are included in the table below. Fees waived by the Predecessor High Yield Fund are not subject to recoupment by the Angel Oak High Yield Opportunities Fund.

	Recoverable through January 31, 2019	Recoverable through January 31, 2020	Recoverable through January 31, 2021	Recoverable through January 31, 2022
Flexible Income Fund	$860,519	$579,174	$–	$–
High Yield Opportunities Fund	N/A	$148,887	$184,315	$81,031
UltraShort Income Fund	N/A	N/A	N/A	$20,922

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, Class C shares, and Class T shares. The Distribution Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class T shares and an annual rate of up to 1.00% of the average daily net assets of Class C shares. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. For the period ended July 31, 2018, Multi-Strategy Income Fund, Flexible Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund incurred distribution fees of $1,164,770, $17,554, $1,314, and $212, respectively.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountants and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodians; coordinates the preparation and payment of

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. Both the Administrator and Custodian are affiliates of the Distributor.

Certain officers, Trustees and shareholders of the Fund are also owners or employees of the Adviser.

NOTE 5. SECURITIZATION TRANSACTION

On November 5, 2015, the Multi-Strategy Income Fund and the Flexible Income Fund participated in the offering of the Financial Institution Note Securitization 2015-1, LTD (FINS 2015-1). As part of the offering, Multi Strategy Income Fund purchased $12,927,000 of Class A notes, $6,275,000 of Class C notes and 11,231,000 preferred shares and Flexible Income Fund purchased $7,673,000 of Class A notes, $3,725,000 of Class C notes and 6,666,666 preferred shares of FINS 2015-1. In February 2016, Flexible Income Fund sold $7,673,000 of Class A notes. See Schedule of Investments for current shares held. The Adviser has been named as the collateral surveillance and analysis provider of FINS 2015-1. The collateral manager may consult with the collateral surveillance and analysis provider prior to making certain decisions; however, the collateral manager will not be required to follow any position taken by or recommendation made by the collateral surveillance and analysis provider in any such consultation.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$3,433,35,138	$3,943,485,423
Flexible Income Fund	$22,849,266	$36,082,922
High Yield Opportunities Fund	$8,636,500	$12,374,027
UltraShort Income Fund	$111,209,801	$40,026,778

During the period ended July 31, 2018, the Multi-Strategy Income Fund purchased, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment at a value of $4,347,554. During the period ended July 31, 2018, the Flexible Income Fund purchased, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment at a value of $822,993. During the period ended July 31, 2017, the Flexible Income Fund sold, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment at a value of $3,729,186.

For the period ended July 31, 2018, there were was $442,562,017 of long-term purchases and $556,219,652 of sales of U.S. Government securities for the Multi-Strategy Income Fund. For the period ended July 31, 2018, there were was $11,161,975 of long-term purchases and $576,207 of sales of U.S. Government securities for the UltraShort Income Fund. There were no long-term purchases or sales of U.S. Government securities for the Flexible Income Fund and High Yield Opportunities Fund.

NOTE 7. TRANSACTIONS WITH AFFILIATES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 7. TRANSACTIONS WITH AFFILIATES – (continued)

The Multi-Strategy Income Fund had the following transactions during the period ended July 31, 2018, with affiliates:

	Share Activity				Period Ended July 31, 2018
Security Name	Balance February 1, 2018	Purchases	Sales	Balance July 31, 2018	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Flexible Income Fund	2,111,932	1,127,743	–	3,239,675	$30,355,755	$647,328	$–	$(224,707)
High Yield Opportunities Fund	1,809,838	51,616	–	1,861,454	$21,685,940	$602,522	$–	$(544,080)
UltraShort Income Fund	–	6,842,321	–	6,842,321	$68,560,059	$493,925	$–	$72,038
Total	3,921,770	8,021,680	–	11,943,450	$120,601,754	$1,743,775	$–	$(696,749)

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2018, UBS Wealth Management USA (“UBS”) owned, as record shareholder, 44% of the outstanding shares of Flexible Income Fund. It is not known whether UBS, or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2018, Angel Oak Multi-Strategy Income Fund owned, as beneficial shareholders, 25% of the outstanding shares of Flexible Income Fund, 43% of the outstanding shares of High Yield Opportunities Fund, and 92% of the outstanding shares of the UltraShort Income Fund. At July 31, 2018, no shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.

NOTE 9. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the year ended January 31, 2018 and January 31, 2017 were as follows:

	Multi-Strategy Income Fund		Flexible Income Fund		High Yield Opportunities Fund
	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary Income	$286,492,642	$286,227,943	$6,989,095	$10,336,302	$2,910,141	$2,239,343
Net Long-Term Capital Gain	–	–	–	–	–	–
Total	$286,492,642	$286,227,943	$6,989,095	$10,336,302	$2,90,141	$2,239,343

At January 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
Tax Cost of Investments	$6,801,343,236	$129,157,715	$53,070,515
Unrealized Appreciation*	105,756,907	1,913,086	1,771,628
Unrealized Depreciation*	(139,578,679)	(541,305)	(388,450)
Net Unrealized Appreciation (Depreciation) *	$(33,821,772)	$1,371,781	$1,383,178
Undistributed Ordinary Income	2,978,795	86,717	35,808
Undistributed Long-Term Gain (Loss)	–	–	–
Distributable Earnings	$2,978,795	$86,717	$35,808
Other Accumulated Gain (Loss)	(340,799,965)	(35,775,461)	(1,294,166)
Total Accumulated Gain (Loss)	$(371,642,942)	$(34,316,963)	$124,820

*	Represents aggregated amounts of Fund’s investments, reverse repurchase agreements and futures.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 9. FEDERAL TAX INFORMATION – (continued)

The temporary differences between book basis and tax basis in the funds are primarily attributable to wash sale loss deferrals, distributions payable, mark-to-markets, and other temporary differences.

As of January 31, 2018, Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund had available for federal tax purposes an unused capital loss carryforward of $335,699,342, $35,666,313 and $1,228,822, respectively, which is available for offset against future taxable net capital gains. The Flexible Income Fund utilized $95,975 of capital loss carryforward.

To the extent these carryforwards are used to offset futures gains, it is probably that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
No expiration short-term	$126,971,300	$23,327,339	$274,134
No expiration long-term	$208,728,042	$12,338,974	$954,688
Total	$335,699,342	$35,666,313	$1,228,822

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the on the first business day of the Funds’ following taxable year. For the tax period ended January 31, 2018, the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund did not defer any post-October losses.

NOTE 10. CREDIT AGREEMENTS

In August 2015, as amended June 2018, the Multi-Strategy Income Fund entered into a $400 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in October 2018. Under the Facility, interest is charged on floating rate loans based on the 3-month LIBOR rate plus 1.10% and is payable on the last day of each interest period, which was 3.44% as of July 31, 2018. For the period ended July 31, 2018, the average principal balance and interest rate was approximately $250,000,000 and 3.51%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees. These expenses, including the commitment fee, are included in the Interest expense line item that is reflected in the Statements of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. As of July 31, 2018, the outstanding principal balance under the Facility was $250 million. The amount of the maximum loan outstanding during the period was $250 million.

U.S. Bank, N.A. has made available to the Multi-Strategy Income Fund, Flexible Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund a $320,000,000 unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on May 23, 2019, for the purposes of having cash available to satisfy redemption requests. Principal is due twenty days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the one-month LIBOR, plus 1.75%, which was 3.83% as of July 31, 2018. For the period from February 1, 2018 to July 31, 2018, the average principal balance and interest rate was $183,149 and 3.51%, respectively for the Flexible Income Fund and $1,050 and 3.38%, respectively for the High Yield Opportunities Fund. The Multi-Strategy Income Fund did not borrow under this arrangement, during this period. The maximum loan outstanding during the period for the Flexible Income Fund was $12,436,000 on February 1, 2018. The maximum loan outstanding during the period for the High Yield Opportunities Fund $99,000 on February 14, 2018. As of July 31, 2018, the Funds had no outstanding borrowings under this agreement.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2018

NOTE 12. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the event listed below.

At a recent meeting, the Board of Trustees of Angel Oak Funds Trust approved a Subadvisory Agreement between Angel Oak Capital Advisors, LLC (the “Adviser”) and Parks Capital Management, LLC (the “Subadviser”). The Subadviser will serve as subadviser to a limited portion of the Angel Oak Flexible Income Fund’s portfolio.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the tax year ended January 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2018, the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund paid qualified dividend income of 0.00%, 0.00%, and 0.00%, respectively.

For the taxable year ended January 31, 2018, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, and 0.00%, respectively.

For the taxable year ended January 31, 2018, the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2018, the Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 74.98%, 93.29%, and 99.92%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the website of the SEC at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by call 1-800-SEC-0330.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Statement Regarding the Basis for the Approval of the Continuance of Investment Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the in-person organizational meeting held on December 7, 2017 (the “Organizational Meeting”), the Board of Trustees (the “Board”) of Angel Oak Funds Trust (the “Trust”) considered and approved the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of the Angel Oak UltraShort Income Fund (the “Fund” or the “New Fund”), and Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”) for an initial two-year period. The Board met again at an in-person meeting held on March 27-28, 2018 (together with the Organizational Meeting, the “Meetings”) before the Fund was launched and, after taking into account the information that it considered at the Organizational Meeting and the fact that there would be no reduction in the level or quality of services to be provided by the Adviser, approved a reduction of the investment advisory fee and expense limitation. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser and by the Fund’s administrator that provided the Board with information regarding the estimated fees and expenses of the Fund, as compared to other similar mutual funds.

Following their review and consideration, the Trustees determined that the Investment Advisory Agreement with respect to the Fund would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the

Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the projected profitability data and comparative fee and expense information prepared by Fund management. In considering the Investment Advisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:

The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past to the existing series of the Trust, the Angel Oak Flexible Income Fund, Angel Oak High Yield Opportunities Fund and Angel Oak Multi-Strategy Income Fund (the “Existing Funds”), Angel Oak’s management capabilities demonstrated with respect to the Existing Funds, the professional qualifications and experience of each of the portfolio managers of the New Fund, Angel Oak’s investment and management oversight processes, and the competitive investment performance of the Existing Funds. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services provided to the Existing Funds in the past, and that these services are appropriate in scope and extent in light of the New Fund’s proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of the New Fund’s investment objective, policies and strategies and competitive with many other comparable investment companies.

The investment performance of the New Fund. The Board noted that the New Fund had not yet commenced operations, and consequently, the New Fund’s performance was not relevant to their considerations. The Board considered the past performance of the Existing Funds based on materials provided by Angel Oak and information obtained from an independent third-party data provider. The Board noted that the performance of the Existing Funds reflected positively on Angel Oak’s experience and ability to successfully implement the New Fund’s strategies, and the Trustees observed that the portfolio management team for the New Fund would include individuals currently responsible for the Existing Funds.

The cost of advisory services to be provided and the level of profitability. On the basis of comparative information derived from the expense data that was provided to the Board, the Trustees determined that the overall projected expense ratio of the New Fund is generally higher than the median expense ratio for funds in its peer group. However, the Board noted that the quality of services provided by Angel Oak and the past performance of the Existing Funds demonstrated that the proposed advisory fees still offered an appropriate value for the New Fund and its shareholders. In addition, the Trustees noted that Angel Oak had proposed to contractually limit the New Fund’s total operating expenses.

The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that the firm has a variety of account types with different fee arrangements and that the Adviser does not manage any funds that are comparable to the New Fund. The Board took into account the unique management requirements involved in managing a registered investment company as opposed to other types of client accounts.

The Board also focused on Angel Oak’s projected level of profitability with respect to the New Fund and noted that Angel Oak’s expected level of profitability was acceptable and not unreasonable. Accordingly, on the basis of the Board’s review of the proposed fees to be charged by Angel Oak for the investment advisory and other services to be provided to the New Fund by Angel Oak, and the estimated level of profitability from Angel Oak’s relationship with the New Fund, the Board concluded that the proposed level of investment advisory fees and Angel Oak’s projected profitability were appropriate in light of the investment advisory fees, overall expense ratios and investment performance of comparable investment companies and the historical profitability of the relationship between the Existing Funds and Angel Oak.

The extent to which economies of scale may be realized as the New Fund grows and whether the proposed advisory fee reflects possible economies of scale. While it was noted that the New Fund’s investment advisory fee will not decrease as the New Fund’s assets grow because it will not be subject to investment advisory fee breakpoints, the Trustees concluded that the New Fund’s proposed investment advisory fee is appropriate in light of the projected size of the New Fund and appropriately reflects the current economic environment for Angel Oak and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the New Fund has achieved economies of scale, and the appropriateness of the investment advisory fee payable to Angel Oak with respect to the New Fund, in the future, at which time the implementation of fee breakpoints on the New Fund could be considered.

Benefits to Angel Oak from its relationship with the New Fund (and any corresponding benefits to the New Fund). The Trustees concluded that other benefits that will be derived by Angel Oak from its relationship with the New Fund are reasonable and fair and consistent with industry practice and the best interests of the New Fund and its shareholders.

Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Fund in a professional manner that is consistent with the best interests of the New Fund and its shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of the New Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.

Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the New Fund in order to consider the approval of the Investment Advisory Agreement. It was noted that, in making their determinations, the Trustees had considered and relied upon the materials provided to them for use at the Meetings with respect to the proposed contract and the presentation of the representatives of Angel Oak. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling, but, rather, the Trustees took note of a combination of factors that had influenced their decision making process. They noted the level and quality of investment advisory services provided by Angel Oak to the Existing Funds, and they found that these services will benefit the New Fund and its shareholders and also reflected management’s overall commitment to the growth and development of the New Fund.

Statement Regarding the Basis for the Approval of the Subadvisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the in-person meeting held on June 20-21, 2018, the Board of Trustees (the “Board”) of Angel Oak Funds Trust considered the approval of the Investment Subadvisory Agreement (the “Subadvisory Agreement” or the “Agreement”) between Angel Oak Capital Advisors, LLC (“Angel Oak”) and Parks Capital Management, LLC (the “Subadviser” or “Parks Capital”) with respect to a limited portion of the portfolio of the Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”) and the Angel Oak Flexible Income Fund (the “Flexible Income Fund”) (each, a “Fund” and, together, the “Funds”).

The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the approval of the Agreement, and it is the duty of the Subadviser to furnish the Trustees with information that is responsive to their request. Accordingly, in determining whether to approve the Subadvisory Agreement, the Board requested, and the Subadviser provided, information and data relevant to the Board’s consideration.

Following their review and consideration, the Trustees determined that the Subadvisory Agreement with respect to the Funds would enable shareholders of the Funds to obtain high quality services with respect to the limited portion of the Funds’ portfolios subadvised by Parks Capital at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Subadvisory Agreement. In reaching their decision, the Trustees requested and obtained from the Subadviser such information as they deemed reasonably necessary to evaluate the Subadvisory Agreement. The Trustees also carefully considered the comparative fee information prepared by the Subadviser. In considering the Subadvisory Agreement with respect to the Funds, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:

The nature, extent and quality of the advisory services to be provided. The Board’s evaluation of the services to be provided by Parks Capital to each Fund took into account the Board’s knowledge and familiarity gained as Trustees of the Funds. The Board reviewed the purposes and investment objective of each Fund and Angel Oak’s overall plan to meet each Fund’s stated purposes and objective. The Board considered Angel Oak’s reasons for recommending the appointment of Parks Capital as subadviser to a limited portion of each Fund’s portfolio, including Angel Oak’s due diligence with respect to Parks Capital and Angel Oak’s belief that Parks Capital’s investment strategy would benefit the Funds by, among other reasons, complementing the strategy provided by Angel Oak as investment adviser to each Fund. The Board also received materials from Parks Capital detailing the historical investment performance of its strategy and its investment philosophy as well as the presentation from management of Parks Capital. The Independent Trustees concluded, with respect to Parks Capital, that the nature, extent and quality of the services provided, as well as the investment performance, would be satisfactory, and the Board supported a decision to approve the Subadvisory Agreement.

The investment performance of each Fund. The Board received and considered performance information for the strategy to be provided by Parks Capital. The Board also noted that, because Parks Capital would be a new subadviser to a limited portion of each

Fund’s portfolio and the long/short equity strategy to be provided by Parks Capital, the current performance of each Fund was not a significant factor in the consideration of the approval of the Subadvisory Agreement.

The cost of advisory services to be provided and the level of profitability. Profitability of Parks Capital or its affiliates or Angel Oak or its affiliates in providing services to each Fund was not a significant factor considered by the Board, because the subadvisory fee would be paid by Angel Oak out of the advisory fee paid to it by each Fund, respectively, and not by the Funds. In addition, the Board considered representations from Angel Oak that the subadvisory fee to be paid by Angel Oak to Parks Capital for services provided to each Fund was the result of arm’s length negotiations.

The extent to which economies of scale may be realized as each Fund grows and whether the subadvisory fee reflects possible economies of scale. The Board noted that, because the subadvisory fee for each Fund would be paid by Angel Oak, not by the Funds, and the fact that Parks Capital would be subadvising a limited portion of each Fund’s portfolio, consideration of economies of scale with respect specifically to the subadvisory fee was not relevant.

Benefits to Parks Capital from its relationship with each Fund (and any corresponding benefits to each Fund). The Board considered that Parks Capital’s relationship with the Funds would be limited to its provision of subadvisory services to the Funds and that, therefore, Angel Oak believed that Parks Capital would not receive tangible ancillary benefits as a result of its relationship with the Funds, with the exception of possible benefits from soft dollars (e.g., research credits related to transaction commissions) for the Funds (which would also potentially benefit the Funds). The Board recognized that Parks Capital could receive intangible benefits from its association with the Funds, such as increased name recognition or publicity from being selected as a subadviser to each Fund after an extensive review process. The Trustees concluded that other benefits that will be derived by Parks Capital from its relationship with each Fund are reasonable and fair and consistent with industry practice and the best interests of the Funds and its shareholders.

Other Considerations. The Trustees determined that Parks Capital maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and its shareholders. The Trustees also concluded that Parks Capital has made a significant commitment to the management and success of each Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Parks Capital, including its best-execution procedures.

Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information to consider the approval of the Subadvisory Agreement. Based upon all of the foregoing factors and such other matters as were deemed relevant, the Independent Trustees concluded that each factor supported a determination to approve the Subadvisory Agreement. It was noted that no single factor was determinative to the decision of the Independent Trustees. The Independent Trustees concluded that the approval of the Subadvisory Agreement was in the best interests of each Fund and its shareholders.

5. Compensation of Trustees

Each Trustee who is not an “interested person” of the Trust (i.e., an “Independent Trustee”) receives an annual retainer of $52,000, paid quarterly as well as $8,500 for attending each regularly scheduled meeting in person in connection with his service on the Board of the Trust and other funds advised by the Adviser. Independent Trustees are permitted reimbursement for out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-444-9243.

6. Trustees and Officers

The business of each Fund is managed under the direction of the Board. The Board formulates the general policies of each Fund and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for each Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Road NW, Suite 500, Atlanta, GA 30305. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-751-4324.

Name and year of birth	Position with the Trust and tenure	Funds in complex overseen by Trustee	Principle occupation(s) during the past five years	Name and year of birth
Independent Trustees of the Trust(1)
Ira P. Cohen 1959	Independent Trustee and Chairman, since 2014; indefinite term	5	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	Ira P. Cohen 1959
Alvin R. Albe, Jr. 1953	Independent Trustee, since 2014; indefinite term	5	Retired; Senior Advisor, The TCW Group, Inc. (asset manager), (2008 – 2013).	Alvin R. Albe, Jr. 1953
Keith M. Schappert 1951	Independent Trustee, since 2014; indefinite term	5	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	Keith M. Schappert 1951
Interested Trustee of the Trust:
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee, since April 2015; indefinite term	5	Chief Investment Officer, Portfolio Manager, Co-Founder, Angel Oak Capital Advisors, LLC (since 2009)	Sreeniwas (Sreeni) V. Prabhu 1974

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and year of birth	Position within Trust	Term of office and length of time served	Principle occupation(s) during past five years
Officers of the Trust
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term	General Counsel, Angel Oak (since 2014); General Counsel, EARNEST Partners, LLC (investment management firm) (2014); Vice-President and Assistant General Counsel, GE Asset Management Incorporated (2004 – 2014).
R. Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Compliance Manager, Invesco Advisers, Ltd. (2013 – 2015); Compliance Officer, Macquarie Group (2013); Chief Compliance Officer, Aspen Partners, Ltd. (2003 – 2013).
Lu Chang, CFA, FRM 1975	Secretary	Since 2015; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2014); Vice-President and Finance Manager, Wells Fargo Advisors, LLC (investment advisory firm) (2010 – 2014).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Controller, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014 – 2015); Associate, Goldman Sachs & Company, Inc. (2010 – 2014).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes since the Funds’ inception to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	9/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	9/26/18

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	9/26/18

* Print the name and title of each signing officer under his or her signature.